NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)1

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) – New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)1

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)1

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)1

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 30, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 20, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 6, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 3, 2021 (inception) to December 31, 2021.

T. ROWE PRICE

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 1, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 18, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 17, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 2, 2021 (inception) to December 31, 2021.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2021 (inception) to December 31, 2021.

HARTFORD MUTUAL FUNDS (THE)

Hartford MidCap HLS Fund - Class IA (HTMCIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 11, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 28, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 25, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2021 (inception) to December 31, 2021.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)1

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)1

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 14, 2021 (inception) to December 31, 2021.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)1

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)1

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

PIMCO FUNDS

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 23, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 22, 2021 (inception) to December 31, 2021.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 15, 2021 (inception) to December 31, 2021.

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 12, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 12, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series ® - Mortgage Fund: Class 1 (AMVM1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 14, 2021 (inception) to December 31, 2021.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 12, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 10, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 28, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 16, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 2, 2020 (inception) to December 31, 2020.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 8, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 12, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 5, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of operations for the period from January 1, 2021 to December 31, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 31, 2021 (liquidation) and the year ended December 31, 2020.

NORTHERN LIGHTS

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	76,101	$788,381	$881,252	$-	$881,252	$29	$881,223	$881,223	$-	$881,223
ALVGIA	1,362	48,655	50,180	2	50,182	-	50,182	50,182	-	50,182
ALVIVB	22,984	314,139	359,015	-	359,015	13	359,002	359,002	-	359,002
AAEIP3	450,444	4,042,488	3,972,917	16	3,972,933	-	3,972,933	3,972,933	-	3,972,933
ARLPE3	127,392	1,974,585	2,216,628	-	2,216,628	120	2,216,508	2,216,508	-	2,216,508
ACVGI	73,123	1,489,692	1,594,819	-	1,594,819	5	1,594,814	1,594,814	-	1,594,814
ACVI	2,380	34,012	35,371	-	35,371	4	35,367	35,367	-	35,367
ACVIG	1,188,873	11,330,186	12,744,717	8	12,744,725	-	12,744,725	12,744,725	-	12,744,725
ACVIP1	3,169	36,221	36,286	1	36,287	-	36,287	36,287	-	36,287
ACVIP2	1,795,777	19,975,752	20,507,772	-	20,507,772	60	20,507,712	20,507,712	-	20,507,712
ACVMV2	85,709	2,020,815	2,147,006	-	2,147,006	40	2,146,966	2,146,966	-	2,146,966
ACVU1	97,780	1,950,260	3,068,341	-	3,068,341	25	3,068,316	3,068,316	-	3,068,316
ACVV	688,188	7,553,272	9,407,530	-	9,407,530	17	9,407,513	9,407,513	-	9,407,513
ACVV2	198,085	2,651,585	2,711,788	-	2,711,788	24	2,711,764	2,711,764	-	2,711,764
AFGC	30,715	362,227	358,449	-	358,449	6	358,443	358,443	-	358,443
AFGF	2,990	376,109	381,449	2	381,451	-	381,451	381,451	-	381,451
AMVBA1	70,480	800,585	790,078	-	790,078	2	790,076	790,076	-	790,076
AMVBC4	2,440,840	33,746,550	43,227,276	-	43,227,276	70	43,227,206	43,227,206	-	43,227,206
AMVCB4	1,720,244	17,886,094	20,883,762	-	20,883,762	35	20,883,727	20,883,727	-	20,883,727
AMVGS4	273,555	7,547,960	9,016,382	10	9,016,392	-	9,016,392	9,016,392	-	9,016,392
AMVI4	563,565	11,746,807	12,573,139	-	12,573,139	72	12,573,067	12,573,067	-	12,573,067
AMVIG1	52,363	1,045,724	1,027,370	-	1,027,370	3	1,027,367	1,027,367	-	1,027,367
AMVM1	36,213	387,885	384,941	-	384,941	3	384,938	384,938	-	384,938
AMVNW1	30,404	999,924	967,772	-	967,772	7	967,765	967,765	-	967,765
AMVNW4	709,778	18,469,719	22,173,462	-	22,173,462	82	22,173,380	22,173,380	-	22,173,380
PIHYB2	15,063	140,845	138,733	-	138,733	44	138,689	138,689	-	138,689
BRVDA3	203,638	2,638,523	2,838,719	-	2,838,719	19	2,838,700	2,838,700	-	2,838,700
BRVED3	524,399	5,975,936	6,366,205	-	6,366,205	36	6,366,169	6,366,169	-	6,366,169
BRVEDI	206,799	2,748,812	2,516,739	-	2,516,739	1	2,516,738	2,516,738	-	2,516,738
BRVHY3	2,730,954	20,193,542	20,727,939	61,964	20,789,903	-	20,789,903	20,789,903	-	20,789,903
BRVHYI	131,267	1,002,090	996,316	3,499	999,815	-	999,815	999,815	-	999,815
BRVMMI	179,343	179,343	179,343	-	179,343	6	179,337	179,337	-	179,337
BRVSII	75,163	1,095,434	984,632	-	984,632	15	984,617	984,617	-	984,617
BRVTR1	2,318	27,901	27,774	16	27,790	-	27,790	27,790	-	27,790
BRVTR3	1,328,023	16,129,566	15,710,511	15,016	15,725,527	-	15,725,527	15,725,527	-	15,725,527
MLVGA3	1,958,611	28,619,275	28,164,830	-	28,164,830	87	28,164,743	28,164,743	-	28,164,743
DVMCSS	449,116	8,683,720	11,066,221	-	11,066,221	38	11,066,183	11,066,183	-	11,066,183

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SASP5I	122,430	7,870,889	8,620,276	-	8,620,276	10	8,620,266	8,620,266	-	8,620,266
CLSCV1	13,759	279,958	285,501	-	285,501	4	285,497	285,497	-	285,497
CLVDC1	1,131	92,394	100,222	-	100,222	4	100,218	100,218	-	100,218
CLVEM1	20,873	448,766	405,354	2	405,356	-	405,356	405,356	-	405,356
CLVHY2	854,786	5,822,310	5,786,902	-	5,786,902	88	5,786,814	5,786,814	-	5,786,814
CLVLD1	22,256	221,553	219,004	-	219,004	5	218,999	218,999	-	218,999
CLVLG1	6,301	360,504	370,124	-	370,124	2	370,122	370,122	-	370,122
CLVLV1	36,020	1,297,174	1,347,880	-	1,347,880	8	1,347,872	1,347,872	-	1,347,872
CLVPB1	2,264	26,181	25,180	-	25,180	-	25,180	25,180	-	25,180
CLVSE1	910	37,593	39,327	1	39,328	-	39,328	39,328	-	39,328
CSCRS	68,513	1,781,507	1,695,013	-	1,695,013	78	1,694,935	1,694,935	-	1,694,935
CSCRS2	12,411	309,775	307,673	2	307,675	-	307,675	307,675	-	307,675
DWVEMD	18,944	576,806	537,428	-	537,428	1	537,427	537,427	-	537,427
DWVSVS	240,871	8,797,255	10,901,835	-	10,901,835	38	10,901,797	10,901,797	-	10,901,797
DFVIV	73,615	999,770	982,764	-	982,764	8	982,756	982,756	-	982,756
ETVFR	2,211,959	19,922,419	20,106,706	75	20,106,781	-	20,106,781	20,078,585	28,196	20,106,781
FHIB	38,233	241,785	244,308	-	244,308	2	244,306	244,306	-	244,306
FQB	526	5,765	5,924	-	5,924	6	5,918	5,918	-	5,918
FVUS2	187,283	2,061,869	2,005,799	-	2,005,799	7	2,005,792	2,005,792	-	2,005,792
FAM2	27,503	439,514	489,834	-	489,834	15	489,819	489,819	-	489,819
FB2	3,483,650	70,104,534	85,419,108	-	85,419,108	77	85,419,031	85,419,031	-	85,419,031
FC2	517,255	22,350,361	27,161,070	-	27,161,070	19	27,161,051	27,161,051	-	27,161,051
FEI2	314,863	6,982,462	7,956,595	-	7,956,595	27	7,956,568	7,956,568	-	7,956,568
FEMS2	763,895	10,791,419	9,609,804	-	9,609,804	20	9,609,784	9,609,784	-	9,609,784
FG2	1,124,166	93,909,679	111,764,617	-	111,764,617	26	111,764,591	111,764,591	-	111,764,591
FGI2	825,163	18,151,916	20,975,642	3	20,975,645	-	20,975,645	20,965,167	10,478	20,975,645
FHI2	329,710	1,659,848	1,658,439	-	1,658,439	82	1,658,357	1,658,357	-	1,658,357
FICAP	89	2,163	2,164	-	2,164	1	2,163	2,163	-	2,163
FIGBP	2,700	36,829	36,050	-	36,050	2	36,048	36,048	-	36,048
FIGBP2	1,783,161	23,975,821	23,145,425	-	23,145,425	28	23,145,397	23,145,397	-	23,145,397
FIP	6,764	2,970,821	3,167,358	-	3,167,358	10	3,167,348	3,167,348	-	3,167,348
FMCP	966	46,250	39,760	2	39,762	-	39,762	39,762	-	39,762
FMMP	463,107	463,107	463,107	-	463,107	3	463,104	463,104	-	463,104
FNRS2	119,489	1,834,561	1,874,784	-	1,874,784	1	1,874,783	1,874,783	-	1,874,783
FRESS2	317,366	5,998,969	7,413,671	-	7,413,671	-	7,413,671	7,413,671	-	7,413,671
FVIII	95,949	1,123,996	1,098,619	6	1,098,625	-	1,098,625	1,098,625	-	1,098,625
FVP	988	18,985	18,067	-	18,067	3	18,064	18,064	-	18,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FVSII	1,174	13,774	13,786	-	13,786	2	13,784	13,784	-	13,784
FVSIS2	1,477,860	17,072,409	17,157,956	-	17,157,956	5	17,157,951	17,157,951	-	17,157,951
FEOVF	27,806	739,915	733,513	-	733,513	12	733,501	733,501	-	733,501
FTVFA2	937,282	5,578,576	5,586,200	-	5,586,200	100	5,586,100	5,586,100	-	5,586,100
FTVGI2	950,034	15,002,652	12,473,951	20	12,473,971	-	12,473,971	12,438,717	35,254	12,473,971
FTVIS2	1,243,013	18,957,883	20,832,900	-	20,832,900	10	20,832,890	20,832,890	-	20,832,890
FTVMD2	442,573	8,031,554	8,678,861	-	8,678,861	60	8,678,801	8,678,801	-	8,678,801
GVGMNS	49,101	617,087	631,440	-	631,440	33	631,407	631,407	-	631,407
GVHQFA	422,858	4,379,294	4,368,121	-	4,368,121	80	4,368,041	4,368,041	-	4,368,041
GVMSAS	75,896	720,349	740,743	-	740,743	24	740,719	740,719	-	740,719
GVFRB	272,835	6,586,555	6,657,162	2	6,657,164	-	6,657,164	6,657,164	-	6,657,164
RAF	37,764	714,072	712,223	-	712,223	24	712,199	712,199	-	712,199
RBF	63,008	6,598,506	6,242,831	-	6,242,831	86	6,242,745	6,242,745	-	6,242,745
RBKF	20,845	2,421,670	2,431,823	-	2,431,823	22	2,431,801	2,431,801	-	2,431,801
RBMF	26,829	2,749,179	2,842,482	-	2,842,482	16	2,842,466	2,842,466	-	2,842,466
RCPF	84,105	5,751,424	6,532,444	105	6,532,549	-	6,532,549	6,532,549	-	6,532,549
RELF	36,538	6,416,125	7,700,018	-	7,700,018	52	7,699,966	7,699,966	-	7,699,966
RENF	31,151	5,214,434	5,352,105	-	5,352,105	76	5,352,029	5,345,184	6,845	5,352,029
RESF	10,847	2,668,583	2,395,218	-	2,395,218	18	2,395,200	2,395,200	-	2,395,200
RFSF	70,876	7,040,306	7,989,814	-	7,989,814	27	7,989,787	7,989,787	-	7,989,787
RHCF	112,676	8,995,879	10,881,151	-	10,881,151	153	10,880,998	10,858,323	22,675	10,880,998
RHYS	6,800	559,819	556,613	-	556,613	25	556,588	556,588	-	556,588
RINF	37,257	6,053,266	5,196,958	-	5,196,958	67	5,196,891	5,196,891	-	5,196,891
RJNF	15,244	1,067,614	1,032,329	-	1,032,329	44	1,032,285	1,032,285	-	1,032,285
RLCE	6,390	775,578	800,699	-	800,699	65	800,634	800,634	-	800,634
RLCJ	7,251	747,768	738,611	-	738,611	70	738,541	738,541	-	738,541
RLF	33,398	3,927,135	4,069,880	26	4,069,906	-	4,069,906	4,069,906	-	4,069,906
RMED	13,743	3,351,054	3,337,874	-	3,337,874	345	3,337,529	3,337,529	-	3,337,529
RMEK	43,643	3,937,752	3,819,631	-	3,819,631	284	3,819,347	3,805,228	14,119	3,819,347
RNF	85,833	14,042,329	16,883,318	-	16,883,318	11	16,883,307	16,883,307	-	16,883,307
ROF	332,808	21,662,832	24,255,081	-	24,255,081	39	24,255,042	24,255,042	-	24,255,042
RPMF	175,714	8,189,773	7,248,189	-	7,248,189	89	7,248,100	7,241,760	6,340	7,248,100
RREF	95,742	4,548,605	4,887,629	-	4,887,629	17	4,887,612	4,887,612	-	4,887,612
RRF	17,126	2,238,280	2,299,277	-	2,299,277	108	2,299,169	2,299,169	-	2,299,169
RSRF	255,695	3,641,922	4,528,357	-	4,528,357	22	4,528,335	4,528,335	-	4,528,335
RTEC	76,587	13,789,547	15,900,908	56	15,900,964	-	15,900,964	15,900,964	-	15,900,964
RTEL	8,376	559,018	598,031	-	598,031	90	597,941	597,941	-	597,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTF	38,583	17,238,268	19,260,109	-	19,260,109	114	19,259,995	19,259,995	-	19,259,995
RTRF	28,406	3,466,472	3,545,654	14	3,545,668	-	3,545,668	3,545,668	-	3,545,668
RUF	30,527	958,613	949,400	-	949,400	47	949,353	949,353	-	949,353
RUGB	83,924	3,275,700	3,216,819	3,683	3,220,502	-	3,220,502	3,220,502	-	3,220,502
RUTL	101,780	3,369,959	3,548,057	-	3,548,057	5	3,548,052	3,548,052	-	3,548,052
RVARS	119,797	2,934,723	3,235,713	-	3,235,713	106	3,235,607	3,235,607	-	3,235,607
RVCMD	21,287	1,836,507	1,853,910	-	1,853,910	115	1,853,795	1,853,795	-	1,853,795
RVF	308,861	45,586,172	59,288,989	5,728	59,294,717	-	59,294,717	53,505,625	5,789,092	59,294,717
RVIDD	56,735	2,708,380	2,588,233	-	2,588,233	14	2,588,219	2,588,219	-	2,588,219
RVIMC	2,022	70,917	69,357	-	69,357	19	69,338	69,338	-	69,338
RVISC	4,979	151,972	149,962	-	149,962	42	149,920	149,920	-	149,920
RVLCG	325,351	19,210,663	22,803,881	3	22,803,884	-	22,803,884	22,803,884	-	22,803,884
RVLCV	203,626	10,407,383	12,472,066	-	12,472,066	14	12,472,052	12,472,052	-	12,472,052
RVLDD	35,602	7,194,642	7,398,709	-	7,398,709	14	7,398,695	7,398,695	-	7,398,695
RVMCG	141,959	6,719,152	6,647,922	13	6,647,935	-	6,647,935	6,647,935	-	6,647,935
RVMCV	108,609	5,857,139	5,944,182	5	5,944,187	-	5,944,187	5,944,187	-	5,944,187
RVMFU	183,645	3,033,612	2,984,235	4	2,984,239	-	2,984,239	2,970,223	14,016	2,984,239
RVSCG	72,336	5,116,909	5,216,876	-	5,216,876	31	5,216,845	5,216,845	-	5,216,845
RVSCV	45,373	3,911,317	3,885,324	-	3,885,324	29	3,885,295	3,885,295	-	3,885,295
RVSDL	26,873	1,058,391	1,049,377	-	1,049,377	62	1,049,315	1,049,315	-	1,049,315
RVWDL	3,171	169,216	167,348	-	167,348	43	167,305	167,305	-	167,305
HTDEIA	19,945	410,115	415,851	3	415,854	-	415,854	415,854	-	415,854
HTMCIA	2,480	102,854	99,966	-	99,966	2	99,964	99,964	-	99,964
AVIE2	53,487	2,122,178	2,178,010	-	2,178,010	52	2,177,958	2,177,958	-	2,177,958
IVBRA2	534,221	5,444,781	5,636,028	-	5,636,028	4	5,636,024	5,636,024	-	5,636,024
IVEW52	657,856	13,888,615	19,683,046	-	19,683,046	114	19,682,932	19,682,932	-	19,682,932
IVEW5I	613	17,897	18,973	-	18,973	-	18,973	18,973	-	18,973
OVAG	5,601	668,732	642,057	-	642,057	4	642,053	642,053	-	642,053
OVGSS	337,915	14,896,377	18,984,092	-	18,984,092	8	18,984,084	18,984,084	-	18,984,084
OVIG	517,262	1,623,112	1,510,405	-	1,510,405	1	1,510,404	1,510,404	-	1,510,404
OVSCS	336,339	8,562,548	10,369,342	36	10,369,378	-	10,369,378	10,358,386	10,992	10,369,378
WRASP	1,271,155	11,273,503	12,951,539	-	12,951,539	16	12,951,523	12,951,523	-	12,951,523
WRENG	413,315	984,592	1,435,153	-	1,435,153	46	1,435,107	1,435,107	-	1,435,107
JPIGA2	141,074	2,531,453	2,894,835	-	2,894,835	20	2,894,815	2,894,815	-	2,894,815
JPIIB2	160,634	1,751,792	1,905,121	-	1,905,121	14	1,905,107	1,905,107	-	1,905,107
JPMMV1	136,851	1,731,287	1,825,588	3	1,825,591	-	1,825,591	1,825,591	-	1,825,591
JPSCE1	4,481	125,074	127,273	3	127,276	-	127,276	127,276	-	127,276

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OGBDP	525,329	5,994,204	5,957,227	-	5,957,227	6	5,957,221	5,957,221	-	5,957,221
OGDEP	17,513	787,650	803,149	-	803,149	7	803,142	803,142	-	803,142
JABS	673,464	28,898,261	35,787,876	-	35,787,876	22	35,787,854	35,787,854	-	35,787,854
JAFBS	402,909	5,470,669	5,346,598	-	5,346,598	58	5,346,540	5,346,540	-	5,346,540
JAGTS	1,953,225	37,853,175	40,841,930	-	40,841,930	32	40,841,898	40,841,898	-	40,841,898
JAMGS	244,458	18,692,247	22,609,946	-	22,609,946	122	22,609,824	22,609,824	-	22,609,824
LZREMI	11,734	261,185	253,927	6	253,933	-	253,933	253,933	-	253,933
LZREMS	258,705	4,593,604	5,655,296	-	5,655,296	18	5,655,278	5,655,278	-	5,655,278
LPVAI	7,215	429,559	440,851	6	440,857	-	440,857	440,857	-	440,857
LPVCA2	238,740	6,266,876	5,584,132	-	5,584,132	39	5,584,093	5,584,093	-	5,584,093
LPVCII	38,599	997,548	988,918	-	988,918	12	988,906	988,906	-	988,906
LPVCMI	330	10,188	9,669	4	9,673	-	9,673	9,673	-	9,673
LPWHY2	711,138	5,256,924	5,290,867	-	5,290,867	137	5,290,730	5,283,341	7,389	5,290,730
SBVI	79,747	1,465,934	1,813,448	12	1,813,460	-	1,813,460	1,813,460	-	1,813,460
SBVSG2	382,900	12,680,774	12,945,840	-	12,945,840	77	12,945,763	12,945,763	-	12,945,763
LOVSDC	1,082,397	15,595,271	15,250,972	-	15,250,972	69	15,250,903	15,250,903	-	15,250,903
LOVTRC	488,670	8,358,660	8,234,090	-	8,234,090	7	8,234,083	8,234,083	-	8,234,083
MNCPS2	447,727	7,528,890	8,274,496	31	8,274,527	-	8,274,527	8,274,527	-	8,274,527
MNHCBI	37,699	385,419	374,785	-	374,785	5	374,780	374,780	-	374,780
MNVFRI	70,894	629,067	627,920	-	627,920	10	627,910	627,910	-	627,910
M3GRES	10,191	217,584	231,328	-	231,328	4	231,324	231,324	-	231,324
MEGS	205	15,733	16,258	4	16,262	-	16,262	16,262	-	16,262
MV2RIS	61,086	1,144,554	1,150,861	-	1,150,861	34	1,150,827	1,150,827	-	1,150,827
MV3MVI	11,224	115,515	124,476	-	124,476	1	124,475	124,475	-	124,475
MV3MVS	1,051,724	9,361,473	11,516,373	-	11,516,373	71	11,516,302	11,516,302	-	11,516,302
MVBRES	55,748	2,940,224	3,774,726	-	3,774,726	12	3,774,714	3,774,714	-	3,774,714
MVFIC	69,830	1,658,162	1,726,208	-	1,726,208	10	1,726,198	1,726,198	-	1,726,198
MVGTAS	70,738	1,079,049	1,064,614	-	1,064,614	24	1,064,590	1,064,590	-	1,064,590
MVIGIC	4,164	68,733	69,879	1	69,880	-	69,880	69,880	-	69,880
MVIGSC	181,754	2,701,496	3,008,024	-	3,008,024	75	3,007,949	3,007,949	-	3,007,949
MVITSI	2,185	92,646	97,722	-	97,722	5	97,717	97,717	-	97,717
MVIVSC	1,029,780	29,724,844	38,060,682	-	38,060,682	74	38,060,608	38,060,608	-	38,060,608
MVUSC	124,743	4,243,125	4,687,832	-	4,687,832	48	4,687,784	4,687,784	-	4,687,784
MGRFV	334,968	3,892,029	3,942,568	-	3,942,568	22	3,942,546	3,925,380	17,166	3,942,546
MSEMB	1,312,150	9,729,140	9,368,748	-	9,368,748	40	9,368,708	9,355,530	13,178	9,368,708
MSGI2	851,570	6,520,736	7,042,484	53	7,042,537	-	7,042,537	7,042,537	-	7,042,537
MSVEG2	651,547	37,750,878	31,547,929	-	31,547,929	68	31,547,861	31,547,861	-	31,547,861

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSVEM	1,870	34,153	33,874	4	33,878	-	33,878	33,878	-	33,878
MSVGT2	122,475	1,275,204	1,375,390	-	1,375,390	51	1,375,339	1,375,339	-	1,375,339
VKVGR2	1,331,833	13,196,375	13,797,786	5	13,797,791	-	13,797,791	13,778,083	19,708	13,797,791
DTRTFB	334,857	3,409,808	3,308,383	-	3,308,383	41	3,308,342	3,308,342	-	3,308,342
EIF2	476,338	9,168,222	10,750,953	-	10,750,953	81	10,750,872	10,750,872	-	10,750,872
GBF	351,305	3,906,248	3,818,681	-	3,818,681	23	3,818,658	3,818,658	-	3,818,658
GBF2	753,338	8,321,786	8,158,651	-	8,158,651	58	8,158,593	8,158,593	-	8,158,593
GEM	145,121	1,984,902	1,993,959	-	1,993,959	107	1,993,852	1,993,852	-	1,993,852
GEM2	822,982	11,964,912	11,126,711	-	11,126,711	6	11,126,705	11,122,871	3,834	11,126,705
GVAAA2	3,634,080	94,904,076	109,385,804	42	109,385,846	-	109,385,846	109,385,846	-	109,385,846
GVABD2	1,357,019	16,606,534	16,596,347	-	16,596,347	66	16,596,281	16,596,281	-	16,596,281
GVAGG2	927,265	30,876,116	42,209,099	-	42,209,099	36	42,209,063	42,209,063	-	42,209,063
GVAGI2	779,655	43,398,636	52,891,761	-	52,891,761	100	52,891,661	52,891,661	-	52,891,661
GVAGR2	588,426	60,499,096	85,033,486	-	85,033,486	3	85,033,483	85,033,483	-	85,033,483
GVDMA	2,163,785	28,346,331	31,807,643	-	31,807,643	117	31,807,526	31,794,003	13,523	31,807,526
GVDMC	2,554,242	27,598,293	30,344,394	166	30,344,560	-	30,344,560	30,116,415	228,145	30,344,560
GVEX1	14,219,985	283,347,384	397,306,372	-	397,306,372	106	397,306,266	397,306,266	-	397,306,266
GVIDA	615,807	7,987,884	9,120,101	-	9,120,101	97	9,120,004	9,120,004	-	9,120,004
GVIDC	2,064,530	20,616,998	22,173,056	5	22,173,061	-	22,173,061	22,173,061	-	22,173,061
GVIDM	6,219,989	73,643,629	81,730,649	-	81,730,649	43	81,730,606	81,730,606	-	81,730,606
HIBF	989,509	6,588,160	6,481,281	-	6,481,281	121	6,481,160	6,481,160	-	6,481,160
IDPG2	226,084	2,571,108	2,921,007	-	2,921,007	21	2,920,986	2,920,986	-	2,920,986
IDPGI2	313,528	3,492,955	3,752,927	-	3,752,927	37	3,752,890	3,752,890	-	3,752,890
MCIF	3,066,798	70,305,826	84,858,314	24	84,858,338	-	84,858,338	84,858,338	-	84,858,338
MSBF	1,155,276	10,645,118	10,570,777	-	10,570,777	59	10,570,718	10,570,718	-	10,570,718
NAMAA2	562,484	6,616,098	7,632,906	-	7,632,906	38	7,632,868	7,632,868	-	7,632,868
NAMGI2	413,094	4,755,463	5,977,472	-	5,977,472	9	5,977,463	5,977,463	-	5,977,463
NCPG2	94,245	1,021,442	1,225,182	-	1,225,182	82	1,225,100	1,225,100	-	1,225,100
NCPGI2	135,997	1,485,412	1,642,840	-	1,642,840	51	1,642,789	1,642,789	-	1,642,789
NJMMA2	63,563	630,392	641,352	-	641,352	8	641,344	641,344	-	641,344
NVAMV2	134,873	1,882,932	2,663,732	-	2,663,732	78	2,663,654	2,663,654	-	2,663,654
NVAMVZ	658,976	10,545,075	12,929,117	1	12,929,118	-	12,929,118	12,929,118	-	12,929,118
NVBX	4,620,454	50,687,355	49,392,652	-	49,392,652	31	49,392,621	49,392,621	-	49,392,621
NVCBD2	703,445	7,915,728	7,569,069	-	7,569,069	36	7,569,033	7,569,033	-	7,569,033
NVCCA2	1,177,291	12,181,032	14,421,813	-	14,421,813	80	14,421,733	13,925,407	496,326	14,421,733
NVCCN2	1,357,675	14,011,540	15,396,031	-	15,396,031	23	15,396,008	15,396,008	-	15,396,008
NVCMA2	765,212	7,086,223	8,578,023	45	8,578,068	-	8,578,068	8,564,318	13,750	8,578,068

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCMC2	760,736	8,059,463	9,166,865	-	9,166,865	56	9,166,809	9,166,809	-	9,166,809
NVCMD2	1,739,767	17,587,546	21,364,342	-	21,364,342	43	21,364,299	21,364,299	-	21,364,299
NVCRA2	519,568	5,270,198	6,749,183	-	6,749,183	49	6,749,134	6,749,134	-	6,749,134
NVCRB2	1,069,241	11,440,184	13,247,895	29	13,247,924	-	13,247,924	13,247,924	-	13,247,924
NVDBL2	728,923	11,576,601	12,639,523	-	12,639,523	29	12,639,494	12,639,494	-	12,639,494
NVDCA2	880,690	15,183,998	17,798,751	-	17,798,751	77	17,798,674	17,354,026	444,648	17,798,674
NVFIII	621,300	6,944,610	6,815,656	-	6,815,656	44	6,815,612	6,815,612	-	6,815,612
NVGEII	64,382	908,624	1,047,502	-	1,047,502	6	1,047,496	1,047,496	-	1,047,496
NVIE6	283,931	2,981,111	3,586,050	-	3,586,050	43	3,586,007	3,586,007	-	3,586,007
NVIX	5,055,993	50,558,418	56,627,125	-	56,627,125	42	56,627,083	56,620,590	6,493	56,627,083
NVLCPP	3,243,930	38,074,926	37,434,953	-	37,434,953	9	37,434,944	37,434,944	-	37,434,944
NVLCPY	5,383	63,242	62,171	3	62,174	-	62,174	62,174	-	62,174
NVMGA2	248,905	2,777,184	3,019,215	-	3,019,215	61	3,019,154	3,019,154	-	3,019,154
NVMIG6	1,421,155	17,028,086	16,286,431	-	16,286,431	74	16,286,357	16,286,357	-	16,286,357
NVMIVZ	429,792	4,414,919	4,946,911	-	4,946,911	49	4,946,862	4,946,862	-	4,946,862
NVMLG2	1,105,704	9,952,577	11,178,670	-	11,178,670	114	11,178,556	11,178,556	-	11,178,556
NVMM2	132,214,766	132,214,766	132,214,766	-	132,214,766	37	132,214,729	132,184,660	30,069	132,214,729
NVMMG1	27,986	336,452	323,512	73	323,585	-	323,585	323,585	-	323,585
NVMMG2	1,575,072	19,132,849	16,491,009	-	16,491,009	52	16,490,957	16,490,957	-	16,490,957
NVMMV2	925,912	7,226,219	8,879,500	-	8,879,500	8	8,879,492	8,879,492	-	8,879,492
NVNMO1	29,290	419,153	443,747	2	443,749	-	443,749	443,749	-	443,749
NVNMO2	329,328	3,685,062	4,900,404	-	4,900,404	131	4,900,273	4,900,273	-	4,900,273
NVNSR2	121,870	1,673,245	1,927,989	-	1,927,989	1	1,927,988	1,927,988	-	1,927,988
NVOLG2	806,350	14,508,868	19,118,554	-	19,118,554	25	19,118,529	19,118,529	-	19,118,529
NVRE2	1,148,669	9,758,790	11,957,642	-	11,957,642	81	11,957,561	11,957,561	-	11,957,561
NVSIX2	4,792,377	39,374,517	48,546,776	2	48,546,778	-	48,546,778	48,546,778	-	48,546,778
NVSTB2	1,537,715	15,993,970	15,715,443	-	15,715,443	26	15,715,417	15,715,417	-	15,715,417
NVTIV3	53,111	490,153	616,087	-	616,087	31	616,056	616,056	-	616,056
SAM	31,317	31,317	31,317	-	31,317	7	31,310	31,310	-	31,310
SCF	314,310	5,869,065	8,137,476	-	8,137,476	28	8,137,448	8,137,448	-	8,137,448
SCF2	259,372	5,538,111	6,115,997	-	6,115,997	49	6,115,948	6,115,948	-	6,115,948
SCGF	275,855	5,047,966	5,481,232	-	5,481,232	18	5,481,214	5,481,214	-	5,481,214
SCGF2	386,858	6,954,287	6,650,087	-	6,650,087	86	6,650,001	6,650,001	-	6,650,001
SCVF	292,898	2,731,211	3,391,758	22	3,391,780	-	3,391,780	3,391,780	-	3,391,780
SCVF2	321,444	3,215,140	3,535,885	-	3,535,885	79	3,535,806	3,535,806	-	3,535,806
TRF	78,142	1,782,991	2,127,017	-	2,127,017	87	2,126,930	2,126,930	-	2,126,930
TRF2	86,274	2,028,152	2,336,303	-	2,336,303	13	2,336,290	2,336,290	-	2,336,290

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMSRS	928	33,307	34,377	5	34,382	-	34,382	34,382	-	34,382
NBARMS	118,147	1,177,060	1,345,697	-	1,345,697	38	1,345,659	1,345,659	-	1,345,659
NO7TB	47,808	587,037	676,004	-	676,004	36	675,968	675,968	-	675,968
NOTBBA	1,476,046	13,484,379	13,107,291	-	13,107,291	63	13,107,228	13,107,228	-	13,107,228
PMUBA	438,324	4,556,876	4,523,502	-	4,523,502	10	4,523,492	4,523,492	-	4,523,492
PMVAAD	467,931	5,149,693	5,456,076	-	5,456,076	22	5,456,054	5,456,054	-	5,456,054
PMVEBD	455,566	5,870,209	5,703,689	-	5,703,689	32	5,703,657	5,703,657	-	5,703,657
PMVFAD	313,885	3,124,902	2,878,330	-	2,878,330	24	2,878,306	2,878,306	-	2,878,306
PMVFHI	57,026	621,704	613,027	-	613,027	10	613,017	613,017	-	613,017
PMVFHV	393,027	4,375,674	4,225,044	-	4,225,044	21	4,225,023	4,225,023	-	4,225,023
PMVGBD	202,636	2,343,775	2,216,838	-	2,216,838	84	2,216,754	2,216,754	-	2,216,754
PMVHYD	664,471	5,290,115	5,275,900	-	5,275,900	30	5,275,870	5,275,870	-	5,275,870
PMVHYI	130,398	1,041,353	1,035,362	-	1,035,362	5	1,035,357	1,035,357	-	1,035,357
PMVII	177,683	1,951,746	1,938,523	-	1,938,523	5	1,938,518	1,938,518	-	1,938,518
PMVIV	1,713,007	18,365,865	18,688,906	-	18,688,906	23	18,688,883	18,688,883	-	18,688,883
PMVLAD	1,382,389	14,291,974	14,141,838	24	14,141,862	-	14,141,862	14,141,862	-	14,141,862
PMVLDI	66,168	683,384	676,898	-	676,898	1	676,897	676,897	-	676,897
PMVRI	58,461	817,630	817,874	-	817,874	3	817,871	817,871	-	817,871
PMVRSD	630,796	4,322,934	4,945,439	12	4,945,451	-	4,945,451	4,945,451	-	4,945,451
PMVRSI	57,358	440,898	442,230	-	442,230	2	442,228	442,228	-	442,228
PMVSTA	1,261,853	13,109,579	12,997,082	53	12,997,135	-	12,997,135	12,997,135	-	12,997,135
PMVSTI	76,611	793,648	789,092	-	789,092	-	789,092	789,092	-	789,092
PMVTRI	127,681	1,390,035	1,373,852	-	1,373,852	5	1,373,847	1,373,847	-	1,373,847
PNVMC1	1,981	143,068	148,094	-	148,094	2	148,092	148,092	-	148,092
PROA30	22,813	1,215,660	1,215,031	-	1,215,031	57	1,214,974	1,214,974	-	1,214,974
PROAHY	204,914	5,456,079	5,432,280	-	5,432,280	63	5,432,217	5,432,217	-	5,432,217
PROBIO	54,442	4,962,505	5,142,573	-	5,142,573	35	5,142,538	5,142,538	-	5,142,538
PROBL	55,749	3,833,702	3,918,620	-	3,918,620	97	3,918,523	3,918,523	-	3,918,523
PROBM	17,854	1,466,208	1,516,557	-	1,516,557	48	1,516,509	1,516,509	-	1,516,509
PROBNK	56,541	1,813,720	1,788,401	-	1,788,401	56	1,788,345	1,788,345	-	1,788,345
PROBR	7,335	110,767	106,727	-	106,727	16	106,711	106,711	-	106,711
PROCG	65,326	4,212,731	4,536,913	-	4,536,913	147	4,536,766	4,536,766	-	4,536,766
PROCS	45,279	3,399,251	3,502,770	-	3,502,770	98	3,502,672	3,502,672	-	3,502,672
PROE30	66,939	1,699,815	1,714,965	-	1,714,965	105	1,714,860	1,714,860	-	1,714,860
PROEM	49,515	1,531,906	1,487,442	-	1,487,442	104	1,487,338	1,487,338	-	1,487,338
PROFIN	80,246	3,875,580	4,046,026	-	4,046,026	1	4,046,025	4,046,025	-	4,046,025
PROGVP	22,234	510,331	506,051	-	506,051	70	505,981	505,981	-	505,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROHC	101,893	7,802,515	8,566,116	-	8,566,116	61	8,566,055	8,566,055	-	8,566,055
PROIND	38,508	3,797,045	3,848,850	-	3,848,850	40	3,848,810	3,848,810	-	3,848,810
PROINT	24,911	557,426	556,253	-	556,253	56	556,197	556,197	-	556,197
PROJP	17,847	1,019,490	1,013,194	-	1,013,194	28	1,013,166	1,013,166	-	1,013,166
PRON	161,936	10,972,101	11,962,184	158	11,962,342	-	11,962,342	11,962,342	-	11,962,342
PRONET	125,342	6,869,269	6,430,032	-	6,430,032	103	6,429,929	6,429,929	-	6,429,929
PROOG	143,958	3,810,454	4,036,585	-	4,036,585	9	4,036,576	4,036,576	-	4,036,576
PROPHR	38,356	1,538,127	1,617,099	-	1,617,099	99	1,617,000	1,617,000	-	1,617,000
PROPM	93,205	2,526,135	2,621,852	-	2,621,852	103	2,621,749	2,621,749	-	2,621,749
PRORRO	4,769	142,406	132,385	-	132,385	21	132,364	132,364	-	132,364
PROSCN	65,491	6,060,765	7,304,920	-	7,304,920	40	7,304,880	7,304,880	-	7,304,880
PROSEM	356	9,271	9,083	-	9,083	18	9,065	9,065	-	9,065
PROSIN	2,016	52,716	50,685	-	50,685	12	50,673	50,673	-	50,673
PROSN	2,274	30,467	30,672	-	30,672	10	30,662	30,662	-	30,662
PROTEC	137,304	10,703,367	12,755,582	110	12,755,692	-	12,755,692	12,755,692	-	12,755,692
PROTEL	13,031	477,237	492,200	-	492,200	55	492,145	492,145	-	492,145
PROUN	486,071	37,667,020	48,276,608	162	48,276,770	-	48,276,770	48,276,770	-	48,276,770
PROUSN	9,513	107,336	101,503	-	101,503	79	101,424	101,424	-	101,424
PROUTL	104,417	4,069,345	4,434,596	-	4,434,596	131	4,434,465	4,434,465	-	4,434,465
PVEIB	552,221	13,732,681	17,019,441	-	17,019,441	142	17,019,299	17,019,299	-	17,019,299
PVEIIA	243	7,571	7,574	5	7,579	-	7,579	7,579	-	7,579
PVIGIB	72,871	818,196	828,539	-	828,539	23	828,516	828,516	-	828,516
PVTIGB	12,209	209,285	208,280	6	208,286	-	208,286	208,286	-	208,286
TRBCGP	102,870	5,988,992	5,464,470	-	5,464,470	11	5,464,459	5,464,459	-	5,464,459
TRHS2	505,594	26,126,573	30,937,306	-	30,937,306	39	30,937,267	30,937,267	-	30,937,267
TRLT1	2,542	12,582	12,481	4	12,485	-	12,485	12,485	-	12,485
VEEMS	55,773	864,317	788,074	-	788,074	6	788,068	788,068	-	788,068
VVGGS	628,286	6,454,453	5,503,785	-	5,503,785	126	5,503,659	5,503,659	-	5,503,659
VWHA	113,225	2,391,192	3,012,915	-	3,012,915	3	3,012,912	3,012,912	-	3,012,912
VWHAS	386,341	7,428,619	9,847,838	-	9,847,838	80	9,847,758	9,847,758	-	9,847,758
VVHGB	278,890	3,431,801	3,408,041	-	3,408,041	6	3,408,035	3,408,035	-	3,408,035
VVI	52,689	2,202,177	2,091,760	4	2,091,764	-	2,091,764	2,091,764	-	2,091,764
VVMCI	52,596	1,472,018	1,550,519	-	1,550,519	14	1,550,505	1,550,505	-	1,550,505
VVSTC	269,144	2,920,927	2,901,377	-	2,901,377	1	2,901,376	2,901,376	-	2,901,376
VVTISI	104,774	2,545,504	2,538,668	-	2,538,668	6	2,538,662	2,538,662	-	2,538,662
VVTSM	64,878	3,455,618	3,694,145	4	3,694,149	-	3,694,149	3,694,149	-	3,694,149
VVEI	6,260	169,736	174,077	-	174,077	1	174,076	174,076	-	174,076
VRVDRA	244,526	4,660,533	6,191,409	-	6,191,409	71	6,191,338	6,191,338	-	6,191,338
WFVSG1	41,260	639,871	608,999	-	608,999	4	608,995	608,995	-	608,995

Total (unaudited)			$3,426,627,933	$91,416	$3,426,719,349	$11,334	$3,426,708,015	$3,419,475,779	$7,232,236	$3,426,708,015

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVBWB	ALVGIA	ALVIVB	AAEIP3	ARLPE3	ACVGI	ACVI
Reinvested dividends	$35,126,219	2,477	-	5,364	109,888	84,787	-	-
Mortality and expense risk charges (note 2)	(39,294,466)	(12,578)	(20)	(4,036)	(54,080)	(25,213)	(1,841)	(5)

Net investment income (loss)	(4,168,247)	(10,101)	(20)	1,328	55,808	59,574	(1,841)	(5)

Realized gain (loss) on investments	139,149,898	5,443	-	14,759	735,828	78,980	5,021	-
Change in unrealized gain (loss) on investments	149,520,065	91,119	1,526	12,459	(2,820)	223,318	105,074	1,359

Net gain (loss) on investments	288,669,963	96,562	1,526	27,218	733,008	302,298	110,095	1,359

Reinvested capital gains	122,925,209	21,530	-	-	-	-	155	-

Net increase (decrease) in contract owners’ equity resulting from operations	$407,426,925	107,991	1,506	28,546	788,816	361,872	108,409	1,354

Investment Activity*:	ACVIG	ACVIP1	ACVIP2	ACVMV2	ACVU1	ACVV	ACVV2	AFGC
Reinvested dividends	$136,335	219	510,848	17,823	-	161,907	32,680	4,648
Mortality and expense risk charges (note 2)	(189,035)	(7)	(191,565)	(16,003)	(36,766)	(130,689)	(21,119)	(533)

Net investment income (loss)	(52,700)	212	319,283	1,820	(36,766)	31,218	11,561	4,115

Realized gain (loss) on investments	30,971	(9)	693,672	53,478	155,687	214,627	148,039	194
Change in unrealized gain (loss) on investments	650,573	65	(230,012)	105,432	267,969	1,578,452	54,724	(3,779)

Net gain (loss) on investments	681,544	56	463,660	158,910	423,656	1,793,079	202,763	(3,585)

Reinvested capital gains	1,895,249	-	-	-	193,965	-	-	218

Net increase (decrease) in contract owners’ equity resulting from operations	$2,524,093	268	782,943	160,730	580,855	1,824,297	214,324	748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVIG1	AMVM1
Reinvested dividends	$248	9,032	495,989	499,281	-	294,825	18,788	1,995
Mortality and expense risk charges (note 2)	(58)	(597)	(411,181)	(238,279)	(118,053)	(136,207)	(1,039)	(507)

Net investment income (loss)	190	8,435	84,808	261,002	(118,053)	158,618	17,749	1,488

Realized gain (loss) on investments	(2)	(73)	253,281	396,686	445,493	117,160	(301)	(251)
Change in unrealized gain (loss) on investments	5,339	(10,507)	8,085,636	1,717,186	(158,786)	(660,462)	(18,354)	(2,944)

Net gain (loss) on investments	5,337	(10,580)	8,338,917	2,113,872	286,707	(543,302)	(18,655)	(3,195)

Reinvested capital gains	-	1,510	-	-	216,444	-	-	1,202

Net increase (decrease) in contract owners’ equity resulting from operations	$5,527	(635)	8,423,725	2,374,874	385,098	(384,684)	(906)	(505)

Investment Activity*:	AMVNW1	AMVNW4	PIHYB2	BRVDA3	BRVED3	BRVEDI	BRVHY3	BRVHYI
Reinvested dividends	$7,670	142,292	7,090	48,383	84,029	15,473	731,399	11,135
Mortality and expense risk charges (note 2)	(1,193)	(219,407)	(1,951)	(43,647)	(77,189)	(3,124)	(191,471)	(1,140)

Net investment income (loss)	6,477	(77,115)	5,139	4,736	6,840	12,349	539,928	9,995

Realized gain (loss) on investments	(511)	339,461	(3,805)	308,827	126,081	(817)	219,630	120
Change in unrealized gain (loss) on investments	(32,152)	(326,298)	4,552	(238,237)	170,560	(232,073)	(216,467)	(5,774)

Net gain (loss) on investments	(32,663)	13,163	747	70,590	296,641	(232,890)	3,163	(5,654)

Reinvested capital gains	588	701,429	-	196,744	789,168	280,356	50,855	2,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,598)	637,477	5,886	272,070	1,092,649	59,815	593,946	7,111

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVMMI	BRVSII	BRVTR1	BRVTR3	MLVGA3	DVMCSS	SASP5I	CLSCV1
Reinvested dividends	$-	10,145	-	196,559	240,272	48,058	25,666	477
Mortality and expense risk charges (note 2)	(216)	(1,247)	(5)	(165,997)	(392,522)	(129,354)	(11,941)	(307)

Net investment income (loss)	(216)	8,898	(5)	30,562	(152,250)	(81,296)	13,725	170

Realized gain (loss) on investments	-	(117)	-	(443,751)	1,056,897	190,011	51,830	(423)
Change in unrealized gain (loss) on investments	-	(110,802)	(127)	(29,411)	(4,183,061)	2,075,804	749,386	5,543

Net gain (loss) on investments	-	(110,919)	(127)	(473,162)	(3,126,164)	2,265,815	801,216	5,120

Reinvested capital gains	9	99,258	22	49,061	4,679,536	68,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(207)	(2,763)	(110)	(393,539)	1,401,122	2,253,504	814,941	5,290

Investment Activity*:	CLVDC1	CLVEM1	CLVHY2	CLVLD1	CLVLG1	CLVLV1	CLVPB1	CLVSE1
Reinvested dividends	$-	-	305,963	3,294	-	-	288	-
Mortality and expense risk charges (note 2)	(108)	(525)	(74,645)	(442)	(397)	(1,353)	(36)	(37)

Net investment income (loss)	(108)	(525)	231,318	2,852	(397)	(1,353)	252	(37)

Realized gain (loss) on investments	119	(529)	154,035	(3,463)	429	(475)	(6)	3
Change in unrealized gain (loss) on investments	7,828	(43,412)	(172,696)	(2,549)	9,620	50,706	(1,001)	1,733

Net gain (loss) on investments	7,947	(43,941)	(18,661)	(6,012)	10,049	50,231	(1,007)	1,736

Reinvested capital gains	-	2,538	-	-	-	-	512	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,839	(41,928)	212,657	(3,160)	9,652	48,878	(243)	1,699

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	CSCRS	CSCRS2	DWVEMD	DWVSVS	DFVIV	ETVFR	FHIB	FQB
Reinvested dividends	$79,301	14,848	15	53,632	31,198	530,530	-	150
Mortality and expense risk charges (note 2)	(12,685)	(436)	(769)	(101,943)	(1,053)	(234,855)	(308)	(77)

Net investment income (loss)	66,616	14,412	(754)	(48,311)	30,145	295,675	(308)	73

Realized gain (loss) on investments	151,375	842	(216)	431,810	1,582	(21,382)	53	3
Change in unrealized gain (loss) on investments	(113,481)	(2,102)	(39,378)	1,833,055	(17,006)	130,932	2,524	(289)

Net gain (loss) on investments	37,894	(1,260)	(39,594)	2,264,865	(15,424)	109,550	2,577	(286)

Reinvested capital gains	-	-	22	-	-	-	-	52

Net increase (decrease) in contract owners’ equity resulting from operations	$104,510	13,152	(40,326)	2,216,554	14,721	405,225	2,269	(161)

Investment Activity*:	FVUS2	FAM2	FB2	FC2	FEI2	FEMS2	FG2	FGI2
Reinvested dividends	$45,263	6,793	564,871	4,758	126,587	188,360	-	418,329
Mortality and expense risk charges (note 2)	(21,456)	(7,434)	(921,188)	(262,227)	(114,155)	(108,579)	(1,238,767)	(208,110)

Net investment income (loss)	23,807	(641)	(356,317)	(257,469)	12,432	79,781	(1,238,767)	210,219

Realized gain (loss) on investments	(24,833)	76,653	1,383,667	1,360,605	357,405	624,346	4,924,256	777,552
Change in unrealized gain (loss) on investments	(61,603)	(27,415)	4,659,950	1,087,856	341,328	(2,216,677)	(5,966,671)	1,583,170

Net gain (loss) on investments	(86,436)	49,238	6,043,617	2,448,461	698,733	(1,592,331)	(1,042,415)	2,360,722

Reinvested capital gains	-	2,751	5,241,971	2,835,694	874,736	1,010,238	21,377,245	777,870

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,629)	51,348	10,929,271	5,026,686	1,585,901	(502,312)	19,096,063	3,348,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FHI2	FICAP	FIGBP	FIGBP2	FIP	FMCP	FMMP	FNRS2
Reinvested dividends	$88,713	-	90	399,634	23,045	229	20	42,612
Mortality and expense risk charges (note 2)	(26,249)	-	(5)	(253,780)	(3,553)	(16)	(683)	(15,523)

Net investment income (loss)	62,464	-	85	145,854	19,492	213	(663)	27,089

Realized gain (loss) on investments	13,906	-	-	132,551	4,002	(2)	-	417,199
Change in unrealized gain (loss) on investments	(34,369)	1	(779)	(1,328,831)	196,536	(6,490)	-	15,164

Net gain (loss) on investments	(20,463)	1	(779)	(1,196,280)	200,538	(6,492)	-	432,363

Reinvested capital gains	-	-	586	610,608	2,438	5,820	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,001	1	(108)	(439,818)	222,468	(459)	(663)	459,452

Investment Activity*:	FRESS2	FVIII	FVP	FVSII	FVSIS2	FEOVF	FTVFA2	FTVGI2
Reinvested dividends	$61,178	26,535	90	-	412,674	6,724	97,955	-
Mortality and expense risk charges (note 2)	(72,580)	(1,093)	(3)	-	(186,554)	(5,621)	(61,387)	(156,680)

Net investment income (loss)	(11,402)	25,442	87	-	226,120	1,103	36,568	(156,680)

Realized gain (loss) on investments	85,201	(497)	-	-	73,813	1,347	(117,078)	(533,610)
Change in unrealized gain (loss) on investments	1,731,932	(25,376)	(918)	13	(248,862)	(11,364)	617,959	(159,519)

Net gain (loss) on investments	1,817,133	(25,873)	(918)	13	(175,049)	(10,017)	500,881	(693,129)

Reinvested capital gains	39,866	1,215	1,254	-	263,139	2,025	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,845,597	784	423	13	314,210	(6,889)	537,449	(849,809)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVIS2	FTVMD2	GVGMNS	GVHQFA	GVMSAS	GVFRB	RAF	RBF
Reinvested dividends	$1,032,818	226,499	-	1,309	10,992	245,321	-	-
Mortality and expense risk charges (note 2)	(269,120)	(113,454)	(10,422)	(44,268)	(10,406)	(144,784)	(2,330)	(105,215)

Net investment income (loss)	763,698	113,045	(10,422)	(42,959)	586	100,537	(2,330)	(105,215)

Realized gain (loss) on investments	14,167	(81,675)	23,177	(2,640)	53,518	(313,260)	(68,456)	707,486
Change in unrealized gain (loss) on investments	1,996,353	1,296,102	5,070	(1,588)	(14,263)	304,619	11,430	(1,225,589)

Net gain (loss) on investments	2,010,520	1,214,427	28,247	(4,228)	39,255	(8,641)	(57,026)	(518,103)

Reinvested capital gains	-	-	75,854	-	-	-	-	610,888

Net increase (decrease) in contract owners’ equity resulting from operations	$2,774,218	1,327,472	93,679	(47,187)	39,841	91,896	(59,356)	(12,430)

Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$15,544	19,269	52,483	-	38,457	4,736	25,539	-
Mortality and expense risk charges (note 2)	(36,468)	(43,666)	(83,985)	(92,242)	(77,885)	(46,354)	(97,721)	(151,984)

Net investment income (loss)	(20,924)	(24,397)	(31,502)	(92,242)	(39,428)	(41,618)	(72,182)	(151,984)

Realized gain (loss) on investments	636,296	863,101	347,540	2,156,086	1,395,498	467,835	1,150,114	1,009,379
Change in unrealized gain (loss) on investments	(109,955)	(366,331)	220,776	(415,778)	(29,054)	(265,432)	756,028	127,181

Net gain (loss) on investments	526,341	496,770	568,316	1,740,308	1,366,444	202,403	1,906,142	1,136,560

Reinvested capital gains	-	85,425	4,797	382,349	-	-	152,165	622,761

Net increase (decrease) in contract owners’ equity resulting from operations	$505,417	557,798	541,611	2,030,415	1,327,016	160,785	1,986,125	1,607,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RHYS	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK
Reinvested dividends	$-	-	-	1,972	-	-	-	2,552
Mortality and expense risk charges (note 2)	(11,298)	(88,860)	(36,971)	(11,184)	(17,373)	(51,878)	(45,468)	(58,550)

Net investment income (loss)	(11,298)	(88,860)	(36,971)	(9,212)	(17,373)	(51,878)	(45,468)	(55,998)

Realized gain (loss) on investments	16,111	1,484,829	(302,038)	184,339	85,689	303,883	1,093,713	312,029
Change in unrealized gain (loss) on investments	(17,456)	(2,485,645)	(35,084)	(39,377)	(271,884)	(432,937)	(651,931)	(450,990)

Net gain (loss) on investments	(1,345)	(1,000,816)	(337,122)	144,962	(186,195)	(129,054)	441,782	(138,961)

Reinvested capital gains	-	727,018	-	-	-	60,887	428,660	748,762

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,643)	(362,658)	(374,093)	135,750	(203,568)	(120,045)	824,974	553,803

Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL
Reinvested dividends	$40,162	-	305,454	22,356	-	30,802	-	3,781
Mortality and expense risk charges (note 2)	(171,113)	(320,023)	(110,909)	(53,810)	(35,160)	(67,470)	(220,868)	(7,321)

Net investment income (loss)	(130,951)	(320,023)	194,545	(31,454)	(35,160)	(36,668)	(220,868)	(3,540)

Realized gain (loss) on investments	2,717,833	3,781,788	107,175	721,387	504,881	88,781	3,221,354	80,579
Change in unrealized gain (loss) on investments	1,300,051	(314,366)	(1,371,170)	322,553	(421,601)	943,588	(1,446,605)	(44,014)

Net gain (loss) on investments	4,017,884	3,467,422	(1,263,995)	1,043,940	83,280	1,032,369	1,774,749	36,565

Reinvested capital gains	481,005	1,647,701	-	-	174,447	-	922,373	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,367,938	4,795,100	(1,069,450)	1,012,486	222,567	995,701	2,476,254	33,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RTF	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF
Reinvested dividends	$-	-	-	11,926	58,654	-	-	-
Mortality and expense risk charges (note 2)	(159,305)	(48,097)	(5,787)	(48,343)	(41,415)	(43,919)	(19,005)	(680,425)

Net investment income (loss)	(159,305)	(48,097)	(5,787)	(36,417)	17,239	(43,919)	(19,005)	(680,425)

Realized gain (loss) on investments	3,200,280	1,251,372	(139,951)	(1,083,282)	169,019	70,833	311,674	15,091,802
Change in unrealized gain (loss) on investments	1,304,768	(747,017)	7,613	108,803	141,182	115,555	19,811	862,050

Net gain (loss) on investments	4,505,048	504,355	(132,338)	(974,479)	310,201	186,388	331,485	15,953,852

Reinvested capital gains	-	192,413	-	-	-	81,625	-	6,778,684

Net increase (decrease) in contract owners’ equity resulting from operations	$4,345,743	648,671	(138,125)	(1,010,896)	327,440	224,094	312,480	22,052,111

Investment Activity*:	RVIDD	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV
Reinvested dividends	$-	-	-	-	89,873	-	-	5,619
Mortality and expense risk charges (note 2)	(33,568)	(1,157)	(3,923)	(284,211)	(193,757)	(126,140)	(101,240)	(99,682)

Net investment income (loss)	(33,568)	(1,157)	(3,923)	(284,211)	(103,884)	(126,140)	(101,240)	(94,063)

Realized gain (loss) on investments	(1,314,017)	(35,936)	(82,454)	2,941,060	2,444,663	3,466,567	2,107,522	2,256,628
Change in unrealized gain (loss) on investments	357,398	11,661	(4,026)	1,550,838	687,278	(840,531)	(1,791,438)	(860,586)

Net gain (loss) on investments	(956,619)	(24,275)	(86,480)	4,491,898	3,131,941	2,626,036	316,084	1,396,042

Reinvested capital gains	-	-	-	82,497	49,652	-	561,239	258,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(990,187)	(25,432)	(90,403)	4,290,184	3,077,709	2,499,896	776,083	1,560,501

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVMFU	RVSCG	RVSCV	RVSDL	RVWDL	HTDEIA	HTMCIA	AVIE2
Reinvested dividends	$-	-	-	-	-	2,211	-	22,585
Mortality and expense risk charges (note 2)	(41,847)	(91,549)	(68,179)	(5,905)	(9,944)	(436)	(87)	(22,023)

Net investment income (loss)	(41,847)	(91,549)	(68,179)	(5,905)	(9,944)	1,775	(87)	562

Realized gain (loss) on investments	35,932	2,346,662	1,632,048	12,738	(65,176)	353	(61)	42,136
Change in unrealized gain (loss) on investments	(37,624)	(1,223,974)	(418,726)	12,841	(65,257)	5,736	(2,888)	(127,699)

Net gain (loss) on investments	(1,692)	1,122,688	1,213,322	25,579	(130,433)	6,089	(2,949)	(85,563)

Reinvested capital gains	42,557	26,128	-	-	-	14,473	4,736	145,505

Net increase (decrease) in contract owners’ equity resulting from operations	$(982)	1,057,267	1,145,143	19,674	(140,377)	22,337	1,700	60,504

Investment Activity*:	IVBRA2	IVEW52	IVEW5I	OVAG	OVGSS	OVIG	OVIGS	OVSCS
Reinvested dividends	$159,544	200,806	-	-	-	-	-	18,662
Mortality and expense risk charges (note 2)	(68,407)	(207,567)	(5)	(838)	(218,154)	(1,857)	(53,289)	(108,274)

Net investment income (loss)	91,137	(6,761)	(5)	(838)	(218,154)	(1,857)	(53,289)	(89,612)

Realized gain (loss) on investments	(24,808)	1,217,756	46	267	446,228	(293)	1,075,904	438,447
Change in unrealized gain (loss) on investments	145,665	3,243,726	1,077	(26,675)	1,109,936	(112,707)	(886,887)	642,017

Net gain (loss) on investments	120,857	4,461,482	1,123	(26,408)	1,556,164	(113,000)	189,017	1,080,464

Reinvested capital gains	171,658	-	-	56,953	971,655	119,224	515,834	652,526

Net increase (decrease) in contract owners’ equity resulting from operations	$383,652	4,454,721	1,118	29,707	2,309,665	4,367	651,562	1,643,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRASP	WRENG	JPIGA2	JPIIB2	JPMMV1	JPSCE1	OGBDP	OGDEP
Reinvested dividends	$203,720	20,940	20,750	42,408	211	-	3,454	-
Mortality and expense risk charges (note 2)	(183,991)	(16,830)	(29,254)	(19,737)	(2,234)	(16)	(7,541)	(122)

Net investment income (loss)	19,729	4,110	(8,504)	22,671	(2,023)	(16)	(4,087)	(122)

Realized gain (loss) on investments	253,237	(142,093)	28,779	8,763	(447)	(12)	(2,608)	(1)
Change in unrealized gain (loss) on investments	(481,847)	622,511	49,492	68,095	94,301	2,199	(36,978)	15,498

Net gain (loss) on investments	(228,610)	480,418	78,271	76,858	93,854	2,187	(39,586)	15,497

Reinvested capital gains	1,316,209	-	104,036	5,425	1,163	-	2,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,107,328	484,528	173,803	104,954	92,994	2,171	(41,156)	15,375

Investment Activity*:	JABS	JAFBS	JAGTS	JAMGS	LZREMI	LZREMS	LPVAI	LPVCA2
Reinvested dividends	$207,522	87,097	41,099	46,971	2,387	271,461	2,583	9,637
Mortality and expense risk charges (note 2)	(366,722)	(60,152)	(412,344)	(226,099)	(280)	(178,205)	(548)	(57,231)

Net investment income (loss)	(159,200)	26,945	(371,245)	(179,128)	2,107	93,256	2,035	(47,594)

Realized gain (loss) on investments	1,146,498	67,460	3,207,525	330,830	(252)	569,364	468	90,386
Change in unrealized gain (loss) on investments	3,264,964	(332,390)	(2,295,710)	840,819	(7,258)	117,574	11,292	(1,183,214)

Net gain (loss) on investments	4,411,462	(264,930)	911,815	1,171,649	(7,510)	686,938	11,760	(1,092,828)

Reinvested capital gains	221,634	127,525	4,712,296	1,771,826	-	-	13,149	1,590,747

Net increase (decrease) in contract owners’ equity resulting from operations	$4,473,896	(110,460)	5,252,866	2,764,347	(5,403)	780,194	26,944	450,325

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LPVCII	LPVCMI	LPWHY2	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$10,696	-	219,105	17,752	-	335,960	159,573	62,113
Mortality and expense risk charges (note 2)	(1,074)	(2)	(73,026)	(22,069)	(134,976)	(163,937)	(88,996)	(105,408)

Net investment income (loss)	9,622	(2)	146,079	(4,317)	(134,976)	172,023	70,577	(43,295)

Realized gain (loss) on investments	590	-	59,633	35,661	698,164	21,410	32,336	1,011,822
Change in unrealized gain (loss) on investments	(8,631)	(519)	(214,696)	182,280	(1,038,837)	(283,259)	(264,411)	(761,565)

Net gain (loss) on investments	(8,041)	(519)	(155,063)	217,941	(340,673)	(261,849)	(232,075)	250,257

Reinvested capital gains	67,814	818	-	147,227	1,597,174	-	55,082	401,145

Net increase (decrease) in contract owners’ equity resulting from operations	$69,395	297	(8,984)	360,851	1,121,525	(89,826)	(106,416)	608,107

Investment Activity*:	MNHCBI	MNVFRI	M3GRES	MEGS	MV2RIS	MV3MVI	MV3MVS	MVBRES
Reinvested dividends	$14,342	7,436	1,607	-	6,060	739	76,366	35,499
Mortality and expense risk charges (note 2)	(490)	(790)	(792)	(5)	(9,611)	(169)	(116,141)	(47,365)

Net investment income (loss)	13,852	6,646	815	(5)	(3,551)	570	(39,775)	(11,866)

Realized gain (loss) on investments	190	(6)	109	-	78,077	144	692,875	397,112
Change in unrealized gain (loss) on investments	(10,634)	(1,146)	13,744	524	(54,135)	8,961	1,714,162	364,042

Net gain (loss) on investments	(10,444)	(1,152)	13,853	524	23,942	9,105	2,407,037	761,154

Reinvested capital gains	-	-	-	-	43,594	626	73,360	270,213

Net increase (decrease) in contract owners’ equity resulting from operations	$3,408	5,494	14,668	519	63,985	10,301	2,440,622	1,019,501

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MVFIC	MVGTAS	MVIGIC	MVIGSC	MVITSI	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$15,291	9,428	-	9,950	414	50,104	60,347	-
Mortality and expense risk charges (note 2)	(1,983)	(16,207)	(13)	(25,628)	(151)	(363,982)	(44,322)	(50,859)

Net investment income (loss)	13,308	(6,779)	(13)	(15,678)	263	(313,878)	16,025	(50,859)

Realized gain (loss) on investments	71	(858)	-	5,650	29	885,544	71,558	135,045
Change in unrealized gain (loss) on investments	68,047	(32,897)	1,146	63,345	5,076	1,614,051	260,571	(255,413)

Net gain (loss) on investments	68,118	(33,755)	1,146	68,995	5,105	2,499,595	332,129	(120,368)

Reinvested capital gains	25,463	54,754	-	105,824	2,080	971,536	136,019	182,931

Net increase (decrease) in contract owners’ equity resulting from operations	$106,889	14,220	1,133	159,141	7,448	3,157,253	484,173	11,704

Investment Activity*:	MSEMB	MSGI2	MSVEG2	MSVEM	MSVGT2	VKVGR2	DTRTFB	EIF2
Reinvested dividends	$504,077	165,042	-	-	24,219	330,738	75,270	111,968
Mortality and expense risk charges (note 2)	(117,861)	(83,793)	(323,566)	(13)	(18,901)	(171,626)	(46,771)	(107,772)

Net investment income (loss)	386,216	81,249	(323,566)	(13)	5,318	159,112	28,499	4,196

Realized gain (loss) on investments	(122,210)	87,059	1,866,309	(1)	12,444	(289,057)	(66,984)	95,779
Change in unrealized gain (loss) on investments	(577,019)	388,807	(9,558,405)	(279)	22,843	2,925,974	(63,959)	1,241,791

Net gain (loss) on investments	(699,229)	475,866	(7,692,096)	(280)	35,287	2,636,917	(130,943)	1,337,570

Reinvested capital gains	-	255,174	7,210,096	-	46,474	-	10,404	106,048

Net increase (decrease) in contract owners’ equity resulting from operations	$(313,013)	812,289	(805,566)	(293)	87,079	2,796,029	(92,040)	1,447,814

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GBF	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$71,135	122,632	21,029	34,516	1,160,687	299,099	-	509,752
Mortality and expense risk charges (note 2)	(75,336)	(79,886)	(34,107)	(48,938)	(1,288,260)	(160,020)	(424,557)	(532,732)

Net investment income (loss)	(4,201)	42,746	(13,078)	(14,422)	(127,573)	139,079	(424,557)	(22,980)

Realized gain (loss) on investments	(257,173)	(266,135)	194,468	536,681	1,537,832	193,835	778,453	200,982
Change in unrealized gain (loss) on investments	25,661	(53,228)	(371,514)	(1,466,111)	10,318,371	(637,821)	3,977,654	7,922,720

Net gain (loss) on investments	(231,512)	(319,363)	(177,046)	(929,430)	11,856,203	(443,986)	4,756,107	8,123,702

Reinvested capital gains	-	-	-	-	635,232	83,235	1,080,293	881,356

Net increase (decrease) in contract owners’ equity resulting from operations	$(235,713)	(276,617)	(190,124)	(943,852)	12,363,862	(221,672)	5,411,843	8,982,078

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF
Reinvested dividends	$-	50,670	62,989	7,711,762	12,471	48,660	154,665	323,322
Mortality and expense risk charges (note 2)	(813,608)	(388,874)	(381,055)	(4,082,799)	(127,918)	(270,157)	(995,082)	(98,030)

Net investment income (loss)	(813,608)	(338,204)	(318,066)	3,628,963	(115,447)	(221,497)	(840,417)	225,292

Realized gain (loss) on investments	2,601,486	294,243	68,247	12,480,387	141,941	144,319	(49,222)	531,831
Change in unrealized gain (loss) on investments	9,938,315	3,101,750	1,605,451	62,665,479	944,604	271,712	6,954,101	(480,286)

Net gain (loss) on investments	12,539,801	3,395,993	1,673,698	75,145,866	1,086,545	416,031	6,904,879	51,545

Reinvested capital gains	1,232,760	489,688	257,889	2,525,465	160,790	130,690	924,806	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,958,953	3,547,477	1,613,521	81,300,294	1,131,888	325,224	6,989,268	276,837

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2
Reinvested dividends	$5,187	6,784	944,068	591,982	-	11,616	2,007	2,500
Mortality and expense risk charges (note 2)	(39,203)	(40,792)	(866,272)	(140,216)	(74,604)	(60,239)	(18,989)	(19,452)

Net investment income (loss)	(34,016)	(34,008)	77,796	451,766	(74,604)	(48,623)	(16,982)	(16,952)

Realized gain (loss) on investments	75,599	34,331	247,459	387,972	93,498	134,618	45,266	18,200
Change in unrealized gain (loss) on investments	163,156	132,031	12,889,826	(443,011)	645,460	982,829	147,668	123,225

Net gain (loss) on investments	238,755	166,362	13,137,285	(55,039)	738,958	1,117,447	192,934	141,425

Reinvested capital gains	107,055	84,162	1,350,459	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$311,794	216,516	14,565,540	396,727	664,354	1,068,824	175,952	124,473

Investment Activity*:	NJMMA2	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$14,466	26,533	148,463	997,617	132,148	23,798	17,341	14,099
Mortality and expense risk charges (note 2)	(5,632)	(32,411)	(168,038)	(551,621)	(76,689)	(193,070)	(247,582)	(115,507)

Net investment income (loss)	8,834	(5,878)	(19,575)	445,996	55,459	(169,272)	(230,241)	(101,408)

Realized gain (loss) on investments	(1,131)	181,260	2,427,844	563,825	(60,512)	182,292	361,781	163,121
Change in unrealized gain (loss) on investments	4,845	628,346	966,456	(2,854,983)	(378,068)	1,794,440	277,992	1,240,198

Net gain (loss) on investments	3,714	809,606	3,394,300	(2,291,158)	(438,580)	1,976,732	639,773	1,403,319

Reinvested capital gains	22,084	-	-	201,349	212,776	-	35,629	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,632	803,728	3,374,725	(1,643,813)	(170,345)	1,807,460	445,161	1,301,911

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII
Reinvested dividends	$12,667	34,581	8,503	19,582	35,423	29,637	59,984	11,294
Mortality and expense risk charges (note 2)	(138,985)	(337,328)	(81,764)	(167,541)	(227,360)	(215,537)	(62,495)	(8,054)

Net investment income (loss)	(126,318)	(302,747)	(73,261)	(147,959)	(191,937)	(185,900)	(2,511)	3,240

Realized gain (loss) on investments	143,690	687,756	311,045	103,259	936,109	94,993	25,335	52,267
Change in unrealized gain (loss) on investments	637,917	2,303,503	817,069	1,137,178	193,630	1,599,707	(171,314)	65,189

Net gain (loss) on investments	781,607	2,991,259	1,128,114	1,240,437	1,129,739	1,694,700	(145,979)	117,456

Reinvested capital gains	2,224	-	-	-	168,274	264,377	1,471	534

Net increase (decrease) in contract owners’ equity resulting from operations	$657,513	2,688,512	1,054,853	1,092,478	1,106,076	1,773,177	(147,019)	121,230

Investment Activity*:	NVIE6	NVIX	NVLCP2	NVLCPP	NVLCPY	NVMGA2	NVMIG6	NVMIVZ
Reinvested dividends	$84,915	1,633,388	19,265	662,757	1,126	108,767	21,138	150,617
Mortality and expense risk charges (note 2)	(42,134)	(590,935)	(91,059)	(63,578)	(21)	(33,217)	(138,728)	(61,940)

Net investment income (loss)	42,781	1,042,453	(71,794)	599,179	1,105	75,550	(117,590)	88,677

Realized gain (loss) on investments	15,545	271,975	(60,888)	(15,348)	-	47,299	435,161	248,430
Change in unrealized gain (loss) on investments	328,540	3,381,052	(309,432)	(639,973)	(1,072)	(35,884)	(1,487,199)	929

Net gain (loss) on investments	344,085	3,653,027	(370,320)	(655,321)	(1,072)	11,415	(1,052,038)	249,359

Reinvested capital gains	-	-	247,945	-	-	-	317,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	$386,866	4,695,480	(194,169)	(56,142)	33	86,965	(852,350)	338,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR2
Reinvested dividends	$-	35	266	-	62,470	1,259	9,771	5,678
Mortality and expense risk charges (note 2)	(130,504)	(1,892,559)	(2,467)	(219,310)	(108,449)	(583)	(52,742)	(16,912)

Net investment income (loss)	(130,504)	(1,892,524)	(2,201)	(219,310)	(45,979)	676	(42,971)	(11,234)

Realized gain (loss) on investments	(705,941)	-	5,254	2,501,059	293,305	789	143,550	38,131
Change in unrealized gain (loss) on investments	2,286,030	-	(51,827)	(5,300,951)	1,340,579	24,594	793,149	135,604

Net gain (loss) on investments	1,580,089	-	(46,573)	(2,799,892)	1,633,884	25,383	936,699	173,735

Reinvested capital gains	1,634,742	-	29,502	2,248,564	-	6,127	89,020	192,008

Net increase (decrease) in contract owners’ equity resulting from operations	$3,084,327	(1,892,524)	(19,272)	(770,638)	1,587,905	32,186	982,748	354,509

Investment Activity*:	NVOLG2	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$64,719	85,246	389,981	167,166	15,089	-	-	-
Mortality and expense risk charges (note 2)	(203,728)	(97,985)	(545,027)	(200,879)	(9,235)	(411)	(114,152)	(56,203)

Net investment income (loss)	(139,009)	(12,739)	(155,046)	(33,713)	5,854	(411)	(114,152)	(56,203)

Realized gain (loss) on investments	808,714	716,317	(2,554,989)	42,310	33,622	-	1,011,864	799,543
Change in unrealized gain (loss) on investments	3,221,111	2,333,503	7,234,179	(306,333)	51,743	-	1,019,529	199,824

Net gain (loss) on investments	4,029,825	3,049,820	4,679,190	(264,023)	85,365	-	2,031,393	999,367

Reinvested capital gains	294,178	-	925,779	-	-	-	83,843	58,039

Net increase (decrease) in contract owners’ equity resulting from operations	$4,184,994	3,037,081	5,449,923	(297,736)	91,219	(411)	2,001,084	1,001,203

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMSRS	NBARMS
Reinvested dividends	$-	-	-	-	16,106	11,257	-	3,917
Mortality and expense risk charges (note 2)	(94,881)	(75,596)	(54,735)	(46,182)	(31,447)	(22,791)	(14)	(15,220)

Net investment income (loss)	(94,881)	(75,596)	(54,735)	(46,182)	(15,341)	(11,534)	(14)	(11,303)

Realized gain (loss) on investments	906,944	1,098,378	772,002	1,385,756	78,580	17,584	-	22,583
Change in unrealized gain (loss) on investments	(763,171)	(1,015,784)	88,025	(364,978)	227,208	261,268	1,071	101,391

Net gain (loss) on investments	143,773	82,594	860,027	1,020,778	305,788	278,852	1,071	123,974

Reinvested capital gains	504,776	563,307	-	-	100,349	91,233	-	80,947

Net increase (decrease) in contract owners’ equity resulting from operations	$553,668	570,305	805,292	974,596	390,796	358,551	1,057	193,618

Investment Activity*:	NO7TB	NOTBBA	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHI	PMVFHV
Reinvested dividends	$3,473	41,015	83,440	585,149	257,275	165,931	2,675	58,167
Mortality and expense risk charges (note 2)	(12,054)	(183,497)	(54,242)	(77,540)	(69,254)	(32,296)	(651)	(40,550)

Net investment income (loss)	(8,581)	(142,482)	29,198	507,609	188,021	133,635	2,024	17,617

Realized gain (loss) on investments	76,952	(926,784)	(9,505)	60,611	33,953	18,200	(48)	(10,207)
Change in unrealized gain (loss) on investments	24,308	539,113	(95,752)	81,398	(460,874)	(412,278)	(8,677)	(161,719)

Net gain (loss) on investments	101,260	(387,671)	(105,257)	142,009	(426,921)	(394,078)	(8,725)	(171,926)

Reinvested capital gains	10,752	-	64,693	-	-	4,936	589	34,313

Net increase (decrease) in contract owners’ equity resulting from operations	$103,431	(530,153)	(11,366)	649,618	(238,900)	(255,507)	(6,112)	(119,996)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVGBD	PMVHYD	PMVHYI	PMVII	PMVIV	PMVLAD	PMVLDI	PMVRI
Reinvested dividends	$134,194	413,464	17,573	21,163	507,881	63,502	1,860	12,868
Mortality and expense risk charges (note 2)	(41,235)	(129,194)	(1,240)	(2,377)	(203,048)	(222,861)	(835)	(876)

Net investment income (loss)	92,959	284,270	16,333	18,786	304,833	(159,359)	1,025	11,992

Realized gain (loss) on investments	(18,621)	119,646	(24)	(47)	139,183	78,820	(36)	40
Change in unrealized gain (loss) on investments	(284,211)	(267,457)	(5,991)	(13,223)	(315,224)	(289,335)	(6,486)	244

Net gain (loss) on investments	(302,832)	(147,811)	(6,015)	(13,270)	(176,041)	(210,515)	(6,522)	284

Reinvested capital gains	42,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,626)	136,459	10,318	5,516	128,792	(369,874)	(5,497)	12,276

Investment Activity*:	PMVRSD	PMVRSI	PMVSTA	PMVSTI	PMVTRD	PMVTRI	PNVMC1	PROA30
Reinvested dividends	$187,040	7,984	112,851	3,027	464,162	9,264	47	-
Mortality and expense risk charges (note 2)	(58,880)	(457)	(127,219)	(1,103)	(335,100)	(1,524)	(125)	(24,262)

Net investment income (loss)	128,160	7,527	(14,368)	1,924	129,062	7,740	(78)	(24,262)

Realized gain (loss) on investments	78,064	285	91,054	(57)	(1,443,669)	(642)	106	(448,709)
Change in unrealized gain (loss) on investments	742,472	1,332	(231,679)	(4,556)	(850,816)	(16,183)	5,026	(139,032)

Net gain (loss) on investments	820,536	1,617	(140,625)	(4,613)	(2,294,485)	(16,825)	5,132	(587,741)

Reinvested capital gains	-	-	-	-	1,327,788	3,391	2,374	242,116

Net increase (decrease) in contract owners’ equity resulting from operations	$948,696	9,144	(154,993)	(2,689)	(837,635)	(5,694)	7,428	(369,887)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS
Reinvested dividends	$236,660	-	-	6,872	18,679	-	11,920	-
Mortality and expense risk charges (note 2)	(95,848)	(76,268)	(77,347)	(26,255)	(30,196)	(20,092)	(48,388)	(51,578)

Net investment income (loss)	140,812	(76,268)	(77,347)	(19,383)	(11,517)	(20,092)	(36,468)	(51,578)

Realized gain (loss) on investments	2,624	764,568	848,627	350,969	479,971	(220,712)	656,381	(130,278)
Change in unrealized gain (loss) on investments	(269,809)	(52,127)	(81,516)	(72,870)	(165,627)	2,232	(227,568)	205,038

Net gain (loss) on investments	(267,185)	712,441	767,111	278,099	314,344	(218,480)	428,813	74,760

Reinvested capital gains	-	31,120	253,708	55,167	-	2,645	169,153	304,968

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,373)	667,293	943,472	313,883	302,827	(235,927)	561,498	328,150

Investment Activity*:	PROE30	PROEM	PROFIN	PROGVP	PROHC	PROIND	PROINT	PROJP
Reinvested dividends	$15,969	-	14,424	-	3,065	-	-	-
Mortality and expense risk charges (note 2)	(25,282)	(28,394)	(56,491)	(9,641)	(119,096)	(62,591)	(9,818)	(15,510)

Net investment income (loss)	(9,313)	(28,394)	(42,067)	(9,641)	(116,031)	(62,591)	(9,818)	(15,510)

Realized gain (loss) on investments	449,397	(70,761)	451,968	(184,538)	364,137	648,818	123,851	22,598
Change in unrealized gain (loss) on investments	(117,181)	(257,312)	158,434	30,016	525,192	(274,621)	(69,129)	(139,686)

Net gain (loss) on investments	332,216	(328,073)	610,402	(154,522)	889,329	374,197	54,722	(117,088)

Reinvested capital gains	-	-	265,712	92,249	631,615	253,135	-	145,669

Net increase (decrease) in contract owners’ equity resulting from operations	$322,903	(356,467)	834,047	(71,914)	1,404,913	564,741	44,904	13,071

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PRON	PRONET	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	79,695	4,230	-	2	-	-
Mortality and expense risk charges (note 2)	(189,592)	(112,387)	(61,291)	(21,620)	(47,478)	(33,076)	(3,307)	(86,954)

Net investment income (loss)	(189,592)	(112,387)	18,404	(17,390)	(47,478)	(33,074)	(3,307)	(86,954)

Realized gain (loss) on investments	1,860,879	898,552	1,321,737	196,151	(676,016)	611,042	22,114	1,317,311
Change in unrealized gain (loss) on investments	(1,244,505)	(1,698,697)	38,773	(75,869)	352,820	(28,837)	(7,969)	680,406

Net gain (loss) on investments	616,374	(800,145)	1,360,510	120,282	(323,196)	582,205	14,145	1,997,717

Reinvested capital gains	2,154,002	1,276,738	-	20,783	-	-	-	421,043

Net increase (decrease) in contract owners’ equity resulting from operations	$2,580,784	364,206	1,378,914	123,675	(370,674)	549,131	10,838	2,331,806

Investment Activity*:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROUN	PROUSN	PROUTL
Reinvested dividends	$-	-	-	-	5,427	-	-	55,502
Mortality and expense risk charges (note 2)	(305)	(864)	(526)	(181,439)	(7,150)	(553,309)	(1,464)	(53,348)

Net investment income (loss)	(305)	(864)	(526)	(181,439)	(1,723)	(553,309)	(1,464)	2,154

Realized gain (loss) on investments	(14,019)	(7,297)	(2,806)	2,267,995	102,984	5,087,601	(74,637)	7,181
Change in unrealized gain (loss) on investments	(47)	(1,578)	293	137,329	(26,507)	2,028,704	(1,383)	476,907

Net gain (loss) on investments	(14,066)	(8,875)	(2,513)	2,405,324	76,477	7,116,305	(76,020)	484,088

Reinvested capital gains	-	-	463	1,006,138	-	10,844,891	7,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,371)	(9,739)	(2,576)	3,230,023	74,754	17,407,887	(70,437)	486,242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PVEIB	PVEIIA	PVIGIB	PVTIGB	TRBCGP	TRHS2	TRLT1	VEEMS
Reinvested dividends	$156,032	-	7,326	-	-	-	10	8,538
Mortality and expense risk charges (note 2)	(163,637)	-	(6,361)	(1,346)	(6,438)	(325,006)	(3)	(10,219)

Net investment income (loss)	(7,605)	-	965	(1,346)	(6,438)	(325,006)	7	(1,681)

Realized gain (loss) on investments	196,092	-	(3,022)	(1,740)	8,052	1,318,258	-	5,617
Change in unrealized gain (loss) on investments	2,356,339	2	10,340	(1,006)	(524,522)	115,975	(101)	(182,594)

Net gain (loss) on investments	2,552,431	2	7,318	(2,746)	(516,470)	1,434,233	(101)	(176,977)

Reinvested capital gains	485,777	-	4,615	-	572,528	1,947,744	76	23,672

Net increase (decrease) in contract owners’ equity resulting from operations	$3,030,603	2	12,898	(4,092)	49,620	3,056,971	(18)	(154,986)

Investment Activity*:	VVGGS	VWHA	VWHAS	VVHGB	VVI	VVMCI	VVSTC	VVTISI
Reinvested dividends	$613,256	15,554	28,778	2,328	-	285	84	365
Mortality and expense risk charges (note 2)	(61,818)	(52,416)	(102,224)	(4,298)	(2,725)	(1,895)	(3,587)	(3,371)

Net investment income (loss)	551,438	(36,862)	(73,446)	(1,970)	(2,725)	(1,610)	(3,503)	(3,006)

Realized gain (loss) on investments	(374,670)	123,449	592,467	(1,997)	(87)	7,467	102	(104)
Change in unrealized gain (loss) on investments	(1,008,095)	399,946	809,268	(23,761)	(110,417)	78,501	(19,550)	(6,836)

Net gain (loss) on investments	(1,382,765)	523,395	1,401,735	(25,758)	(110,504)	85,968	(19,448)	(6,940)

Reinvested capital gains	-	-	-	934	-	1,701	21	174

Net increase (decrease) in contract owners’ equity resulting from operations	$(831,327)	486,533	1,328,289	(26,794)	(113,229)	86,059	(22,930)	(9,772)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVTSM	VVEI	VRVDRA	WFVSG1	NOVPI2
Reinvested dividends	$448	-	34,440	-	-
Mortality and expense risk charges (note 2)	(4,404)	(65)	(51,246)	(858)	(8,926)

Net investment income (loss)	(3,956)	(65)	(16,806)	(858)	(8,926)

Realized gain (loss) on investments	10,906	(3)	140,797	478	(190,331)
Change in unrealized gain (loss) on investments	238,527	4,342	1,419,748	(30,872)	181,196

Net gain (loss) on investments	249,433	4,339	1,560,545	(30,394)	(9,135)

Reinvested capital gains	1,921	-	91,026	24,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	$247,398	4,274	1,634,765	(6,902)	(18,061)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVBWB		ALVGIA		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,168,247)	2,667,023	(10,101)	6,231	(20)	-	1,328	799
Realized gain (loss) on investments	139,149,898	(14,806,017)	5,443	(24,019)	-	-	14,759	(22,101)
Change in unrealized gain (loss) on investments	149,520,065	214,235,358	91,119	55,878	1,526	-	12,459	16,365
Reinvested capital gains	122,925,209	110,564,218	21,530	22,788	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	407,426,925	312,660,582	107,991	60,878	1,506	-	28,546	(4,937)

Equity transactions:
Purchase payments received from contract owners (note 4)	458,819,510	276,363,150	5,089	31,000	48,693	-	-	28,980
Transfers between funds	-	-	186,276	88,156	-	-	40,914	(958)
Redemptions (notes 2, 3, and 4)	(291,898,887)	(249,371,386)	(257,934)	(32,677)	(19)	-	(3,567)	(12,040)
Adjustments to maintain reserves	8,202	23,433	(37)	62	2	-	(3)	8

Net equity transactions	166,928,825	27,015,197	(66,606)	86,541	48,676	-	37,344	15,990

Net change in contract owners’ equity	574,355,750	339,675,779	41,385	147,419	50,182	-	65,890	11,053
Contract owners’ equity at beginning of period	2,852,352,265	2,512,676,486	839,838	692,419	-	-	293,112	282,059

Contract owners’ equity at end of period	$3,426,708,015	2,852,352,265	881,223	839,838	50,182	-	359,002	293,112

CHANGE IN UNITS:
Beginning units	206,550,803	195,088,340	49,893	44,543	-	-	32,817	31,874
Units purchased	419,170,694	429,387,455	19,069	15,417	4,914	-	15,014	19,732
Units redeemed	(382,721,125)	(417,924,992)	(22,136)	(10,067)	(2)	-	(11,081)	(18,789)

Ending units	243,000,372	206,550,803	46,826	49,893	4,912	-	36,750	32,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AAEIP3		ARLPE3		ACVGI		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$55,808	35,271	59,574	170,693	(1,841)	-	(5)	-
Realized gain (loss) on investments	735,828	(525,749)	78,980	134,449	5,021	-	-	-
Change in unrealized gain (loss) on investments	(2,820)	(64,847)	223,318	(315,143)	105,074	53	1,359	-
Reinvested capital gains	-	-	-	27,935	155	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	788,816	(555,325)	361,872	17,934	108,409	53	1,354	-

Equity transactions:
Purchase payments received from contract owners (note 4)	348,322	229,724	126,377	194,950	1,466,966	600	34,017	-
Transfers between funds	811,635	199,713	152,390	(1,709,048)	32,365	200	-	-
Redemptions (notes 2, 3, and 4)	(254,725)	(149,217)	(260,548)	(183,371)	(13,773)	-	-	-
Adjustments to maintain reserves	43	86	(75)	(3)	(8)	2	(4)	-

Net equity transactions	905,275	280,306	18,144	(1,697,472)	1,485,550	802	34,013	-

Net change in contract owners’ equity	1,694,091	(275,019)	380,016	(1,679,538)	1,593,959	855	35,367	-
Contract owners’ equity at beginning of period	2,278,842	2,553,861	1,836,492	3,516,030	855	-	-	-

Contract owners’ equity at end of period	$3,972,933	2,278,842	2,216,508	1,836,492	1,594,814	855	35,367	-

CHANGE IN UNITS:
Beginning units	341,104	283,039	109,055	225,654	80	-	-	-
Units purchased	537,894	258,335	41,662	61,803	177,513	80	3,653	-
Units redeemed	(441,875)	(200,270)	(43,298)	(178,402)	(60,053)	-	-	-

Ending units	437,123	341,104	107,419	109,055	117,540	80	3,653	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP1		ACVIP2		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(52,700)	48,900	212	-	319,283	14,115	1,820	547
Realized gain (loss) on investments	30,971	(355,452)	(9)	-	693,672	310,891	53,478	(246)
Change in unrealized gain (loss) on investments	650,573	665,191	65	-	(230,012)	619,966	105,432	20,759
Reinvested capital gains	1,895,249	559,786	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,524,093	918,425	268	-	782,943	944,972	160,730	21,060

Equity transactions:
Purchase payments received from contract owners (note 4)	63,782	210,205	36,629	-	2,426,450	784,554	1,016,116	237,345
Transfers between funds	977,218	(328,110)	-	-	5,645,905	2,318,252	716,285	46,288
Redemptions (notes 2, 3, and 4)	(2,110,583)	(1,632,363)	(612)	-	(1,283,589)	(1,489,511)	(50,097)	(719)
Adjustments to maintain reserves	48	80	2	-	(21)	128	(25)	(17)

Net equity transactions	(1,069,535)	(1,750,188)	36,019	-	6,788,745	1,613,423	1,682,279	282,897

Net change in contract owners’ equity	1,454,558	(831,763)	36,287	-	7,571,688	2,558,395	1,843,009	303,957
Contract owners’ equity at beginning of period	11,290,167	12,121,930	-	-	12,936,024	10,377,629	303,957	-

Contract owners’ equity at end of period	$12,744,725	11,290,167	36,287	-	20,507,712	12,936,024	2,146,966	303,957

CHANGE IN UNITS:
Beginning units	743,771	881,696	-	-	1,095,603	954,812	23,374	-
Units purchased	277,059	162,964	3,640	-	1,377,212	869,096	132,575	25,986
Units redeemed	(333,147)	(300,889)	(61)	-	(819,900)	(728,305)	(19,833)	(2,612)

Ending units	687,683	743,771	3,579	-	1,652,915	1,095,603	136,116	23,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		ACVV		ACVV2		AFGC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(36,766)	(24,848)	31,218	55,592	11,561	3,498	4,115	-
Realized gain (loss) on investments	155,687	35,499	214,627	(906,265)	148,039	(30,501)	194	-
Change in unrealized gain (loss) on investments	267,969	658,696	1,578,452	(343,269)	54,724	5,479	(3,779)	-
Reinvested capital gains	193,965	169,334	-	250,842	-	-	218	-

Net increase (decrease) in contract owners’ equity resulting from operations	580,855	838,681	1,824,297	(943,100)	214,324	(21,524)	748	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,604	865	28,173	353,545	1,798,869	138,221	359,873	-
Transfers between funds	(144,750)	281,907	656,413	(3,181,563)	717,822	36,131	467	-
Redemptions (notes 2, 3, and 4)	(143,850)	(26,631)	(1,109,911)	(769,525)	(171,838)	(219)	(2,640)	-
Adjustments to maintain reserves	(4)	49	(55)	169	(18)	(4)	(5)	-

Net equity transactions	(285,000)	256,190	(425,380)	(3,597,374)	2,344,835	174,129	357,695	-

Net change in contract owners’ equity	295,855	1,094,871	1,398,917	(4,540,474)	2,559,159	152,605	358,443	-
Contract owners’ equity at beginning of period	2,772,461	1,677,590	8,008,596	12,549,070	152,605	-	-	-

Contract owners’ equity at end of period	$3,068,316	2,772,461	9,407,513	8,008,596	2,711,764	152,605	358,443	-

CHANGE IN UNITS:
Beginning units	105,437	94,417	601,194	939,561	11,665	-	-	-
Units purchased	4,859	32,852	105,591	83,430	352,348	40,522	35,650	-
Units redeemed	(14,440)	(21,832)	(132,599)	(421,797)	(195,339)	(28,857)	(282)	-

Ending units	95,856	105,437	574,186	601,194	168,674	11,665	35,368	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AFGF		AMVBA1		AMVBC4		AMVCB4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$190	-	8,435	-	84,808	128,802	261,002	238,350
Realized gain (loss) on investments	(2)	-	(73)	-	253,281	(117,115)	396,686	(73,175)
Change in unrealized gain (loss) on investments	5,339	-	(10,507)	-	8,085,636	1,907,074	1,717,186	(323)
Reinvested capital gains	-	-	1,510	-	-	300,609	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,527	-	(635)	-	8,423,725	2,219,370	2,374,874	164,852

Equity transactions:
Purchase payments received from contract owners (note 4)	375,940	-	749,034	-	6,761,878	2,562,436	2,253,759	963,941
Transfers between funds	-	-	48,129	-	(169,978)	320,969	280,534	(1,710,180)
Redemptions (notes 2, 3, and 4)	(19)	-	(6,450)	-	(1,542,917)	(821,114)	(1,314,634)	(1,323,455)
Adjustments to maintain reserves	3	-	(2)	-	(64)	83	37	39

Net equity transactions	375,924	-	790,711	-	5,048,919	2,062,374	1,219,696	(2,069,655)

Net change in contract owners’ equity	381,451	-	790,076	-	13,472,644	4,281,744	3,594,570	(1,904,803)
Contract owners’ equity at beginning of period	-	-	-	-	29,754,562	25,472,818	17,289,157	19,193,960

Contract owners’ equity at end of period	$381,451	-	790,076	-	43,227,206	29,754,562	20,883,727	17,289,157

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,983,725	1,821,436	1,449,565	1,657,696
Units purchased	60,053	-	78,828	-	673,959	583,220	407,202	548,327
Units redeemed	(20,979)	-	(792)	-	(372,912)	(420,931)	(313,590)	(756,458)

Ending units	39,074	-	78,036	-	2,284,772	1,983,725	1,543,177	1,449,565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGS4		AMVI4		AMVIG1		AMVM1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(118,053)	(67,059)	158,618	(58,966)	17,749	-	1,488	-
Realized gain (loss) on investments	445,493	35,170	117,160	5,753	(301)	-	(251)	-
Change in unrealized gain (loss) on investments	(158,786)	1,181,684	(660,462)	1,405,412	(18,354)	-	(2,944)	-
Reinvested capital gains	216,444	354,577	-	-	-	-	1,202	-

Net increase (decrease) in contract owners’ equity resulting from operations	385,098	1,504,372	(384,684)	1,352,199	(906)	-	(505)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,377,509	630,945	1,557,048	710,190	1,032,849	-	391,257	-
Transfers between funds	654,044	(787,308)	83,138	336,300	8,008	-	(2,643)	-
Redemptions (notes 2, 3, and 4)	(678,678)	(326,418)	(232,138)	(161,839)	(12,581)	-	(3,169)	-
Adjustments to maintain reserves	(17)	180	(64)	31	(3)	-	(2)	-

Net equity transactions	1,352,858	(482,601)	1,407,984	884,682	1,028,273	-	385,443	-

Net change in contract owners’ equity	1,737,956	1,021,771	1,023,300	2,236,881	1,027,367	-	384,938	-
Contract owners’ equity at beginning of period	7,278,436	6,256,665	11,549,767	9,312,886	-	-	-	-

Contract owners’ equity at end of period	$9,016,392	7,278,436	12,573,067	11,549,767	1,027,367	-	384,938	-

CHANGE IN UNITS:
Beginning units	351,661	385,784	831,519	754,038	-	-	-	-
Units purchased	194,446	141,222	253,909	407,571	121,391	-	39,289	-
Units redeemed	(133,653)	(175,345)	(154,727)	(330,090)	(18,999)	-	(733)	-

Ending units	412,454	351,661	930,701	831,519	102,392	-	38,556	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW1		AMVNW4		PIHYB2		BRVDA3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,477	-	(77,115)	(138,292)	5,139	5,743	4,736	3,827
Realized gain (loss) on investments	(511)	-	339,461	140,330	(3,805)	(851)	308,827	(180,357)
Change in unrealized gain (loss) on investments	(32,152)	-	(326,298)	3,097,525	4,552	(3,965)	(238,237)	392,391
Reinvested capital gains	588	-	701,429	146,732	-	-	196,744	4,704

Net increase (decrease) in contract owners’ equity resulting from operations	(25,598)	-	637,477	3,246,295	5,886	927	272,070	220,565

Equity transactions:
Purchase payments received from contract owners (note 4)	1,016,758	-	3,282,370	1,191,846	-	-	2,500	10,000
Transfers between funds	(20,160)	-	1,074,709	427,156	(11,093)	-	26,201	509,391
Redemptions (notes 2, 3, and 4)	(3,228)	-	(623,371)	(376,864)	(16,440)	(2,051)	(110,182)	(166,265)
Adjustments to maintain reserves	(7)	-	(84)	44	(9)	34	(45)	73

Net equity transactions	993,363	-	3,733,624	1,242,182	(27,542)	(2,017)	(81,526)	353,199

Net change in contract owners’ equity	967,765	-	4,371,101	4,488,477	(21,656)	(1,090)	190,544	573,764
Contract owners’ equity at beginning of period	-	-	17,802,279	13,313,802	160,345	161,435	2,648,156	2,074,392

Contract owners’ equity at end of period	$967,765	-	22,173,380	17,802,279	138,689	160,345	2,838,700	2,648,156

CHANGE IN UNITS:
Beginning units	-	-	1,093,857	998,477	10,057	10,180	189,048	167,237
Units purchased	137,045	-	459,732	296,950	-	-	81,143	161,766
Units redeemed	(40,080)	-	(238,447)	(201,570)	(1,741)	(123)	(87,918)	(139,955)

Ending units	96,965	-	1,315,142	1,093,857	8,316	10,057	182,273	189,048

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVED3		BRVEDI		BRVHY3		BRVHYI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,840	40,214	12,349	-	539,928	524,225	9,995	-
Realized gain (loss) on investments	126,081	(395,271)	(817)	-	219,630	198,470	120	-
Change in unrealized gain (loss) on investments	170,560	103,183	(232,073)	-	(216,467)	229,173	(5,774)	-
Reinvested capital gains	789,168	205,090	280,356	-	50,855	-	2,770	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,092,649	(46,784)	59,815	-	593,946	951,868	7,111	-

Equity transactions:
Purchase payments received from contract owners (note 4)	17,448	171,835	2,477,662	-	3,641,115	1,929,296	973,370	-
Transfers between funds	(1,387)	(785,566)	(5,867)	-	(1,242,885)	309,557	24,556	-
Redemptions (notes 2, 3, and 4)	(822,869)	(407,568)	(14,871)	-	(962,377)	(623,776)	(8,722)	-
Adjustments to maintain reserves	(75)	101	(1)	-	(6,839)	140	3,500	-

Net equity transactions	(806,883)	(1,021,198)	2,456,923	-	1,429,014	1,615,217	992,704	-

Net change in contract owners’ equity	285,766	(1,067,982)	2,516,738	-	2,022,960	2,567,085	999,815	-
Contract owners’ equity at beginning of period	6,080,403	7,148,385	-	-	18,766,943	16,199,858	-	-

Contract owners’ equity at end of period	$6,366,169	6,080,403	2,516,738	-	20,789,903	18,766,943	999,815	-

CHANGE IN UNITS:
Beginning units	402,262	485,001	-	-	1,473,731	1,346,768	-	-
Units purchased	49,610	144,741	267,300	-	761,334	836,504	110,023	-
Units redeemed	(97,741)	(227,480)	(73,605)	-	(665,557)	(709,541)	(16,755)	-

Ending units	354,131	402,262	193,695	-	1,569,508	1,473,731	93,268	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVMMI		BRVSII		BRVTR1		BRVTR3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(216)	-	8,898	-	(5)	-	30,562	57,004
Realized gain (loss) on investments	-	-	(117)	-	-	-	(443,751)	476,642
Change in unrealized gain (loss) on investments	-	-	(110,802)	-	(127)	-	(29,411)	(532,647)
Reinvested capital gains	9	-	99,258	-	22	-	49,061	570,286

Net increase (decrease) in contract owners’ equity resulting from operations	(207)	-	(2,763)	-	(110)	-	(393,539)	571,285

Equity transactions:
Purchase payments received from contract owners (note 4)	191,534	-	978,586	-	27,884	-	2,241,668	1,269,787
Transfers between funds	(9,650)	-	14,677	-	-	-	2,730,229	3,580,205
Redemptions (notes 2, 3, and 4)	(2,334)	-	(5,868)	-	-	-	(917,983)	(738,050)
Adjustments to maintain reserves	(6)	-	(15)	-	16	-	(1,707)	51

Net equity transactions	179,544	-	987,380	-	27,900	-	4,052,207	4,111,993

Net change in contract owners’ equity	179,337	-	984,617	-	27,790	-	3,658,668	4,683,278
Contract owners’ equity at beginning of period	-	-	-	-	-	-	12,066,859	7,383,581

Contract owners’ equity at end of period	$179,337	-	984,617	-	27,790	-	15,725,527	12,066,859

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	1,055,108	693,390
Units purchased	23,010	-	90,330	-	2,781	-	1,128,615	1,511,358
Units redeemed	(5,021)	-	(15,997)	-	-	-	(772,267)	(1,149,640)

Ending units	17,989	-	74,333	-	2,781	-	1,411,456	1,055,108

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MLVGA3		DVMCSS		SASP5I		CLSCV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(152,250)	(13,613)	(81,296)	(52,343)	13,725	-	170	-
Realized gain (loss) on investments	1,056,897	(71,507)	190,011	(354,460)	51,830	-	(423)	-
Change in unrealized gain (loss) on investments	(4,183,061)	2,884,698	2,075,804	891,158	749,386	-	5,543	-
Reinvested capital gains	4,679,536	1,594,895	68,985	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,401,122	4,394,473	2,253,504	484,355	814,941	-	5,290	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,466,161	1,502,917	872,253	842,863	7,896,013	-	341,357	-
Transfers between funds	(364,861)	(486,883)	(548,619)	(245,492)	(40,832)	-	(60,518)	-
Redemptions (notes 2, 3, and 4)	(4,128,628)	(2,656,837)	(699,212)	(436,799)	(49,847)	-	(628)	-
Adjustments to maintain reserves	(12)	141	(4)	125	(9)	-	(4)	-

Net equity transactions	(2,027,340)	(1,640,662)	(375,582)	160,697	7,805,325	-	280,207	-

Net change in contract owners’ equity	(626,218)	2,753,811	1,877,922	645,052	8,620,266	-	285,497	-
Contract owners’ equity at beginning of period	28,790,961	26,037,150	9,188,261	8,543,209	-	-	-	-

Contract owners’ equity at end of period	$28,164,743	28,790,961	11,066,183	9,188,261	8,620,266	-	285,497	-

CHANGE IN UNITS:
Beginning units	1,638,335	1,769,137	644,371	639,086	-	-	-	-
Units purchased	309,931	300,549	136,276	140,638	930,914	-	59,504	-
Units redeemed	(429,326)	(431,351)	(156,390)	(135,353)	(296,798)	-	(31,138)	-

Ending units	1,518,940	1,638,335	624,257	644,371	634,116	-	28,366	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVDC1		CLVEM1		CLVHY2		CLVLD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(108)	-	(525)	-	231,318	63,040	2,852	-
Realized gain (loss) on investments	119	-	(529)	-	154,035	(171,473)	(3,463)	-
Change in unrealized gain (loss) on investments	7,828	-	(43,412)	-	(172,696)	49,739	(2,549)	-
Reinvested capital gains	-	-	2,538	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,839	-	(41,928)	-	212,657	(58,694)	(3,160)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	93,502	-	444,641	-	1,283,451	934,367	352,610	-
Transfers between funds	(876)	-	5,307	-	1,398,766	(1,812,776)	(127,479)	-
Redemptions (notes 2, 3, and 4)	(242)	-	(2,667)	-	(229,264)	(183,481)	(2,967)	-
Adjustments to maintain reserves	(5)	-	3	-	(87)	36	(5)	-

Net equity transactions	92,379	-	447,284	-	2,452,866	(1,061,854)	222,159	-

Net change in contract owners’ equity	100,218	-	405,356	-	2,665,523	(1,120,548)	218,999	-
Contract owners’ equity at beginning of period	-	-	-	-	3,121,291	4,241,839	-	-

Contract owners’ equity at end of period	$100,218	-	405,356	-	5,786,814	3,121,291	218,999	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	267,640	382,641	-	-
Units purchased	14,003	-	64,138	-	498,203	583,561	35,248	-
Units redeemed	(5,314)	-	(17,044)	-	(286,931)	(698,562)	(13,210)	-

Ending units	8,689	-	47,094	-	478,912	267,640	22,038	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVLG1		CLVLV1		CLVPB1		CLVSE1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(397)	-	(1,353)	-	252	-	(37)	-
Realized gain (loss) on investments	429	-	(475)	-	(6)	-	3	-
Change in unrealized gain (loss) on investments	9,620	-	50,706	-	(1,001)	-	1,733	-
Reinvested capital gains	-	-	-	-	512	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,652	-	48,878	-	(243)	-	1,699	-

Equity transactions:
Purchase payments received from contract owners (note 4)	366,793	-	1,507,655	-	25,535	-	37,692	-
Transfers between funds	(3,501)	-	(201,079)	-	-	-	27	-
Redemptions (notes 2, 3, and 4)	(2,820)	-	(7,574)	-	(112)	-	(92)	-
Adjustments to maintain reserves	(2)	-	(8)	-	-	-	2	-

Net equity transactions	360,470	-	1,298,994	-	25,423	-	37,629	-

Net change in contract owners’ equity	370,122	-	1,347,872	-	25,180	-	39,328	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$370,122	-	1,347,872	-	25,180	-	39,328	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	54,487	-	263,398	-	2,512	-	3,732	-
Units redeemed	(20,523)	-	(134,631)	-	(11)	-	(9)	-

Ending units	33,964	-	128,767	-	2,501	-	3,723	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CSCRS		CSCRS2		DWVEMD		DWVSVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$66,616	19,809	14,412	-	(754)	-	(48,311)	(8,215)
Realized gain (loss) on investments	151,375	(66,674)	842	-	(216)	-	431,810	(649,150)
Change in unrealized gain (loss) on investments	(113,481)	35,074	(2,102)	-	(39,378)	-	1,833,055	321,316
Reinvested capital gains	-	-	-	-	22	-	-	279,699

Net increase (decrease) in contract owners’ equity resulting from operations	104,510	(11,791)	13,152	-	(40,326)	-	2,216,554	(56,350)

Equity transactions:
Purchase payments received from contract owners (note 4)	335	48	300,337	-	538,883	-	2,116,669	810,299
Transfers between funds	1,211,053	93,750	(3,888)	-	41,192	-	639,363	(420,249)
Redemptions (notes 2, 3, and 4)	(103,888)	(123,168)	(1,929)	-	(2,321)	-	(357,100)	(148,734)
Adjustments to maintain reserves	(71)	55	3	-	(1)	-	(41)	56

Net equity transactions	1,107,429	(29,315)	294,523	-	577,753	-	2,398,891	241,372

Net change in contract owners’ equity	1,211,939	(41,106)	307,675	-	537,427	-	4,615,445	185,022
Contract owners’ equity at beginning of period	482,996	524,102	-	-	-	-	6,286,352	6,101,330

Contract owners’ equity at end of period	$1,694,935	482,996	307,675	-	537,427	-	10,901,797	6,286,352

CHANGE IN UNITS:
Beginning units	92,341	97,252	-	-	-	-	478,912	449,594
Units purchased	310,746	65,240	30,536	-	71,862	-	450,830	270,381
Units redeemed	(144,150)	(70,151)	(8,059)	-	(21,457)	-	(303,217)	(241,063)

Ending units	258,937	92,341	22,477	-	50,405	-	626,525	478,912

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIV		ETVFR		FHIB		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$30,145	-	295,675	328,600	(308)	-	73	83
Realized gain (loss) on investments	1,582	-	(21,382)	(631,287)	53	-	3	3
Change in unrealized gain (loss) on investments	(17,006)	-	130,932	170,075	2,524	-	(289)	282
Reinvested capital gains	-	-	-	-	-	-	52	17

Net increase (decrease) in contract owners’ equity resulting from operations	14,721	-	405,225	(132,612)	2,269	-	(161)	385

Equity transactions:
Purchase payments received from contract owners (note 4)	1,078,045	-	2,523,464	1,067,607	242,621	-	-	-
Transfers between funds	(106,578)	-	2,053,521	(1,629,392)	1,767	-	-	-
Redemptions (notes 2, 3, and 4)	(3,423)	-	(1,406,252)	(2,296,826)	(2,349)	-	(6)	(7)
Adjustments to maintain reserves	(9)	-	52	481	(2)	-	5	(15)

Net equity transactions	968,035	-	3,170,785	(2,858,130)	242,037	-	(1)	(22)

Net change in contract owners’ equity	982,756	-	3,576,010	(2,990,742)	244,306	-	(162)	363
Contract owners’ equity at beginning of period	-	-	16,530,771	19,521,513	-	-	6,080	5,717

Contract owners’ equity at end of period	$982,756	-	20,106,781	16,530,771	244,306	-	5,918	6,080

CHANGE IN UNITS:
Beginning units	-	-	1,496,180	1,778,727	-	-	298	299
Units purchased	149,492	-	1,266,745	950,667	35,843	-	-	-
Units redeemed	(65,760)	-	(990,476)	(1,233,214)	(12,925)	-	-	(1)

Ending units	83,732	-	1,772,449	1,496,180	22,918	-	298	298

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVUS2		FAM2		FB2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,807	6,761	(641)	3,662	(356,317)	70,594	(257,469)	(136,136)
Realized gain (loss) on investments	(24,833)	4,173	76,653	8,909	1,383,667	192,276	1,360,605	178,985
Change in unrealized gain (loss) on investments	(61,603)	5,521	(27,415)	70,099	4,659,950	8,498,523	1,087,856	2,980,414
Reinvested capital gains	-	-	2,751	10,032	5,241,971	545,914	2,835,694	50,226

Net increase (decrease) in contract owners’ equity resulting from operations	(62,629)	16,455	51,348	92,702	10,929,271	9,307,307	5,026,686	3,073,489

Equity transactions:
Purchase payments received from contract owners (note 4)	793,400	497,511	1,751	1,280	13,387,872	6,569,019	7,082,252	3,806,860
Transfers between funds	(6,307)	1,017,387	25,389	473,957	6,493,544	13,335,371	405,575	1,197,222
Redemptions (notes 2, 3, and 4)	(343,050)	(14,675)	(531,818)	(82,073)	(5,979,703)	(2,934,809)	(996,751)	(473,892)
Adjustments to maintain reserves	(12)	6	(33)	24	(32)	111	(39)	31

Net equity transactions	444,031	1,500,229	(504,711)	393,188	13,901,681	16,969,692	6,491,037	4,530,221

Net change in contract owners’ equity	381,402	1,516,684	(453,363)	485,890	24,830,952	26,276,999	11,517,723	7,603,710
Contract owners’ equity at beginning of period	1,624,390	107,706	943,182	457,292	60,588,079	34,311,080	15,643,328	8,039,618

Contract owners’ equity at end of period	$2,005,792	1,624,390	489,819	943,182	85,419,031	60,588,079	27,161,051	15,643,328

CHANGE IN UNITS:
Beginning units	151,476	10,437	57,816	31,237	3,704,255	2,527,000	886,805	567,853
Units purchased	125,477	157,842	7,546	65,003	1,575,178	2,298,109	638,740	481,781
Units redeemed	(84,236)	(16,803)	(38,142)	(38,424)	(804,299)	(1,120,854)	(263,451)	(162,829)

Ending units	192,717	151,476	27,220	57,816	4,475,134	3,704,255	1,262,094	886,805

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FEMS2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,432	3,156	79,781	(18,356)	(1,238,767)	(879,101)	210,219	73,122
Realized gain (loss) on investments	357,405	(205,559)	624,346	(133,878)	4,924,256	1,545,220	777,552	(273,737)
Change in unrealized gain (loss) on investments	341,328	(13,565)	(2,216,677)	793,752	(5,966,671)	17,461,542	1,583,170	531,985
Reinvested capital gains	874,736	392,158	1,010,238	448,769	21,377,245	7,017,710	777,870	488,528

Net increase (decrease) in contract owners’ equity resulting from operations	1,585,901	176,190	(502,312)	1,090,287	19,096,063	25,145,371	3,348,811	819,898

Equity transactions:
Purchase payments received from contract owners (note 4)	99,278	69,426	3,586,422	778,043	8,645,786	9,209,982	4,387,803	1,750,568
Transfers between funds	378,723	(1,848,900)	1,395,923	1,266,814	(272,079)	(1,261,275)	1,961,744	(831,896)
Redemptions (notes 2, 3, and 4)	(1,199,649)	(1,388,628)	(787,727)	(184,307)	(6,823,152)	(6,316,844)	(1,031,866)	(590,380)
Adjustments to maintain reserves	(20)	106	12	39	53	172	(28)	134

Net equity transactions	(721,668)	(3,167,996)	4,194,630	1,860,589	1,550,608	1,632,035	5,317,653	328,426

Net change in contract owners’ equity	864,233	(2,991,806)	3,692,318	2,950,876	20,646,671	26,777,406	8,666,464	1,148,324
Contract owners’ equity at beginning of period	7,092,335	10,084,141	5,917,466	2,966,590	91,117,920	64,340,514	12,309,181	11,160,857

Contract owners’ equity at end of period	$7,956,568	7,092,335	9,609,784	5,917,466	111,764,591	91,117,920	20,975,645	12,309,181

CHANGE IN UNITS:
Beginning units	502,245	750,010	434,546	281,768	3,639,474	3,647,438	777,749	749,733
Units purchased	92,344	146,550	742,665	353,128	1,067,375	2,185,564	635,446	308,184
Units redeemed	(136,703)	(394,315)	(445,606)	(200,350)	(1,036,722)	(2,193,528)	(348,044)	(280,168)

Ending units	457,886	502,245	731,605	434,546	3,670,127	3,639,474	1,065,151	777,749

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHI2		FICAP		FIGBP		FIGBP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$62,464	93,784	-	-	85	-	145,854	172,628
Realized gain (loss) on investments	13,906	(40,553)	-	-	-	-	132,551	448,349
Change in unrealized gain (loss) on investments	(34,369)	(19,254)	1	-	(779)	-	(1,328,831)	284,797
Reinvested capital gains	-	-	-	-	586	-	610,608	5,966

Net increase (decrease) in contract owners’ equity resulting from operations	42,001	33,977	1	-	(108)	-	(439,818)	911,740

Equity transactions:
Purchase payments received from contract owners (note 4)	12,352	23,131	2,163	-	36,158	-	4,987,272	3,181,310
Transfers between funds	(280,412)	137,158	-	-	-	-	(117,318)	4,840,128
Redemptions (notes 2, 3, and 4)	(238,665)	(642,303)	-	-	-	-	(1,195,216)	(3,036,313)
Adjustments to maintain reserves	(65)	25	(1)	-	(2)	-	(12)	138

Net equity transactions	(506,790)	(481,989)	2,162	-	36,156	-	3,674,726	4,985,263

Net change in contract owners’ equity	(464,789)	(448,012)	2,163	-	36,048	-	3,234,908	5,897,003
Contract owners’ equity at beginning of period	2,123,146	2,571,158	-	-	-	-	19,910,489	14,013,486

Contract owners’ equity at end of period	$1,658,357	2,123,146	2,163	-	36,048	-	23,145,397	19,910,489

CHANGE IN UNITS:
Beginning units	181,153	221,771	-	-	-	-	1,701,489	1,297,248
Units purchased	31,906	135,092	217	-	3,600	-	1,036,797	1,525,177
Units redeemed	(75,598)	(175,710)	-	-	-	-	(725,213)	(1,120,936)

Ending units	137,461	181,153	217	-	3,600	-	2,013,073	1,701,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIP		FMCP		FMMP		FNRS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,492	-	213	-	(663)	-	27,089	13,334
Realized gain (loss) on investments	4,002	-	(2)	-	-	-	417,199	(7,615)
Change in unrealized gain (loss) on investments	196,536	-	(6,490)	-	-	-	15,164	25,058
Reinvested capital gains	2,438	-	5,820	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	222,468	-	(459)	-	(663)	-	459,452	30,777

Equity transactions:
Purchase payments received from contract owners (note 4)	2,932,511	-	40,235	-	941,056	200	662,883	130,253
Transfers between funds	23,713	-	-	-	(474,295)	(200)	(79,375)	726,308
Redemptions (notes 2, 3, and 4)	(11,334)	-	(15)	-	(2,991)	-	(50,659)	(4,856)
Adjustments to maintain reserves	(10)	-	1	-	(3)	-	(9)	9

Net equity transactions	2,944,880	-	40,221	-	463,767	-	532,840	851,714

Net change in contract owners’ equity	3,167,348	-	39,762	-	463,104	-	992,292	882,491
Contract owners’ equity at beginning of period	-	-	-	-	-	-	882,491	-

Contract owners’ equity at end of period	$3,167,348	-	39,762	-	463,104	-	1,874,783	882,491

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	76,157	-
Units purchased	277,589	-	3,974	-	110,256	20	165,372	86,591
Units redeemed	(44,385)	-	(1)	-	(63,773)	(20)	(135,810)	(10,434)

Ending units	233,204	-	3,973	-	46,483	-	105,719	76,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FRESS2		FVIII		FVP		FVSII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,402)	29,262	25,442	-	87	-	-	-
Realized gain (loss) on investments	85,201	(473,970)	(497)	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,731,932	(525,055)	(25,376)	-	(918)	-	13	-
Reinvested capital gains	39,866	252,326	1,215	-	1,254	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,845,597	(717,437)	784	-	423	-	13	-

Equity transactions:
Purchase payments received from contract owners (note 4)	848,160	457,197	1,108,666	-	17,644	-	13,774	-
Transfers between funds	346,622	(1,025,697)	(5,615)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(459,537)	(333,458)	(5,214)	-	-	-	-	-
Adjustments to maintain reserves	24	48	4	-	(3)	-	(3)	-

Net equity transactions	735,269	(901,910)	1,097,841	-	17,641	-	13,771	-

Net change in contract owners’ equity	2,580,866	(1,619,347)	1,098,625	-	18,064	-	13,784	-
Contract owners’ equity at beginning of period	4,832,805	6,452,152	-	-	-	-	-	-

Contract owners’ equity at end of period	$7,413,671	4,832,805	1,098,625	-	18,064	-	13,784	-

CHANGE IN UNITS:
Beginning units	420,176	518,374	-	-	-	-	-	-
Units purchased	230,739	234,478	135,475	-	1,775	-	1,374	-
Units redeemed	(180,387)	(332,676)	(41,682)	-	-	-	-	-

Ending units	470,528	420,176	93,793	-	1,775	-	1,374	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSIS2		FEOVF		FTVFA2		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$226,120	216,236	1,103	3,260	36,568	11,487	(156,680)	1,179,331
Realized gain (loss) on investments	73,813	(157,138)	1,347	29	(117,078)	(242,414)	(533,610)	(693,794)
Change in unrealized gain (loss) on investments	(248,862)	345,111	(11,364)	4,961	617,959	(480,091)	(159,519)	(1,620,132)
Reinvested capital gains	263,139	117,676	2,025	6,672	-	1,124,398	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314,210	521,885	(6,889)	14,922	537,449	413,380	(849,809)	(1,134,595)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,011,721	1,043,355	490,416	128,170	1,094,421	318,476	220,724	574,640
Transfers between funds	2,231,897	(774,240)	109,816	8,366	(135,243)	(224,775)	240,274	(1,479,112)
Redemptions (notes 2, 3, and 4)	(1,257,352)	(848,872)	(11,290)	-	(374,749)	(437,558)	(1,246,010)	(1,800,602)
Adjustments to maintain reserves	27	107	(9)	(1)	(22)	14	(899)	(879)

Net equity transactions	3,986,293	(579,650)	588,933	136,535	584,407	(343,843)	(785,911)	(2,705,953)

Net change in contract owners’ equity	4,300,503	(57,765)	582,044	151,457	1,121,856	69,537	(1,635,720)	(3,840,548)
Contract owners’ equity at beginning of period	12,857,448	12,915,213	151,457	-	4,464,244	4,394,707	14,109,691	17,950,239

Contract owners’ equity at end of period	$17,157,951	12,857,448	733,501	151,457	5,586,100	4,464,244	12,473,971	14,109,691

CHANGE IN UNITS:
Beginning units	1,069,813	1,139,452	12,510	-	232,241	252,905	1,534,584	1,828,736
Units purchased	594,253	505,157	64,207	12,510	124,552	34,904	238,897	518,344
Units redeemed	(270,436)	(574,796)	(17,987)	-	(96,245)	(55,568)	(329,711)	(812,496)

Ending units	1,393,630	1,069,813	58,730	12,510	260,548	232,241	1,443,770	1,534,584

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVIS2		FTVMD2		GVGMNS		GVHQFA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$763,698	912,119	113,045	63,956	(10,422)	(8,934)	(42,959)	(24,712)
Realized gain (loss) on investments	14,167	(1,344,845)	(81,675)	(399,315)	23,177	23,602	(2,640)	(52,055)
Change in unrealized gain (loss) on investments	1,996,353	(309,975)	1,296,102	(306,579)	5,070	(17,588)	(1,588)	18,278
Reinvested capital gains	-	16,625	-	119,156	75,854	9,555	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,774,218	(726,076)	1,327,472	(522,782)	93,679	6,635	(47,187)	(58,489)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,257,748	1,016,656	805,932	635,495	600	6,512	396,304	98,507
Transfers between funds	441,651	(2,949,419)	66,668	(541,929)	15,868	(174,858)	793,489	(2,669,488)
Redemptions (notes 2, 3, and 4)	(2,890,679)	(1,360,352)	(397,456)	(344,428)	(162,355)	(128,196)	(335,083)	(132,345)
Adjustments to maintain reserves	15	146	(11)	97	(48)	53	(49)	50

Net equity transactions	(191,265)	(3,292,969)	475,133	(250,765)	(145,935)	(296,489)	854,661	(2,703,276)

Net change in contract owners’ equity	2,582,953	(4,019,045)	1,802,605	(773,547)	(52,256)	(289,854)	807,474	(2,761,765)
Contract owners’ equity at beginning of period	18,249,937	22,268,982	6,876,196	7,649,743	683,663	973,517	3,560,567	6,322,332

Contract owners’ equity at end of period	$20,832,890	18,249,937	8,678,801	6,876,196	631,407	683,663	4,368,041	3,560,567

CHANGE IN UNITS:
Beginning units	1,398,466	1,700,024	505,678	530,208	57,590	84,216	362,589	640,540
Units purchased	582,081	602,632	160,035	113,518	4,101	4,300	149,946	203,416
Units redeemed	(605,027)	(904,190)	(124,139)	(138,048)	(15,102)	(30,926)	(60,029)	(481,367)

Ending units	1,375,520	1,398,466	541,574	505,678	46,589	57,590	452,506	362,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		GVFRB		RAF		RBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$586	7,792	100,537	431,294	(2,330)	(1,099)	(105,215)	(102,363)
Realized gain (loss) on investments	53,518	(2,245)	(313,260)	(277,103)	(68,456)	(233,321)	707,486	611,956
Change in unrealized gain (loss) on investments	(14,263)	48,545	304,619	(203,429)	11,430	(1,395)	(1,225,589)	265,887
Reinvested capital gains	-	-	-	-	-	-	610,888	546,468

Net increase (decrease) in contract owners’ equity resulting from operations	39,841	54,092	91,896	(49,238)	(59,356)	(235,815)	(12,430)	1,321,948

Equity transactions:
Purchase payments received from contract owners (note 4)	204,037	106,767	9,771	127,405	13,086	7,969	121,232	26,995
Transfers between funds	(583,795)	29,951	(1,974,105)	2,445,725	703,018	287,827	(1,553,893)	577,541
Redemptions (notes 2, 3, and 4)	(14,390)	(8,221)	(2,361,573)	(640,601)	(169,105)	(25,206)	(320,410)	(744,170)
Adjustments to maintain reserves	(20)	(3)	28	119	(19)	20	(15)	252

Net equity transactions	(394,168)	128,494	(4,325,879)	1,932,648	546,980	270,610	(1,753,086)	(139,382)

Net change in contract owners’ equity	(354,327)	182,586	(4,233,983)	1,883,410	487,624	34,795	(1,765,516)	1,182,566
Contract owners’ equity at beginning of period	1,095,046	912,460	10,891,147	9,007,737	224,575	189,780	8,008,261	6,825,695

Contract owners’ equity at end of period	$740,719	1,095,046	6,657,164	10,891,147	712,199	224,575	6,242,745	8,008,261

CHANGE IN UNITS:
Beginning units	102,687	90,146	965,068	789,575	858,336	458,222	190,890	192,159
Units purchased	37,198	20,208	46,625	519,956	13,549,149	12,476,015	95,792	238,235
Units redeemed	(72,978)	(7,667)	(428,573)	(344,463)	(10,581,912)	(12,075,901)	(137,065)	(239,504)

Ending units	66,907	102,687	583,120	965,068	3,825,573	858,336	149,617	190,890

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBKF		RBMF		RCPF		RELF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,924)	(6,855)	(24,397)	(8,310)	(31,502)	(28,234)	(92,242)	(67,258)
Realized gain (loss) on investments	636,296	(229,939)	863,101	9,768	347,540	(68,203)	2,156,086	1,106,127
Change in unrealized gain (loss) on investments	(109,955)	(76,660)	(366,331)	382,754	220,776	181,131	(415,778)	819,111
Reinvested capital gains	-	-	85,425	14,986	4,797	76,297	382,349	76,700

Net increase (decrease) in contract owners’ equity resulting from operations	505,417	(313,454)	557,798	399,198	541,611	160,991	2,030,415	1,934,680

Equity transactions:
Purchase payments received from contract owners (note 4)	56,200	10,758	14,675	26,443	78,760	140,055	17,620	15,705
Transfers between funds	159,710	245,132	(400,134)	365,743	197,600	(6,035)	(49,188)	(384,758)
Redemptions (notes 2, 3, and 4)	(197,913)	(141,403)	(340,845)	(234,243)	(575,435)	(435,536)	(485,215)	(586,606)
Adjustments to maintain reserves	(16)	67	18	62	96	248	(88)	160

Net equity transactions	17,981	114,554	(726,286)	158,005	(298,979)	(301,268)	(516,871)	(955,499)

Net change in contract owners’ equity	523,398	(198,900)	(168,488)	557,203	242,632	(140,277)	1,513,544	979,181
Contract owners’ equity at beginning of period	1,908,403	2,107,303	3,010,954	2,453,751	6,289,917	6,430,194	6,186,422	5,207,241

Contract owners’ equity at end of period	$2,431,801	1,908,403	2,842,466	3,010,954	6,532,549	6,289,917	7,699,966	6,186,422

CHANGE IN UNITS:
Beginning units	194,077	196,804	96,430	92,813	172,021	188,110	168,183	219,555
Units purchased	514,281	205,950	102,468	83,024	74,218	94,677	135,619	212,939
Units redeemed	(520,471)	(208,677)	(123,705)	(79,407)	(76,303)	(110,766)	(150,168)	(264,311)

Ending units	187,887	194,077	75,193	96,430	169,936	172,021	153,634	168,183

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RENF		RESF		RFSF		RHCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(39,428)	(4,366)	(41,618)	(11,820)	(72,182)	(20,178)	(151,984)	(150,427)
Realized gain (loss) on investments	1,395,498	(1,641,347)	467,835	(819,615)	1,150,114	15,408	1,009,379	484,995
Change in unrealized gain (loss) on investments	(29,054)	323,340	(265,432)	(81,881)	756,028	(276,823)	127,181	882,251
Reinvested capital gains	-	-	-	-	152,165	142,003	622,761	296,352

Net increase (decrease) in contract owners’ equity resulting from operations	1,327,016	(1,322,373)	160,785	(913,316)	1,986,125	(139,590)	1,607,337	1,513,171

Equity transactions:
Purchase payments received from contract owners (note 4)	38,121	48,044	28,097	67,591	1,091,130	369,991	98,064	44,290
Transfers between funds	2,072,473	404,905	676,879	1,260,036	851,133	(776,434)	(355,669)	(1,100,312)
Redemptions (notes 2, 3, and 4)	(722,721)	(466,965)	(287,413)	(156,035)	(1,039,896)	(294,035)	(988,033)	(1,152,348)
Adjustments to maintain reserves	23	(56)	(10)	88	2	102	247	(256)

Net equity transactions	1,387,896	(14,072)	417,553	1,171,680	902,369	(700,376)	(1,245,391)	(2,208,626)

Net change in contract owners’ equity	2,714,912	(1,336,445)	578,338	258,364	2,888,494	(839,966)	361,946	(695,455)
Contract owners’ equity at beginning of period	2,637,117	3,973,562	1,816,862	1,558,498	5,101,293	5,941,259	10,519,052	11,214,507

Contract owners’ equity at end of period	$5,352,029	2,637,117	2,395,200	1,816,862	7,989,787	5,101,293	10,880,998	10,519,052

CHANGE IN UNITS:
Beginning units	302,618	299,660	419,869	223,170	334,673	387,410	284,724	355,151
Units purchased	816,509	851,306	1,695,346	4,487,683	426,789	135,029	78,935	160,707
Units redeemed	(706,093)	(848,348)	(1,634,387)	(4,290,984)	(360,858)	(187,766)	(112,397)	(231,134)

Ending units	413,034	302,618	480,828	419,869	400,604	334,673	251,262	284,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RHYS		RINF		RJNF		RLCE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,298)	16,480	(88,860)	(79,611)	(36,971)	(5,564)	(9,212)	3,611
Realized gain (loss) on investments	16,111	(35,865)	1,484,829	1,012,404	(302,038)	(27,542)	184,339	(84,988)
Change in unrealized gain (loss) on investments	(17,456)	(20,185)	(2,485,645)	1,553,785	(35,084)	(5,748)	(39,377)	(34,037)
Reinvested capital gains	-	2,433	727,018	85,892	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,643)	(37,137)	(362,658)	2,572,470	(374,093)	(38,854)	135,750	(115,414)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,220	5,216	39,254	31,515	6,056	279,394	1,919	17,115
Transfers between funds	(1,721,784)	(168,194)	(668,808)	489,284	1,106,836	(27,013)	50,459	(359,778)
Redemptions (notes 2, 3, and 4)	(29,881)	(193,601)	(337,681)	(431,512)	(130,976)	(278,401)	(20,928)	(198,754)
Adjustments to maintain reserves	(39)	96	(198)	292	(34)	87	(56)	23

Net equity transactions	(1,746,484)	(356,483)	(967,433)	89,579	981,882	(25,933)	31,394	(541,394)

Net change in contract owners’ equity	(1,759,127)	(393,620)	(1,330,091)	2,662,049	607,789	(64,787)	167,144	(656,808)
Contract owners’ equity at beginning of period	2,315,715	2,709,335	6,526,982	3,864,933	424,496	489,283	633,490	1,290,298

Contract owners’ equity at end of period	$556,588	2,315,715	5,196,891	6,526,982	1,032,285	424,496	800,634	633,490

CHANGE IN UNITS:
Beginning units	184,434	218,106	90,216	84,064	245,369	217,287	55,216	112,626
Units purchased	630,583	999,629	57,027	127,485	4,091,288	7,571,072	158,489	236,664
Units redeemed	(769,911)	(1,033,301)	(70,897)	(121,333)	(3,734,518)	(7,542,990)	(153,302)	(294,074)

Ending units	45,106	184,434	76,346	90,216	602,139	245,369	60,403	55,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLCJ		RLF		RMED		RMEK
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,373)	(2,604)	(51,878)	(35,767)	(45,468)	(6,491)	(55,998)	(29,242)
Realized gain (loss) on investments	85,689	(6,575)	303,883	81,368	1,093,713	(231,821)	312,029	567,825
Change in unrealized gain (loss) on investments	(271,884)	208,692	(432,937)	359,518	(651,931)	373,705	(450,990)	74,578
Reinvested capital gains	-	-	60,887	118,805	428,660	90,061	748,762	73,379

Net increase (decrease) in contract owners’ equity resulting from operations	(203,568)	199,513	(120,045)	523,924	824,974	225,454	553,803	686,540

Equity transactions:
Purchase payments received from contract owners (note 4)	22,909	14,789	59,867	4,808	5,448	5,523	(24,334)	210,604
Transfers between funds	(499,642)	496,605	1,357,811	(42,357)	341,011	(12,155)	(2,047,715)	2,779,728
Redemptions (notes 2, 3, and 4)	(32,539)	(57,562)	(239,807)	(274,768)	(162,521)	(430,682)	(187,836)	(308,829)
Adjustments to maintain reserves	(52)	80	69	(8)	(475)	224	(36)	(128)

Net equity transactions	(509,324)	453,912	1,177,940	(312,325)	183,463	(437,090)	(2,259,921)	2,681,375

Net change in contract owners’ equity	(712,892)	653,425	1,057,895	211,599	1,008,437	(211,636)	(1,706,118)	3,367,915
Contract owners’ equity at beginning of period	1,451,433	798,008	3,012,011	2,800,412	2,329,092	2,540,728	5,525,465	2,157,550

Contract owners’ equity at end of period	$738,541	1,451,433	4,069,906	3,012,011	3,337,529	2,329,092	3,819,347	5,525,465

CHANGE IN UNITS:
Beginning units	50,796	39,496	66,759	74,228	40,089	48,427	128,767	58,444
Units purchased	350,762	165,204	51,808	48,061	55,278	72,222	327,369	626,846
Units redeemed	(371,565)	(153,904)	(28,289)	(55,530)	(51,814)	(80,560)	(380,633)	(556,523)

Ending units	29,993	50,796	90,278	66,759	43,553	40,089	75,503	128,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RNF		ROF		RPMF		RREF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(130,951)	(45,859)	(320,023)	(255,336)	194,545	281,418	(31,454)	45,896
Realized gain (loss) on investments	2,717,833	(544,352)	3,781,788	6,823,767	107,175	1,634,191	721,387	(570,376)
Change in unrealized gain (loss) on investments	1,300,051	379,971	(314,366)	1,069,672	(1,371,170)	(843,342)	322,553	(68,068)
Reinvested capital gains	481,005	853,815	1,647,701	2,262,502	-	-	-	84,740

Net increase (decrease) in contract owners’ equity resulting from operations	4,367,938	643,575	4,795,100	9,900,605	(1,069,450)	1,072,267	1,012,486	(507,808)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,349	133,963	116,267	910,681	14,459	186,408	48,690	25,981
Transfers between funds	2,600,162	(1,443,253)	(107,478)	(6,260,822)	536,630	(1,904,918)	1,248,450	(1,451,315)
Redemptions (notes 2, 3, and 4)	(436,822)	(1,023,718)	(2,379,764)	(1,918,067)	(432,746)	(543,180)	(282,321)	(477,193)
Adjustments to maintain reserves	19	14	12	41	55	(86)	97	89

Net equity transactions	2,175,708	(2,332,994)	(2,370,963)	(7,268,167)	118,398	(2,261,776)	1,014,916	(1,902,438)

Net change in contract owners’ equity	6,543,646	(1,689,419)	2,424,137	2,632,438	(951,052)	(1,189,509)	2,027,402	(2,410,246)
Contract owners’ equity at beginning of period	10,339,661	12,029,080	21,830,905	19,198,467	8,199,152	9,388,661	2,860,210	5,270,456

Contract owners’ equity at end of period	$16,883,307	10,339,661	24,255,042	21,830,905	7,248,100	8,199,152	4,887,612	2,860,210

CHANGE IN UNITS:
Beginning units	246,736	341,426	304,095	382,742	435,154	661,519	109,942	196,392
Units purchased	239,282	317,381	264,415	939,507	443,720	1,098,830	303,808	154,421
Units redeemed	(195,917)	(412,071)	(295,584)	(1,018,154)	(451,391)	(1,325,195)	(271,679)	(240,871)

Ending units	290,101	246,736	272,926	304,095	427,483	435,154	142,071	109,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RRF		RSRF		RTEC		RTEL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,160)	(30,827)	(36,668)	(26,444)	(220,868)	(155,910)	(3,540)	(3,808)
Realized gain (loss) on investments	504,881	520,504	88,781	(175,476)	3,221,354	966,309	80,579	16,762
Change in unrealized gain (loss) on investments	(421,601)	334,965	943,588	333,986	(1,446,605)	2,811,391	(44,014)	77,149
Reinvested capital gains	174,447	-	-	-	922,373	222,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	222,567	824,642	995,701	132,066	2,476,254	3,844,364	33,025	90,103

Equity transactions:
Purchase payments received from contract owners (note 4)	60,912	3,172	133,681	127,769	36,869	20,130	-	58
Transfers between funds	(188,209)	(51,515)	(544,582)	(307,304)	1,172,891	1,118,288	63,048	(58,691)
Redemptions (notes 2, 3, and 4)	(220,491)	(243,771)	(1,121,000)	(320,459)	(1,533,578)	(1,093,843)	(28,270)	(129,678)
Adjustments to maintain reserves	(94)	83	28	95	11	180	(77)	34

Net equity transactions	(347,882)	(292,031)	(1,531,873)	(499,899)	(323,807)	44,755	34,701	(188,277)

Net change in contract owners’ equity	(125,315)	532,611	(536,172)	(367,833)	2,152,447	3,889,119	67,726	(98,174)
Contract owners’ equity at beginning of period	2,424,484	1,891,873	5,064,507	5,432,340	13,748,517	9,859,398	530,215	628,389

Contract owners’ equity at end of period	$2,299,169	2,424,484	4,528,335	5,064,507	15,900,964	13,748,517	597,941	530,215

CHANGE IN UNITS:
Beginning units	53,681	59,028	348,799	392,341	259,151	274,636	46,954	60,016
Units purchased	26,938	50,374	66,355	43,967	171,252	288,361	28,061	99,143
Units redeemed	(34,603)	(55,721)	(153,208)	(87,509)	(177,636)	(303,846)	(25,799)	(112,205)

Ending units	46,016	53,681	261,946	348,799	252,767	259,151	49,216	46,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTF		RTRF		RUF		RUGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(159,305)	(88,241)	(48,097)	(31,805)	(5,787)	(9,986)	(36,417)	(105,253)
Realized gain (loss) on investments	3,200,280	(5,077,996)	1,251,372	258,021	(139,951)	(368,565)	(1,083,282)	(1,983,374)
Change in unrealized gain (loss) on investments	1,304,768	(3,974,298)	(747,017)	682,698	7,613	6,513	108,803	(3,320)
Reinvested capital gains	-	1,205,098	192,413	88,640	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,345,743	(7,935,437)	648,671	997,554	(138,125)	(372,038)	(1,010,896)	(2,091,947)

Equity transactions:
Purchase payments received from contract owners (note 4)	18,140	455,588	23,747	2,420	7,900	93,879	69,056	380,682
Transfers between funds	6,797,976	(12,100,788)	(228,905)	266,493	753,764	168,232	(1,360,395)	7,424,490
Redemptions (notes 2, 3, and 4)	(422,283)	(620,256)	(414,495)	(398,329)	(108,889)	(89,030)	(284,756)	(3,736,684)
Adjustments to maintain reserves	(88)	(2,581)	42	25	(36)	33	1,335	(1,140)

Net equity transactions	6,393,745	(12,268,037)	(619,611)	(129,391)	652,739	173,114	(1,574,760)	4,067,348

Net change in contract owners’ equity	10,739,488	(20,203,474)	29,060	868,163	514,614	(198,924)	(2,585,656)	1,975,401
Contract owners’ equity at beginning of period	8,520,507	28,723,981	3,516,608	2,648,445	434,739	633,663	5,806,158	3,830,757

Contract owners’ equity at end of period	$19,259,995	8,520,507	3,545,668	3,516,608	949,353	434,739	3,220,502	5,806,158

CHANGE IN UNITS:
Beginning units	181,780	651,354	77,993	81,726	485,397	520,836	221,966	176,876
Units purchased	778,017	1,209,023	81,788	74,952	5,362,835	13,897,122	1,248,886	4,232,727
Units redeemed	(701,270)	(1,678,597)	(94,351)	(78,685)	(4,411,126)	(13,932,561)	(1,335,150)	(4,187,637)

Ending units	258,527	181,780	65,430	77,993	1,437,106	485,397	135,702	221,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RUTL		RVARS		RVCMD		RVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$17,239	8,641	(43,919)	(533)	(19,005)	(4,006)	(680,425)	(340,806)
Realized gain (loss) on investments	169,019	(478,457)	70,833	41,267	311,674	(262,578)	15,091,802	12,840,590
Change in unrealized gain (loss) on investments	141,182	(84,003)	115,555	167,281	19,811	86,451	862,050	3,682,750
Reinvested capital gains	-	50,446	81,625	-	-	-	6,778,684	6,861,930

Net increase (decrease) in contract owners’ equity resulting from operations	327,440	(503,373)	224,094	208,015	312,480	(180,133)	22,052,111	23,044,464

Equity transactions:
Purchase payments received from contract owners (note 4)	14,657	48,601	9,507	52,914	2,128	15,363	106,946	239,074
Transfers between funds	651,687	(989,707)	55,074	(182,956)	889,602	90,934	(2,785,761)	(10,634,062)
Redemptions (notes 2, 3, and 4)	(266,953)	(345,712)	(397,135)	(346,886)	(136,734)	(62,014)	(7,213,936)	(2,251,225)
Adjustments to maintain reserves	11	182	(146)	13	(101)	63	16,759	6,561

Net equity transactions	399,402	(1,286,636)	(332,700)	(476,915)	754,895	44,346	(9,875,992)	(12,639,652)

Net change in contract owners’ equity	726,842	(1,790,009)	(108,606)	(268,900)	1,067,375	(135,787)	12,176,119	10,404,812
Contract owners’ equity at beginning of period	2,821,210	4,611,219	3,344,213	3,613,113	786,420	922,207	47,118,598	36,713,786

Contract owners’ equity at end of period	$3,548,052	2,821,210	3,235,607	3,344,213	1,853,795	786,420	59,294,717	47,118,598

CHANGE IN UNITS:
Beginning units	134,745	206,191	351,877	402,853	485,852	430,314	227,318	339,548
Units purchased	347,707	238,113	37,528	66,470	1,738,343	422,319	171,722	628,163
Units redeemed	(333,445)	(309,559)	(70,751)	(117,446)	(1,383,344)	(366,781)	(212,406)	(740,393)

Ending units	149,007	134,745	318,654	351,877	840,851	485,852	186,634	227,318

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVIDD		RVIMC		RVISC		RVLCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,568)	(17,694)	(1,157)	(920)	(3,923)	(2,966)	(284,211)	(243,801)
Realized gain (loss) on investments	(1,314,017)	(603,775)	(35,936)	(31,672)	(82,454)	(429,866)	2,941,060	835,111
Change in unrealized gain (loss) on investments	357,398	(130,445)	11,661	(10,372)	(4,026)	7,841	1,550,838	108,219
Reinvested capital gains	-	-	-	-	-	-	82,497	3,620,149

Net increase (decrease) in contract owners’ equity resulting from operations	(990,187)	(751,914)	(25,432)	(42,964)	(90,403)	(424,991)	4,290,184	4,319,678

Equity transactions:
Purchase payments received from contract owners (note 4)	75	1,995	(11)	6,087	12,358	10	46,018	66,040
Transfers between funds	1,500,169	(12,864)	(21,716)	73	10,213	393,302	2,948,559	(7,236,696)
Redemptions (notes 2, 3, and 4)	(61,105)	(96,341)	(3,186)	(15,860)	(22,232)	(88,841)	(2,387,856)	(1,778,085)
Adjustments to maintain reserves	(43)	112	(16)	28	(37)	39	(30)	206

Net equity transactions	1,439,096	(107,098)	(24,929)	(9,672)	302	304,510	606,691	(8,948,535)

Net change in contract owners’ equity	448,909	(859,012)	(50,361)	(52,636)	(90,101)	(120,481)	4,896,875	(4,628,857)
Contract owners’ equity at beginning of period	2,139,310	2,998,322	119,699	172,335	240,021	360,502	17,907,009	22,535,866

Contract owners’ equity at end of period	$2,588,219	2,139,310	69,338	119,699	149,920	240,021	22,803,884	17,907,009

CHANGE IN UNITS:
Beginning units	21,007,091	15,653,025	139,170	149,117	329,551	344,176	506,025	791,447
Units purchased	101,291,946	66,813,122	535,525	1,229,644	6,089,537	12,559,890	375,104	794,855
Units redeemed	(82,206,081)	(61,459,056)	(569,488)	(1,239,591)	(6,163,048)	(12,574,515)	(369,466)	(1,080,277)

Ending units	40,092,956	21,007,091	105,207	139,170	256,040	329,551	511,663	506,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCV		RVLDD		RVMCG		RVMCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(103,884)	31,247	(126,140)	(69,472)	(101,240)	(86,126)	(94,063)	(49,277)
Realized gain (loss) on investments	2,444,663	(1,932,553)	3,466,567	(1,205,309)	2,107,522	(6,110)	2,256,628	(1,108,067)
Change in unrealized gain (loss) on investments	687,278	(19,029)	(840,531)	63,876	(1,791,438)	1,514,147	(860,586)	1,058,677
Reinvested capital gains	49,652	678,724	-	853,995	561,239	253,069	258,522	166,359

Net increase (decrease) in contract owners’ equity resulting from operations	3,077,709	(1,241,611)	2,499,896	(356,910)	776,083	1,674,980	1,560,501	67,692

Equity transactions:
Purchase payments received from contract owners (note 4)	22,696	55,442	275	111,714	60,290	42,617	70,232	20,911
Transfers between funds	(234,527)	(4,630,703)	(4,198,912)	1,421,069	(908,621)	(103,712)	(175,501)	(310,450)
Redemptions (notes 2, 3, and 4)	(1,068,235)	(1,478,001)	(409,574)	(564,647)	(751,543)	(510,802)	(868,000)	(649,237)
Adjustments to maintain reserves	20	107	(30)	205	39	97	(39)	170

Net equity transactions	(1,280,046)	(6,053,155)	(4,608,241)	968,341	(1,599,835)	(571,800)	(973,308)	(938,606)

Net change in contract owners’ equity	1,797,663	(7,294,766)	(2,108,345)	611,431	(823,752)	1,103,180	587,193	(870,914)
Contract owners’ equity at beginning of period	10,674,389	17,969,155	9,507,040	8,895,609	7,471,687	6,368,507	5,356,994	6,227,908

Contract owners’ equity at end of period	$12,472,052	10,674,389	7,398,695	9,507,040	6,647,935	7,471,687	5,944,187	5,356,994

CHANGE IN UNITS:
Beginning units	506,122	746,594	207,056	193,021	220,875	241,344	223,468	272,729
Units purchased	322,424	481,659	372,630	630,870	288,188	203,396	314,808	170,282
Units redeemed	(378,902)	(722,131)	(463,029)	(616,835)	(332,776)	(223,865)	(347,416)	(219,543)

Ending units	449,644	506,122	116,657	207,056	176,287	220,875	190,860	223,468

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVMFU		RVSCG		RVSCV		RVSDL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(41,847)	91,955	(91,549)	(73,241)	(68,179)	(32,564)	(5,905)	(3,757)
Realized gain (loss) on investments	35,932	(38,016)	2,346,662	(503,329)	1,632,048	(818,870)	12,738	(72,400)
Change in unrealized gain (loss) on investments	(37,624)	(22,896)	(1,223,974)	967,416	(418,726)	296,854	12,841	(3,876)
Reinvested capital gains	42,557	20,509	26,128	244,236	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(982)	51,552	1,057,267	635,082	1,145,143	(554,580)	19,674	(80,033)

Equity transactions:
Purchase payments received from contract owners (note 4)	39,788	47,988	103,608	37,886	69,927	19,413	16,364	176,113
Transfers between funds	80,092	(629,073)	(1,665,509)	468,633	1,429,326	(771,749)	773,597	(166,847)
Redemptions (notes 2, 3, and 4)	(524,531)	(357,621)	(871,105)	(402,713)	(1,138,038)	(225,257)	(52,431)	(211,307)
Adjustments to maintain reserves	11	68	(43)	105	(15)	89	(59)	46

Net equity transactions	(404,640)	(938,638)	(2,433,049)	103,911	361,200	(977,504)	737,471	(201,995)

Net change in contract owners’ equity	(405,622)	(887,086)	(1,375,782)	738,993	1,506,343	(1,532,084)	757,145	(282,028)
Contract owners’ equity at beginning of period	3,389,861	4,276,947	6,592,627	5,853,634	2,378,952	3,911,036	292,170	574,198

Contract owners’ equity at end of period	$2,984,239	3,389,861	5,216,845	6,592,627	3,885,295	2,378,952	1,049,315	292,170

CHANGE IN UNITS:
Beginning units	509,976	654,175	219,164	223,386	143,376	217,924	47,917	80,558
Units purchased	70,266	87,156	268,506	363,661	586,187	177,873	524,720	597,824
Units redeemed	(131,713)	(231,355)	(340,050)	(367,883)	(565,239)	(252,421)	(418,959)	(630,465)

Ending units	448,529	509,976	147,620	219,164	164,324	143,376	153,678	47,917

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVWDL		HTDEIA		HTMCIA		AVIE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,944)	(4,677)	1,775	-	(87)	-	562	16,067
Realized gain (loss) on investments	(65,176)	13,843	353	-	(61)	-	42,136	18,132
Change in unrealized gain (loss) on investments	(65,257)	58,458	5,736	-	(2,888)	-	(127,699)	125,332
Reinvested capital gains	-	-	14,473	-	4,736	-	145,505	35,935

Net increase (decrease) in contract owners’ equity resulting from operations	(140,377)	67,624	22,337	-	1,700	-	60,504	195,466

Equity transactions:
Purchase payments received from contract owners (note 4)	(6)	208,364	397,377	-	98,620	-	410,843	100,994
Transfers between funds	(643,065)	683,650	(2,851)	-	-	-	66,468	(176,989)
Redemptions (notes 2, 3, and 4)	(21,302)	(238,008)	(1,013)	-	(355)	-	(122,013)	(21,055)
Adjustments to maintain reserves	(32)	30	4	-	(1)	-	(30)	28

Net equity transactions	(664,405)	654,036	393,517	-	98,264	-	355,268	(97,022)

Net change in contract owners’ equity	(804,782)	721,660	415,854	-	99,964	-	415,772	98,444
Contract owners’ equity at beginning of period	972,087	250,427	-	-	-	-	1,762,186	1,663,742

Contract owners’ equity at end of period	$167,305	972,087	415,854	-	99,964	-	2,177,958	1,762,186

CHANGE IN UNITS:
Beginning units	160,794	45,858	-	-	-	-	133,253	141,430
Units purchased	178,558	598,213	48,709	-	8,190	-	63,270	13,713
Units redeemed	(306,349)	(483,277)	(17,170)	-	(30)	-	(38,993)	(21,890)

Ending units	33,003	160,794	31,539	-	8,160	-	157,530	133,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA2		IVEW52		IVEW5I		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$91,137	287,702	(6,761)	28,689	(5)	-	(838)	-
Realized gain (loss) on investments	(24,808)	(228,439)	1,217,756	247,196	46	-	267	-
Change in unrealized gain (loss) on investments	145,665	51,594	3,243,726	1,100,008	1,077	-	(26,675)	-
Reinvested capital gains	171,658	234,781	-	215,683	-	-	56,953	-

Net increase (decrease) in contract owners’ equity resulting from operations	383,652	345,638	4,454,721	1,591,576	1,118	-	29,707	-

Equity transactions:
Purchase payments received from contract owners (note 4)	393,018	163,002	1,905,967	2,073,132	19,800	-	619,014	-
Transfers between funds	282,465	(62,923)	(251,982)	162,776	(1,944)	-	(4,077)	-
Redemptions (notes 2, 3, and 4)	(451,956)	(502,100)	(2,074,183)	(378,061)	-	-	(2,588)	-
Adjustments to maintain reserves	9	93	(123)	83	(1)	-	(3)	-

Net equity transactions	223,536	(401,928)	(420,321)	1,857,930	17,855	-	612,346	-

Net change in contract owners’ equity	607,188	(56,290)	4,034,400	3,449,506	18,973	-	642,053	-
Contract owners’ equity at beginning of period	5,028,836	5,085,126	15,648,532	12,199,026	-	-	-	-

Contract owners’ equity at end of period	$5,636,024	5,028,836	19,682,932	15,648,532	18,973	-	642,053	-

CHANGE IN UNITS:
Beginning units	378,101	415,788	974,546	846,875	-	-	-	-
Units purchased	77,589	188,248	341,082	470,435	2,049	-	67,239	-
Units redeemed	(63,936)	(225,935)	(355,888)	(342,764)	(199)	-	(18,697)	-

Ending units	391,754	378,101	959,740	974,546	1,850	-	48,542	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGSS		OVIG		OVIGS		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(218,154)	(99,756)	(1,857)	-	(53,289)	(18,067)	(89,612)	(44,779)
Realized gain (loss) on investments	446,228	(658,320)	(293)	-	1,075,904	53,408	438,447	(84,353)
Change in unrealized gain (loss) on investments	1,109,936	3,505,083	(112,707)	-	(886,887)	717,955	642,017	1,363,253
Reinvested capital gains	971,655	486,199	119,224	-	515,834	55,411	652,526	90,864

Net increase (decrease) in contract owners’ equity resulting from operations	2,309,665	3,233,206	4,367	-	651,562	808,707	1,643,378	1,324,985

Equity transactions:
Purchase payments received from contract owners (note 4)	1,789,426	2,016,216	1,515,970	-	701,732	753,685	1,958,804	652,078
Transfers between funds	(37,656)	(2,676,784)	(5,656)	-	(5,982,791)	(19,015)	(112,472)	7,550
Redemptions (notes 2, 3, and 4)	(1,281,481)	(732,114)	(4,275)	-	(262,724)	(187,710)	(795,211)	(156,079)
Adjustments to maintain reserves	81	89	(2)	-	17	21	58	37

Net equity transactions	470,370	(1,392,593)	1,506,037	-	(5,543,766)	546,981	1,051,179	503,586

Net change in contract owners’ equity	2,780,035	1,840,613	1,510,404	-	(4,892,204)	1,355,688	2,694,557	1,828,571
Contract owners’ equity at beginning of period	16,204,049	14,363,436	-	-	4,892,204	3,536,516	7,674,821	5,846,250

Contract owners’ equity at end of period	$18,984,084	16,204,049	1,510,404	-	-	4,892,204	10,369,378	7,674,821

CHANGE IN UNITS:
Beginning units	737,957	825,672	-	-	354,738	307,036	501,834	452,111
Units purchased	159,109	274,026	215,266	-	104,433	129,653	250,056	159,563
Units redeemed	(137,800)	(361,741)	(87,655)	-	(459,171)	(81,951)	(191,938)	(109,840)

Ending units	759,266	737,957	127,611	-	-	354,738	559,952	501,834

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		WRENG		JPIGA2		JPIIB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,729	74,151	4,110	10,029	(8,504)	7,620	22,671	22,221
Realized gain (loss) on investments	253,237	(84,360)	(142,093)	(575,479)	28,779	12,314	8,763	8,064
Change in unrealized gain (loss) on investments	(481,847)	1,182,425	622,511	92,645	49,492	175,947	68,095	31,465
Reinvested capital gains	1,316,209	206,149	-	-	104,036	15,395	5,425	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,107,328	1,378,365	484,528	(472,805)	173,803	211,276	104,954	61,750

Equity transactions:
Purchase payments received from contract owners (note 4)	162,720	114,600	3,717	65,795	866,172	69,424	94,069	275,843
Transfers between funds	(261,494)	(893,586)	(327,945)	259,453	(62,873)	(32,986)	474,495	118,594
Redemptions (notes 2, 3, and 4)	(1,361,666)	(1,010,898)	(53,015)	(58,518)	(19,933)	(194,678)	(61,109)	(160,529)
Adjustments to maintain reserves	42	104	(43)	28	3	32	(2)	16

Net equity transactions	(1,460,398)	(1,789,780)	(377,286)	266,758	783,369	(158,208)	507,453	233,924

Net change in contract owners’ equity	(353,070)	(411,415)	107,242	(206,047)	957,172	53,068	612,407	295,674
Contract owners’ equity at beginning of period	13,304,593	13,716,008	1,327,865	1,533,912	1,937,643	1,884,575	1,292,700	997,026

Contract owners’ equity at end of period	$12,951,523	13,304,593	1,435,107	1,327,865	2,894,815	1,937,643	1,905,107	1,292,700

CHANGE IN UNITS:
Beginning units	808,687	937,626	352,248	255,138	139,182	154,466	104,847	84,136
Units purchased	55,449	41,312	63,218	272,399	62,350	8,530	44,381	41,618
Units redeemed	(142,082)	(170,251)	(144,064)	(175,289)	(9,180)	(23,814)	(5,062)	(20,907)

Ending units	722,054	808,687	271,402	352,248	192,352	139,182	144,166	104,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JPSCE1		OGBDP		OGDEP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,023)	-	(16)	-	(4,087)	-	(122)	-
Realized gain (loss) on investments	(447)	-	(12)	-	(2,608)	-	(1)	-
Change in unrealized gain (loss) on investments	94,301	-	2,199	-	(36,978)	-	15,498	-
Reinvested capital gains	1,163	-	-	-	2,517	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,994	-	2,171	-	(41,156)	-	15,375	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,768,571	-	125,227	-	6,023,842	-	787,801	-
Transfers between funds	(21,429)	-	-	-	8,784	-	-	-
Redemptions (notes 2, 3, and 4)	(14,549)	-	(125)	-	(34,243)	-	(27)	-
Adjustments to maintain reserves	4	-	3	-	(6)	-	(7)	-

Net equity transactions	1,732,597	-	125,105	-	5,998,377	-	787,767	-

Net change in contract owners’ equity	1,825,591	-	127,276	-	5,957,221	-	803,142	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,825,591	-	127,276	-	5,957,221	-	803,142	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	197,108	-	23,572	-	844,878	-	121,328	-
Units redeemed	(64,181)	-	(10,524)	-	(245,822)	-	(43,581)	-

Ending units	132,927	-	13,048	-	599,056	-	77,747	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABS		JAFBS		JAGTS		JAMGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(159,200)	92,336	26,945	56,053	(371,245)	(233,533)	(179,128)	(144,748)
Realized gain (loss) on investments	1,146,498	605,436	67,460	138,492	3,207,525	3,357,700	330,830	407,546
Change in unrealized gain (loss) on investments	3,264,964	2,142,953	(332,390)	132,632	(2,295,710)	3,433,783	840,819	1,626,370
Reinvested capital gains	221,634	346,721	127,525	-	4,712,296	1,793,919	1,771,826	929,898

Net increase (decrease) in contract owners’ equity resulting from operations	4,473,896	3,187,446	(110,460)	327,177	5,252,866	8,351,869	2,764,347	2,819,066

Equity transactions:
Purchase payments received from contract owners (note 4)	7,614,876	5,631,325	1,396,498	462,758	7,239,990	5,090,874	2,421,920	3,240,480
Transfers between funds	(2,273,845)	2,267,695	(338,363)	1,054,946	2,295,281	(862,749)	1,157,820	(356,192)
Redemptions (notes 2, 3, and 4)	(1,808,758)	(1,171,821)	(505,917)	(230,729)	(1,855,342)	(633,158)	(1,043,611)	(471,483)
Adjustments to maintain reserves	(25)	36	(53)	49	-	51	(97)	36

Net equity transactions	3,532,248	6,727,235	552,165	1,287,024	7,679,929	3,595,018	2,536,032	2,412,841

Net change in contract owners’ equity	8,006,144	9,914,681	441,705	1,614,201	12,932,795	11,946,887	5,300,379	5,231,907
Contract owners’ equity at beginning of period	27,781,710	17,867,029	4,904,835	3,290,634	27,909,103	15,962,216	17,309,445	12,077,538

Contract owners’ equity at end of period	$35,787,854	27,781,710	5,346,540	4,904,835	40,841,898	27,909,103	22,609,824	17,309,445

CHANGE IN UNITS:
Beginning units	1,734,852	1,259,181	416,144	304,006	809,871	689,984	831,363	682,991
Units purchased	676,345	981,930	333,063	346,051	674,575	933,604	263,955	542,009
Units redeemed	(478,029)	(506,259)	(285,607)	(233,913)	(466,946)	(813,717)	(152,706)	(393,637)

Ending units	1,933,168	1,734,852	463,600	416,144	1,017,500	809,871	942,612	831,363

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZREMI		LZREMS		LPVAI		LPVCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,107	-	93,256	202,207	2,035	-	(47,594)	(17,839)
Realized gain (loss) on investments	(252)	-	569,364	(588,791)	468	-	90,386	10,019
Change in unrealized gain (loss) on investments	(7,258)	-	117,574	(63,805)	11,292	-	(1,183,214)	325,685
Reinvested capital gains	-	-	-	-	13,149	-	1,590,747	432,005

Net increase (decrease) in contract owners’ equity resulting from operations	(5,403)	-	780,194	(450,389)	26,944	-	450,325	749,870

Equity transactions:
Purchase payments received from contract owners (note 4)	260,621	-	355,776	503,376	358,006	-	4,141	167,233
Transfers between funds	445	-	(10,199,234)	(145,464)	57,135	-	199,005	(70,681)
Redemptions (notes 2, 3, and 4)	(1,736)	-	(1,512,182)	(2,107,765)	(1,234)	-	(187,130)	(60,389)
Adjustments to maintain reserves	6	-	18	154	6	-	(24)	23

Net equity transactions	259,336	-	(11,355,622)	(1,749,699)	413,913	-	15,992	36,186

Net change in contract owners’ equity	253,933	-	(10,575,428)	(2,200,088)	440,857	-	466,317	786,056
Contract owners’ equity at beginning of period	-	-	16,230,706	18,430,794	-	-	5,117,776	4,331,720

Contract owners’ equity at end of period	$253,933	-	5,655,278	16,230,706	440,857	-	5,584,093	5,117,776

CHANGE IN UNITS:
Beginning units	-	-	1,612,124	1,785,696	-	-	369,506	364,532
Units purchased	24,154	-	134,967	714,729	46,822	-	62,693	42,771
Units redeemed	(2,847)	-	(1,198,480)	(888,301)	(12,694)	-	(62,507)	(37,797)

Ending units	21,307	-	548,611	1,612,124	34,128	-	369,692	369,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LPVCII		LPVCMI		LPWHY2		SBVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,622	-	(2)	-	146,079	133,952	(4,317)	853
Realized gain (loss) on investments	590	-	-	-	59,633	(86,672)	35,661	94,183
Change in unrealized gain (loss) on investments	(8,631)	-	(519)	-	(214,696)	257,618	182,280	(207,030)
Reinvested capital gains	67,814	-	818	-	-	-	147,227	149,843

Net increase (decrease) in contract owners’ equity resulting from operations	69,395	-	297	-	(8,984)	304,898	360,851	37,849

Equity transactions:
Purchase payments received from contract owners (note 4)	935,181	-	9,372	-	118,870	311,788	-	39,918
Transfers between funds	(8,429)	-	-	-	(502,968)	(183,182)	-	-
Redemptions (notes 2, 3, and 4)	(7,230)	-	-	-	(374,423)	(957,014)	(47,280)	(456,323)
Adjustments to maintain reserves	(11)	-	4	-	(106)	91	27	(11)

Net equity transactions	919,511	-	9,376	-	(758,627)	(828,317)	(47,253)	(416,416)

Net change in contract owners’ equity	988,906	-	9,673	-	(767,611)	(523,419)	313,598	(378,567)
Contract owners’ equity at beginning of period	-	-	-	-	6,058,341	6,581,760	1,499,862	1,878,429

Contract owners’ equity at end of period	$988,906	-	9,673	-	5,290,730	6,058,341	1,813,460	1,499,862

CHANGE IN UNITS:
Beginning units	-	-	-	-	487,489	560,721	73,771	95,974
Units purchased	87,617	-	956	-	100,289	184,356	-	2,155
Units redeemed	(13,240)	-	-	-	(161,377)	(257,588)	(2,170)	(24,358)

Ending units	74,377	-	956	-	426,401	487,489	71,601	73,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVSG2		LOVSDC		LOVTRC		MNCPS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(134,976)	(72,353)	172,023	208,619	70,577	87,244	(43,295)	(60,464)
Realized gain (loss) on investments	698,164	348,342	21,410	(77,306)	32,336	41,048	1,011,822	36,383
Change in unrealized gain (loss) on investments	(1,038,837)	1,648,349	(283,259)	91,062	(264,411)	111,694	(761,565)	1,588,531
Reinvested capital gains	1,597,174	638,168	-	-	55,082	130,607	401,145	86,407

Net increase (decrease) in contract owners’ equity resulting from operations	1,121,525	2,562,506	(89,826)	222,375	(106,416)	370,593	608,107	1,650,857

Equity transactions:
Purchase payments received from contract owners (note 4)	3,140,016	1,235,183	1,558,062	1,596,421	1,132,839	1,299,572	700,414	566,407
Transfers between funds	(165,179)	715,691	2,906,152	13,050	564,681	368,373	(121,040)	240,644
Redemptions (notes 2, 3, and 4)	(501,120)	(263,595)	(2,052,226)	(1,309,080)	(530,329)	(366,065)	(812,981)	(1,027,145)
Adjustments to maintain reserves	(65)	57	(69)	54	27	30	59	77

Net equity transactions	2,473,652	1,687,336	2,411,919	300,445	1,167,218	1,301,910	(233,548)	(220,017)

Net change in contract owners’ equity	3,595,177	4,249,842	2,322,093	522,820	1,060,802	1,672,503	374,559	1,430,840
Contract owners’ equity at beginning of period	9,350,586	5,100,744	12,928,810	12,405,990	7,173,281	5,500,778	7,899,968	6,469,128

Contract owners’ equity at end of period	$12,945,763	9,350,586	15,250,903	12,928,810	8,234,083	7,173,281	8,274,527	7,899,968

CHANGE IN UNITS:
Beginning units	432,311	333,660	1,198,036	1,171,628	616,924	502,629	422,854	463,226
Units purchased	293,202	429,391	783,237	726,278	276,631	407,926	230,334	506,490
Units redeemed	(186,884)	(330,740)	(562,194)	(699,870)	(175,373)	(293,631)	(242,445)	(546,862)

Ending units	538,629	432,311	1,419,079	1,198,036	718,182	616,924	410,743	422,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNHCBI		MNVFRI		M3GRES		MEGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,852	-	6,646	-	815	-	(5)	-
Realized gain (loss) on investments	190	-	(6)	-	109	-	-	-
Change in unrealized gain (loss) on investments	(10,634)	-	(1,146)	-	13,744	-	524	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,408	-	5,494	-	14,668	-	519	-

Equity transactions:
Purchase payments received from contract owners (note 4)	372,154	-	628,292	-	37,726	-	15,738	-
Transfers between funds	955	-	(2,984)	-	180,091	-	-	-
Redemptions (notes 2, 3, and 4)	(1,733)	-	(2,881)	-	(1,156)	-	-	-
Adjustments to maintain reserves	(4)	-	(11)	-	(5)	-	5	-

Net equity transactions	371,372	-	622,416	-	216,656	-	15,743	-

Net change in contract owners’ equity	374,780	-	627,910	-	231,324	-	16,262	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$374,780	-	627,910	-	231,324	-	16,262	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	34,991	-	79,490	-	20,159	-	1,605	-
Units redeemed	(167)	-	(19,748)	-	(229)	-	-	-

Ending units	34,824	-	59,742	-	19,930	-	1,605	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2RIS		MV3MVI		MV3MVS		MVBRES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,551)	(1,004)	570	-	(39,775)	(8,913)	(11,866)	9,786
Realized gain (loss) on investments	78,077	975	144	-	692,875	(108,427)	397,112	20,569
Change in unrealized gain (loss) on investments	(54,135)	60,442	8,961	-	1,714,162	279,639	364,042	262,716
Reinvested capital gains	43,594	171	626	-	73,360	239,879	270,213	186,846

Net increase (decrease) in contract owners’ equity resulting from operations	63,985	60,584	10,301	-	2,440,622	402,178	1,019,501	479,917

Equity transactions:
Purchase payments received from contract owners (note 4)	745,668	528,386	116,978	-	2,707,362	1,318,757	163,985	250,676
Transfers between funds	(314,232)	95,789	(397)	-	(690,883)	70,541	(1,043,585)	(151,316)
Redemptions (notes 2, 3, and 4)	(22,196)	(7,121)	(2,406)	-	(293,302)	(162,403)	(388,589)	(72,809)
Adjustments to maintain reserves	(13)	(23)	(1)	-	(63)	66	(3)	20

Net equity transactions	409,227	617,031	114,174	-	1,723,114	1,226,961	(1,268,192)	26,571

Net change in contract owners’ equity	473,212	677,615	124,475	-	4,163,736	1,629,139	(248,691)	506,488
Contract owners’ equity at beginning of period	677,615	-	-	-	7,352,566	5,723,427	4,023,405	3,516,917

Contract owners’ equity at end of period	$1,150,827	677,615	124,475	-	11,516,302	7,352,566	3,774,714	4,023,405

CHANGE IN UNITS:
Beginning units	50,729	-	-	-	531,599	424,328	250,230	249,039
Units purchased	85,197	91,316	11,314	-	476,899	298,445	21,222	74,725
Units redeemed	(57,429)	(40,587)	(2,463)	-	(364,892)	(191,174)	(87,754)	(73,534)

Ending units	78,497	50,729	8,851	-	643,606	531,599	183,698	250,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVFIC		MVGTAS		MVIGIC		MVIGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,308	-	(6,779)	617	(13)	-	(15,678)	4,675
Realized gain (loss) on investments	71	-	(858)	(9,150)	-	-	5,650	(5,151)
Change in unrealized gain (loss) on investments	68,047	-	(32,897)	(9,433)	1,146	-	63,345	237,760
Reinvested capital gains	25,463	-	54,754	57,778	-	-	105,824	17,337

Net increase (decrease) in contract owners’ equity resulting from operations	106,889	-	14,220	39,812	1,133	-	159,141	254,621

Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,118	-	8,038	5,677	68,747	-	947,416	742,744
Transfers between funds	12,287	-	(36,246)	(123,091)	-	-	328,117	202,432
Redemptions (notes 2, 3, and 4)	(5,084)	-	(121,815)	(292,091)	-	-	(35,945)	(16,313)
Adjustments to maintain reserves	(12)	-	(15)	25	-	-	(74)	8

Net equity transactions	1,619,309	-	(150,038)	(409,480)	68,747	-	1,239,514	928,871

Net change in contract owners’ equity	1,726,198	-	(135,818)	(369,668)	69,880	-	1,398,655	1,183,492
Contract owners’ equity at beginning of period	-	-	1,200,408	1,570,076	-	-	1,609,294	425,802

Contract owners’ equity at end of period	$1,726,198	-	1,064,590	1,200,408	69,880	-	3,007,949	1,609,294

CHANGE IN UNITS:
Beginning units	-	-	88,226	120,930	-	-	129,545	39,159
Units purchased	218,078	-	5,544	7,393	7,017	-	121,491	124,638
Units redeemed	(86,410)	-	(16,402)	(40,097)	-	-	(26,421)	(34,252)

Ending units	131,668	-	77,368	88,226	7,017	-	224,615	129,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVITSI		MVIVSC		MVUSC		MGRFV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$263	-	(313,878)	(60,440)	16,025	35,661	(50,859)	(53,107)
Realized gain (loss) on investments	29	-	885,544	292,098	71,558	67,562	135,045	55,827
Change in unrealized gain (loss) on investments	5,076	-	1,614,051	4,180,062	260,571	(122,293)	(255,413)	248,714
Reinvested capital gains	2,080	-	971,536	554,579	136,019	87,791	182,931	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	7,448	-	3,157,253	4,966,299	484,173	68,721	11,704	262,903

Equity transactions:
Purchase payments received from contract owners (note 4)	91,044	-	4,228,160	2,064,302	585,370	531,392	348,424	291,960
Transfers between funds	(338)	-	(41,154)	(23,294)	480,793	(544,986)	(281,426)	(230,601)
Redemptions (notes 2, 3, and 4)	(431)	-	(1,035,531)	(547,868)	(422,603)	(151,516)	(619,434)	(399,162)
Adjustments to maintain reserves	(6)	-	(51)	52	(41)	33	3	59

Net equity transactions	90,269	-	3,151,424	1,493,192	643,519	(165,077)	(552,433)	(337,744)

Net change in contract owners’ equity	97,717	-	6,308,677	6,459,491	1,127,692	(96,356)	(540,729)	(74,841)
Contract owners’ equity at beginning of period	-	-	31,751,931	25,292,440	3,560,092	3,656,448	4,483,275	4,558,116

Contract owners’ equity at end of period	$97,717	-	38,060,608	31,751,931	4,687,784	3,560,092	3,942,546	4,483,275

CHANGE IN UNITS:
Beginning units	-	-	1,905,018	1,805,437	264,492	283,938	375,188	406,348
Units purchased	7,404	-	492,205	430,793	116,551	136,797	73,415	161,820
Units redeemed	(61)	-	(306,035)	(331,212)	(71,523)	(156,243)	(118,626)	(192,980)

Ending units	7,343	-	2,091,188	1,905,018	309,520	264,492	329,977	375,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEMB		MSGI2		MSVEG2		MSVEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$386,216	352,873	81,249	13,684	(323,566)	(108,230)	(13)	-
Realized gain (loss) on investments	(122,210)	(440,146)	87,059	(105,404)	1,866,309	2,807,388	(1)	-
Change in unrealized gain (loss) on investments	(577,019)	329,270	388,807	(263,229)	(9,558,405)	3,272,465	(279)	-
Reinvested capital gains	-	-	255,174	99,859	7,210,096	1,124,338	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(313,013)	241,997	812,289	(255,090)	(805,566)	7,095,961	(293)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	527,385	174,807	778,320	560,398	10,110,316	6,363,329	34,178	-
Transfers between funds	(47,210)	(896,910)	115,933	(513,133)	3,907,463	4,495,041	-	-
Redemptions (notes 2, 3, and 4)	(919,887)	(1,856,785)	(646,517)	(807,243)	(1,257,319)	(330,939)	(11)	-
Adjustments to maintain reserves	34	89	113	128	(73)	18	4	-

Net equity transactions	(439,678)	(2,578,799)	247,849	(759,850)	12,760,387	10,527,449	34,171	-

Net change in contract owners’ equity	(752,691)	(2,336,802)	1,060,138	(1,014,940)	11,954,821	17,623,410	33,878	-
Contract owners’ equity at beginning of period	10,121,399	12,458,201	5,982,399	6,997,339	19,593,040	1,969,630	-	-

Contract owners’ equity at end of period	$9,368,708	10,121,399	7,042,537	5,982,399	31,547,861	19,593,040	33,878	-

CHANGE IN UNITS:
Beginning units	736,543	949,941	469,914	535,378	860,060	185,261	-	-
Units purchased	150,039	305,005	207,205	193,199	1,366,026	1,553,241	3,460	-
Units redeemed	(184,578)	(518,403)	(186,978)	(258,663)	(823,735)	(878,442)	(1)	-

Ending units	702,004	736,543	490,141	469,914	1,402,351	860,060	3,459	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVGT2		VKVGR2		DTRTFB		EIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,318	(835)	159,112	399,485	28,499	74,979	4,196	31,895
Realized gain (loss) on investments	12,444	3,770	(289,057)	(728,726)	(66,984)	71,166	95,779	(160,577)
Change in unrealized gain (loss) on investments	22,843	7,651	2,925,974	(2,648,150)	(63,959)	(77,778)	1,241,791	159,246
Reinvested capital gains	46,474	93,442	-	264,622	10,404	-	106,048	269,957

Net increase (decrease) in contract owners’ equity resulting from operations	87,079	104,028	2,796,029	(2,712,769)	(92,040)	68,367	1,447,814	300,521

Equity transactions:
Purchase payments received from contract owners (note 4)	75,423	63,657	378,308	285,613	314,647	410,123	1,716,504	848,207
Transfers between funds	(54,841)	(82,905)	(1,038,498)	708,550	(2,071,500)	2,213,936	740,559	364,636
Redemptions (notes 2, 3, and 4)	(73,299)	(183,420)	(1,747,067)	(1,593,450)	(666,685)	(105,629)	(324,144)	(169,943)
Adjustments to maintain reserves	(82)	79	27	87	(42)	27	(64)	48

Net equity transactions	(52,799)	(202,589)	(2,407,230)	(599,200)	(2,423,580)	2,518,457	2,132,855	1,042,948

Net change in contract owners’ equity	34,280	(98,561)	388,799	(3,311,969)	(2,515,620)	2,586,824	3,580,669	1,343,469
Contract owners’ equity at beginning of period	1,341,059	1,439,620	13,408,992	16,720,961	5,823,962	3,237,138	7,170,203	5,826,734

Contract owners’ equity at end of period	$1,375,339	1,341,059	13,797,791	13,408,992	3,308,342	5,823,962	10,750,872	7,170,203

CHANGE IN UNITS:
Beginning units	91,748	107,669	1,154,685	1,213,064	535,042	304,674	492,436	408,775
Units purchased	16,069	17,501	111,732	455,716	260,451	433,323	216,640	213,781
Units redeemed	(19,960)	(33,422)	(299,268)	(514,095)	(488,436)	(202,955)	(87,267)	(130,120)

Ending units	87,857	91,748	967,149	1,154,685	307,057	535,042	621,809	492,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GBF2		GEM		GEM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,201)	(8,492)	42,746	(2,740)	(13,078)	3,460	(14,422)	7,407
Realized gain (loss) on investments	(257,173)	490,780	(266,135)	625,100	194,468	(79,746)	536,681	(404,838)
Change in unrealized gain (loss) on investments	25,661	244	(53,228)	(116,090)	(371,514)	201,629	(1,466,111)	445,415
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(235,713)	482,532	(276,617)	506,270	(190,124)	125,343	(943,852)	47,984

Equity transactions:
Purchase payments received from contract owners (note 4)	3,789	1,506,748	2,720,631	1,748,869	1,954	39,616	811,248	1,033,555
Transfers between funds	(2,540,646)	2,158,800	(116,304)	(6,367,176)	247,138	(652,755)	8,103,119	(1,679,768)
Redemptions (notes 2, 3, and 4)	(803,574)	(1,689,473)	(238,338)	(353,766)	(433,130)	(352,552)	(192,862)	(180,948)
Adjustments to maintain reserves	6	73	(46)	47	(94)	87	29	19

Net equity transactions	(3,340,425)	1,976,148	2,365,943	(4,972,026)	(184,132)	(965,604)	8,721,534	(827,142)

Net change in contract owners’ equity	(3,576,138)	2,458,680	2,089,326	(4,465,756)	(374,256)	(840,261)	7,777,682	(779,158)
Contract owners’ equity at beginning of period	7,394,796	4,936,116	6,069,267	10,535,023	2,368,108	3,208,369	3,349,023	4,128,181

Contract owners’ equity at end of period	$3,818,658	7,394,796	8,158,593	6,069,267	1,993,852	2,368,108	11,126,705	3,349,023

CHANGE IN UNITS:
Beginning units	689,182	479,086	563,355	1,014,657	182,115	275,696	240,532	332,558
Units purchased	482,111	2,419,284	841,321	1,288,355	70,354	122,230	877,230	360,416
Units redeemed	(805,716)	(2,209,188)	(620,418)	(1,739,657)	(84,426)	(215,811)	(245,857)	(452,442)

Ending units	365,577	689,182	784,258	563,355	168,043	182,115	871,905	240,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(127,573)	141,529	139,079	105,592	(424,557)	(116,553)	(22,980)	161,400
Realized gain (loss) on investments	1,537,832	762,368	193,835	248,599	778,453	275,744	200,982	(1,265,079)
Change in unrealized gain (loss) on investments	10,318,371	1,516,942	(637,821)	366,161	3,977,654	5,833,914	7,922,720	1,030,681
Reinvested capital gains	635,232	6,058,125	83,235	6,865	1,080,293	1,982,795	881,356	3,372,759

Net increase (decrease) in contract owners’ equity resulting from operations	12,363,862	8,478,964	(221,672)	727,217	5,411,843	7,975,900	8,982,078	3,299,761

Equity transactions:
Purchase payments received from contract owners (note 4)	14,747,254	8,722,249	5,231,906	1,685,666	2,944,467	3,175,451	9,104,861	8,171,153
Transfers between funds	607,409	(283,755)	285,333	2,866,325	(363,042)	(796,601)	(310,606)	(6,717,924)
Redemptions (notes 2, 3, and 4)	(8,305,898)	(6,637,018)	(632,580)	(557,995)	(2,046,502)	(911,548)	(2,170,787)	(852,342)
Adjustments to maintain reserves	84	206	(63)	38	(25)	59	(104)	89

Net equity transactions	7,048,849	1,801,682	4,884,596	3,994,034	534,898	1,467,361	6,623,364	600,976

Net change in contract owners’ equity	19,412,711	10,280,646	4,662,924	4,721,251	5,946,741	9,443,261	15,605,442	3,900,737
Contract owners’ equity at beginning of period	89,973,135	79,692,489	11,933,357	7,212,106	36,262,322	26,819,061	37,286,219	33,385,482

Contract owners’ equity at end of period	$109,385,846	89,973,135	16,596,281	11,933,357	42,209,063	36,262,322	52,891,661	37,286,219

CHANGE IN UNITS:
Beginning units	4,413,203	4,340,290	1,011,097	659,746	1,892,313	1,800,472	2,169,698	2,172,257
Units purchased	1,208,984	1,099,074	647,323	688,937	308,772	566,328	817,365	1,121,618
Units redeemed	(899,287)	(1,026,161)	(228,311)	(337,586)	(282,931)	(474,487)	(471,102)	(1,124,177)

Ending units	4,722,900	4,413,203	1,430,109	1,011,097	1,918,154	1,892,313	2,515,961	2,169,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGR2		GVDMA		GVDMC		GVEX1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(813,608)	(184,312)	(338,204)	(261,567)	(318,066)	(308,307)	3,628,963	1,961,959
Realized gain (loss) on investments	2,601,486	1,386,988	294,243	(430,674)	68,247	(274,445)	12,480,387	7,277,084
Change in unrealized gain (loss) on investments	9,938,315	14,191,132	3,101,750	1,956,202	1,605,451	2,026,254	62,665,479	25,707,707
Reinvested capital gains	1,232,760	4,111,766	489,688	1,636,222	257,889	842,620	2,525,465	5,141,794

Net increase (decrease) in contract owners’ equity resulting from operations	12,958,953	19,505,574	3,547,477	2,900,183	1,613,521	2,286,122	81,300,294	40,088,544

Equity transactions:
Purchase payments received from contract owners (note 4)	15,598,443	7,042,902	2,640,531	1,555,159	755,311	5,705,947	46,247,916	35,083,110
Transfers between funds	(1,207,212)	(1,305,870)	(2,003,025)	316,670	(37,628)	(90,799)	(8,071,719)	(17,364,115)
Redemptions (notes 2, 3, and 4)	(3,355,833)	(1,490,646)	(2,349,974)	(1,710,429)	(3,088,491)	(1,906,804)	(16,005,487)	(13,126,172)
Adjustments to maintain reserves	(23)	84	(62)	85	765	1,207	(46)	211

Net equity transactions	11,035,375	4,246,470	(1,712,530)	161,485	(2,370,043)	3,709,551	22,170,664	4,593,034

Net change in contract owners’ equity	23,994,328	23,752,044	1,834,947	3,061,668	(756,522)	5,995,673	103,470,958	44,681,578
Contract owners’ equity at beginning of period	61,039,155	37,287,111	29,972,579	26,910,911	31,101,082	25,105,409	293,835,308	249,153,730

Contract owners’ equity at end of period	$85,033,483	61,039,155	31,807,526	29,972,579	30,344,560	31,101,082	397,306,266	293,835,308

CHANGE IN UNITS:
Beginning units	2,390,710	2,187,471	1,969,492	1,961,761	2,372,269	2,052,141	15,376,934	15,244,444
Units purchased	1,186,253	1,400,189	391,742	282,459	124,020	993,190	5,086,359	6,963,294
Units redeemed	(808,446)	(1,196,950)	(501,284)	(274,728)	(302,599)	(673,062)	(4,093,896)	(6,830,804)

Ending units	2,768,517	2,390,710	1,859,950	1,969,492	2,193,690	2,372,269	16,369,397	15,376,934

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDA		GVIDC		GVIDM		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(115,447)	(67,308)	(221,497)	(238,496)	(840,417)	(749,867)	225,292	190,223
Realized gain (loss) on investments	141,941	(21,231)	144,319	(78,089)	(49,222)	(2,540,885)	531,831	56,739
Change in unrealized gain (loss) on investments	944,604	387,623	271,712	1,206,348	6,954,101	5,501,942	(480,286)	409,784
Reinvested capital gains	160,790	349,382	130,690	194,741	924,806	3,784,868	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,131,888	648,466	325,224	1,084,504	6,989,268	5,996,058	276,837	656,746

Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,830	220,387	1,783,895	1,350,907	3,291,394	4,764,076	819,586	692,646
Transfers between funds	(649,063)	161,639	627,331	563,457	(1,772,538)	(2,559,766)	3,383,138	(555,352)
Redemptions (notes 2, 3, and 4)	(346,239)	(292,609)	(1,599,930)	(1,928,806)	(5,418,716)	(3,763,958)	(2,829,687)	(259,916)
Adjustments to maintain reserves	(136)	72	11	111	(16)	353	(115)	47

Net equity transactions	1,201,392	89,489	811,307	(14,331)	(3,899,876)	(1,559,295)	1,372,922	(122,575)

Net change in contract owners’ equity	2,333,280	737,955	1,136,531	1,070,173	3,089,392	4,436,763	1,649,759	534,171
Contract owners’ equity at beginning of period	6,786,724	6,048,769	21,036,530	19,966,357	78,641,214	74,204,451	4,831,401	4,297,230

Contract owners’ equity at end of period	$9,120,004	6,786,724	22,173,061	21,036,530	81,730,606	78,641,214	6,481,160	4,831,401

CHANGE IN UNITS:
Beginning units	436,586	434,608	1,761,427	1,766,874	5,548,509	5,709,062	375,806	350,519
Units purchased	160,093	102,842	285,483	479,706	514,202	1,710,080	551,523	585,269
Units redeemed	(80,562)	(100,864)	(220,976)	(485,153)	(774,512)	(1,870,633)	(442,569)	(559,982)

Ending units	516,117	436,586	1,825,934	1,761,427	5,288,199	5,548,509	484,760	375,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MSBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(34,016)	(30,459)	(34,008)	(34,599)	77,796	40,274	451,766	218,191
Realized gain (loss) on investments	75,599	(27,736)	34,331	17,750	247,459	(2,467,784)	387,972	(54,908)
Change in unrealized gain (loss) on investments	163,156	227,784	132,031	107,030	12,889,826	6,721,451	(443,011)	166,828
Reinvested capital gains	107,055	50,737	84,162	37,273	1,350,459	2,560,807	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	311,794	220,326	216,516	127,454	14,565,540	6,854,748	396,727	330,111

Equity transactions:
Purchase payments received from contract owners (note 4)	105,739	977,893	112,772	218,453	10,921,125	6,904,788	364,783	581,652
Transfers between funds	(16,288)	(84,150)	(50,623)	67,636	1,320,166	(2,378,435)	(482,619)	(256,304)
Redemptions (notes 2, 3, and 4)	(760,110)	(58,596)	(74,674)	(127,514)	(3,088,726)	(2,149,193)	(876,704)	(1,434,676)
Adjustments to maintain reserves	(17)	28	(39)	22	22	153	23	46

Net equity transactions	(670,676)	835,175	(12,564)	158,597	9,152,587	2,377,313	(994,517)	(1,109,282)

Net change in contract owners’ equity	(358,882)	1,055,501	203,952	286,051	23,718,127	9,232,061	(597,790)	(779,171)
Contract owners’ equity at beginning of period	3,279,868	2,224,367	3,548,938	3,262,887	61,140,211	51,908,150	11,168,508	11,947,679

Contract owners’ equity at end of period	$2,920,986	3,279,868	3,752,890	3,548,938	84,858,338	61,140,211	10,570,718	11,168,508

CHANGE IN UNITS:
Beginning units	246,762	176,349	281,636	267,858	3,783,684	3,593,941	992,124	1,088,320
Units purchased	12,666	121,865	21,465	202,469	1,576,026	1,525,924	469,779	901,648
Units redeemed	(60,814)	(51,452)	(23,196)	(188,691)	(1,089,484)	(1,336,181)	(559,303)	(997,844)

Ending units	198,614	246,762	279,905	281,636	4,270,226	3,783,684	902,600	992,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(74,604)	(62)	(48,623)	10,027	(16,982)	(7,485)	(16,952)	(7,642)
Realized gain (loss) on investments	93,498	36,545	134,618	21,905	45,266	3,229	18,200	(1,279)
Change in unrealized gain (loss) on investments	645,460	96,598	982,829	18,975	147,668	78,415	123,225	48,942
Reinvested capital gains	-	195,165	-	269,345	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	664,354	328,246	1,068,824	320,252	175,952	74,159	124,473	40,021

Equity transactions:
Purchase payments received from contract owners (note 4)	1,977,002	259,148	302,996	743,120	1,919	56,914	153,490	124,202
Transfers between funds	(146,257)	486,553	(390,046)	421,256	8,980	867	112,994	(33,128)
Redemptions (notes 2, 3, and 4)	(265,753)	(351,114)	(396,999)	(167,882)	(265,622)	(170,540)	(79,257)	(68,713)
Adjustments to maintain reserves	(54)	55	(40)	67	(87)	73	(31)	15

Net equity transactions	1,564,938	394,642	(484,089)	996,561	(254,810)	(112,686)	187,196	22,376

Net change in contract owners’ equity	2,229,292	722,888	584,735	1,316,813	(78,858)	(38,527)	311,669	62,397
Contract owners’ equity at beginning of period	5,403,576	4,680,688	5,392,728	4,075,915	1,303,958	1,342,485	1,331,120	1,268,723

Contract owners’ equity at end of period	$7,632,868	5,403,576	5,977,463	5,392,728	1,225,100	1,303,958	1,642,789	1,331,120

CHANGE IN UNITS:
Beginning units	385,288	352,573	348,334	278,201	100,459	109,470	107,299	106,114
Units purchased	143,138	94,890	36,676	106,364	3,303	16,009	28,523	63,827
Units redeemed	(40,639)	(62,175)	(66,503)	(36,231)	(20,508)	(25,020)	(14,245)	(62,642)

Ending units	487,787	385,288	318,507	348,334	83,254	100,459	121,577	107,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NJMMA2		NVAMV2		NVAMVZ		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,834	(1,579)	(5,878)	(529)	(19,575)	74,278	445,996	506,621
Realized gain (loss) on investments	(1,131)	(332)	181,260	(234,736)	2,427,844	96,506	563,825	1,057,248
Change in unrealized gain (loss) on investments	4,845	5,926	628,346	78,149	966,456	1,417,586	(2,854,983)	837,476
Reinvested capital gains	22,084	996	-	81,631	-	-	201,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,632	5,011	803,728	(75,485)	3,374,725	1,588,370	(1,643,813)	2,401,345

Equity transactions:
Purchase payments received from contract owners (note 4)	119,367	52,471	60	111,207	1,249,976	161,543	3,423,305	6,485,460
Transfers between funds	41,655	350,747	(660,968)	(863,881)	(188,147)	8,726,536	1,844,159	2,376,346
Redemptions (notes 2, 3, and 4)	(4,257)	(769)	(284,088)	(79,758)	(1,471,816)	(512,069)	(1,771,600)	(3,446,881)
Adjustments to maintain reserves	2	(6)	(81)	11	49	(49)	(3)	95

Net equity transactions	156,767	402,443	(945,077)	(832,421)	(409,938)	8,375,961	3,495,861	5,415,020

Net change in contract owners’ equity	191,399	407,454	(141,349)	(907,906)	2,964,787	9,964,331	1,852,048	7,816,365
Contract owners’ equity at beginning of period	449,945	42,491	2,805,003	3,712,909	9,964,331	-	47,540,573	39,724,208

Contract owners’ equity at end of period	$641,344	449,945	2,663,654	2,805,003	12,929,118	9,964,331	49,392,621	47,540,573

CHANGE IN UNITS:
Beginning units	44,348	4,211	205,241	272,063	844,329	-	4,128,643	3,668,625
Units purchased	26,864	42,439	43,442	52,496	616,317	1,000,697	1,567,995	2,253,304
Units redeemed	(11,570)	(2,302)	(102,053)	(119,318)	(634,284)	(156,368)	(1,266,270)	(1,793,286)

Ending units	59,642	44,348	146,630	205,241	826,362	844,329	4,430,368	4,128,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$55,459	67,205	(169,272)	(72,979)	(230,241)	(199,619)	(101,408)	(19,565)
Realized gain (loss) on investments	(60,512)	205,921	182,292	(894,399)	361,781	(41,886)	163,121	(338,766)
Change in unrealized gain (loss) on investments	(378,068)	(10,714)	1,794,440	1,676,709	277,992	1,120,837	1,240,198	828,877
Reinvested capital gains	212,776	11,673	-	562,299	35,629	36,924	-	156,981

Net increase (decrease) in contract owners’ equity resulting from operations	(170,345)	274,085	1,807,460	1,271,630	445,161	916,256	1,301,911	627,527

Equity transactions:
Purchase payments received from contract owners (note 4)	2,604,034	1,387,575	1,161,603	126,943	579,499	440,268	682,684	451,047
Transfers between funds	24,187	(128,271)	(129,103)	(2,562,201)	(357,880)	2,370,719	(281,192)	(1,090,569)
Redemptions (notes 2, 3, and 4)	(370,593)	(473,964)	(1,565,549)	(2,309,060)	(2,205,416)	(1,364,994)	(941,963)	(624,841)
Adjustments to maintain reserves	(24)	12	447	105	(35)	30	70	(38)

Net equity transactions	2,257,604	785,352	(532,602)	(4,744,213)	(1,983,832)	1,446,023	(540,401)	(1,264,401)

Net change in contract owners’ equity	2,087,259	1,059,437	1,274,858	(3,472,583)	(1,538,671)	2,362,279	761,510	(636,874)
Contract owners’ equity at beginning of period	5,481,774	4,422,337	13,146,875	16,619,458	16,934,679	14,572,400	7,816,558	8,453,432

Contract owners’ equity at end of period	$7,569,033	5,481,774	14,421,733	13,146,875	15,396,008	16,934,679	8,578,068	7,816,558

CHANGE IN UNITS:
Beginning units	467,298	397,890	681,856	955,276	1,268,916	1,161,469	379,172	457,481
Units purchased	505,579	440,367	69,187	129,084	221,558	533,119	41,735	72,269
Units redeemed	(312,819)	(370,959)	(121,107)	(402,504)	(363,869)	(425,672)	(63,573)	(150,578)

Ending units	660,058	467,298	629,936	681,856	1,126,605	1,268,916	357,334	379,172

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(126,318)	(84,604)	(302,747)	(117,214)	(73,261)	(32,172)	(147,959)	(75,951)
Realized gain (loss) on investments	143,690	(92,318)	687,756	(378,935)	311,045	(1,026,780)	103,259	(442,746)
Change in unrealized gain (loss) on investments	637,917	715,187	2,303,503	2,253,223	817,069	1,039,552	1,137,178	1,168,095
Reinvested capital gains	2,224	59,861	-	638,488	-	-	-	160,852

Net increase (decrease) in contract owners’ equity resulting from operations	657,513	598,126	2,688,512	2,395,562	1,054,853	(19,400)	1,092,478	810,250

Equity transactions:
Purchase payments received from contract owners (note 4)	651,183	45,330	(56,101)	1,513,418	1,074,803	102,845	844,739	938,560
Transfers between funds	(339,674)	(331,290)	618,911	3,849,600	(1,047,562)	(3,805,167)	522,362	(739,444)
Redemptions (notes 2, 3, and 4)	(870,912)	(1,211,031)	(5,891,786)	(2,741,239)	(227,603)	(281,863)	(1,023,455)	(1,388,140)
Adjustments to maintain reserves	(6)	27	(13)	63	(40)	86	14	151

Net equity transactions	(559,409)	(1,496,964)	(5,328,989)	2,621,842	(200,402)	(3,984,099)	343,660	(1,188,873)

Net change in contract owners’ equity	98,104	(898,838)	(2,640,477)	5,017,404	854,451	(4,003,499)	1,436,138	(378,623)
Contract owners’ equity at beginning of period	9,068,705	9,967,543	24,004,776	18,987,372	5,894,683	9,898,182	11,811,786	12,190,409

Contract owners’ equity at end of period	$9,166,809	9,068,705	21,364,299	24,004,776	6,749,134	5,894,683	13,247,924	11,811,786

CHANGE IN UNITS:
Beginning units	582,852	690,391	1,334,244	1,152,213	267,596	506,224	704,946	782,961
Units purchased	86,221	48,821	66,191	451,176	86,605	51,143	118,649	167,415
Units redeemed	(120,813)	(156,360)	(338,889)	(269,145)	(96,140)	(289,771)	(105,343)	(245,430)

Ending units	548,260	582,852	1,061,546	1,334,244	258,061	267,596	718,252	704,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(191,937)	(155,733)	(185,900)	(110,177)	(2,511)	18,975	3,240	2,618
Realized gain (loss) on investments	936,109	(68,273)	94,993	(255,853)	25,335	11,169	52,267	10,812
Change in unrealized gain (loss) on investments	193,630	1,018,251	1,599,707	1,229,619	(171,314)	46,435	65,189	67,009
Reinvested capital gains	168,274	357,903	264,377	522,809	1,471	7,290	534	10

Net increase (decrease) in contract owners’ equity resulting from operations	1,106,076	1,152,148	1,773,177	1,386,398	(147,019)	83,869	121,230	80,449

Equity transactions:
Purchase payments received from contract owners (note 4)	2,085,482	982,872	1,693,967	529,390	1,368,628	1,745,972	312,058	118,959
Transfers between funds	(6,261,237)	4,760,629	(649,399)	6,164,811	1,609,256	1,709,665	87,017	99,977
Redemptions (notes 2, 3, and 4)	(2,822,849)	(1,070,965)	(1,658,449)	(778,147)	(169,907)	(49,938)	(9,577)	(6,591)
Adjustments to maintain reserves	24	6	430	45	(38)	(10)	2	(10)

Net equity transactions	(6,998,580)	4,672,542	(613,451)	5,916,099	2,807,939	3,405,689	389,500	212,335

Net change in contract owners’ equity	(5,892,504)	5,824,690	1,159,726	7,302,497	2,660,920	3,489,558	510,730	292,784
Contract owners’ equity at beginning of period	18,531,998	12,707,308	16,638,948	9,336,451	4,154,692	665,134	536,766	243,982

Contract owners’ equity at end of period	$12,639,494	18,531,998	17,798,674	16,638,948	6,815,612	4,154,692	1,047,496	536,766

CHANGE IN UNITS:
Beginning units	1,383,613	1,022,290	1,126,721	696,861	374,528	63,425	43,477	22,599
Units purchased	272,621	520,016	92,909	577,925	372,456	531,209	41,260	27,859
Units redeemed	(775,080)	(158,693)	(160,693)	(148,065)	(112,235)	(220,106)	(14,148)	(6,981)

Ending units	881,154	1,383,613	1,058,937	1,126,721	634,749	374,528	70,589	43,477

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIE6		NVIX		NVLCP2		NVLCPP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,781	(5,263)	1,042,453	595,678	(71,794)	123,418	599,179	-
Realized gain (loss) on investments	15,545	(131,168)	271,975	(246,290)	(60,888)	216,729	(15,348)	-
Change in unrealized gain (loss) on investments	328,540	314,021	3,381,052	1,451,337	(309,432)	323,215	(639,973)	-
Reinvested capital gains	-	-	-	1,236,147	247,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	386,866	177,590	4,695,480	3,036,872	(194,169)	663,362	(56,142)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	112,494	692,868	7,435,393	5,597,254	1,011,141	204,538	203,911	-
Transfers between funds	(409,808)	(345,110)	(915,193)	(1,192,114)	(9,619,814)	1,779,481	37,797,729	-
Redemptions (notes 2, 3, and 4)	(137,287)	(135,214)	(2,465,733)	(1,852,144)	(730,901)	(1,720,134)	(510,544)	-
Adjustments to maintain reserves	(41)	40	(2)	132	(25)	78	(10)	-

Net equity transactions	(434,642)	212,584	4,054,465	2,553,128	(9,339,599)	263,963	37,491,086	-

Net change in contract owners’ equity	(47,776)	390,174	8,749,945	5,590,000	(9,533,768)	927,325	37,434,944	-
Contract owners’ equity at beginning of period	3,633,783	3,243,609	47,877,138	42,287,138	9,533,768	8,606,443	-	-

Contract owners’ equity at end of period	$3,586,007	3,633,783	56,627,083	47,877,138	-	9,533,768	37,434,944	-

CHANGE IN UNITS:
Beginning units	300,908	286,598	3,735,656	3,514,715	763,244	741,230	-	-
Units purchased	27,618	133,822	1,041,039	1,611,037	173,595	658,974	4,049,831	-
Units redeemed	(61,657)	(119,512)	(754,330)	(1,390,096)	(936,839)	(636,960)	(267,695)	-

Ending units	266,869	300,908	4,022,365	3,735,656	-	763,244	3,782,136	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCPY		NVMGA2		NVMIG6		NVMIVZ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,105	-	75,550	39,480	(117,590)	(36,723)	88,677	(9,371)
Realized gain (loss) on investments	-	-	47,299	44,786	435,161	(4,911)	248,430	7,839
Change in unrealized gain (loss) on investments	(1,072)	-	(35,884)	195,474	(1,487,199)	637,275	929	531,063
Reinvested capital gains	-	-	-	-	317,278	1,741,639	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33	-	86,965	279,740	(852,350)	2,337,280	338,036	529,531

Equity transactions:
Purchase payments received from contract owners (note 4)	62,150	-	509,967	566,534	2,216,330	561,996	198,243	981
Transfers between funds	-	-	112,281	(14,354)	7,701,363	(421,363)	982,562	3,368,110
Redemptions (notes 2, 3, and 4)	(13)	-	(300,938)	(215,806)	(795,102)	(337,664)	(370,734)	(100,018)
Adjustments to maintain reserves	4	-	(33)	15	(76)	141	(2)	153

Net equity transactions	62,141	-	321,277	336,389	9,122,515	(196,890)	810,069	3,269,226

Net change in contract owners’ equity	62,174	-	408,242	616,129	8,270,165	2,140,390	1,148,105	3,798,757
Contract owners’ equity at beginning of period	-	-	2,610,912	1,994,783	8,016,192	5,875,802	3,798,757	-

Contract owners’ equity at end of period	$62,174	-	3,019,154	2,610,912	16,286,357	8,016,192	4,946,862	3,798,757

CHANGE IN UNITS:
Beginning units	-	-	202,528	175,216	324,034	355,401	323,306	-
Units purchased	6,210	-	51,803	91,422	552,348	245,405	161,587	337,235
Units redeemed	(1)	-	(27,910)	(64,110)	(207,635)	(276,772)	(98,188)	(13,929)

Ending units	6,209	-	226,421	202,528	668,747	324,034	386,705	323,306

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG2		NVMM2		NVMMG1		NVMMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(130,504)	(107,797)	(1,892,524)	(2,123,632)	(2,201)	(1,800)	(219,310)	(161,246)
Realized gain (loss) on investments	(705,941)	(920,197)	-	-	5,254	(290)	2,501,059	717,352
Change in unrealized gain (loss) on investments	2,286,030	(724,656)	-	-	(51,827)	51,496	(5,300,951)	3,819,736
Reinvested capital gains	1,634,742	3,584,219	-	-	29,502	18,893	2,248,564	1,571,969

Net increase (decrease) in contract owners’ equity resulting from operations	3,084,327	1,831,569	(1,892,524)	(2,123,632)	(19,272)	68,299	(770,638)	5,947,811

Equity transactions:
Purchase payments received from contract owners (note 4)	245,840	386,478	33,930,265	29,708,296	196,375	-	2,766,057	1,177,460
Transfers between funds	474,453	(251,692)	(4,908,510)	54,808,469	1,598	-	492,595	(1,610,130)
Redemptions (notes 2, 3, and 4)	(1,192,791)	(1,272,937)	(48,505,744)	(56,089,069)	(39,158)	(1,046)	(1,787,654)	(1,300,155)
Adjustments to maintain reserves	(160)	207	23	(235)	43	38	61	(84)

Net equity transactions	(472,658)	(1,137,944)	(19,483,966)	28,427,461	158,858	(1,008)	1,471,059	(1,732,909)

Net change in contract owners’ equity	2,611,669	693,625	(21,376,490)	26,303,829	139,586	67,291	700,421	4,214,902
Contract owners’ equity at beginning of period	8,566,887	7,873,262	153,591,219	127,287,390	183,999	116,708	15,790,536	11,575,634

Contract owners’ equity at end of period	$11,178,556	8,566,887	132,214,729	153,591,219	323,585	183,999	16,490,957	15,790,536

CHANGE IN UNITS:
Beginning units	246,971	292,166	17,318,922	14,182,547	3,083	3,105	371,459	434,104
Units purchased	67,634	97,313	47,495,014	84,484,533	17,092	-	449,037	552,700
Units redeemed	(82,804)	(142,508)	(49,772,522)	(81,348,158)	(748)	(22)	(410,979)	(615,345)

Ending units	231,801	246,971	15,041,414	17,318,922	19,427	3,083	409,517	371,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNMO2		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(45,979)	42,094	676	-	(42,971)	(32,088)	(11,234)	(3,675)
Realized gain (loss) on investments	293,305	(1,761,022)	789	-	143,550	(181,700)	38,131	(13,649)
Change in unrealized gain (loss) on investments	1,340,579	1,457,598	24,594	-	793,149	315,898	135,604	73,553
Reinvested capital gains	-	-	6,127	-	89,020	310,175	192,008	76,862

Net increase (decrease) in contract owners’ equity resulting from operations	1,587,905	(261,330)	32,186	-	982,748	412,285	354,509	133,091

Equity transactions:
Purchase payments received from contract owners (note 4)	704,126	285,755	420,230	-	318,850	323,604	172,107	41,223
Transfers between funds	1,107,653	(513,814)	(5,660)	-	11,655	(592,573)	89,702	(142,128)
Redemptions (notes 2, 3, and 4)	(1,318,797)	(854,149)	(3,009)	-	(430,874)	(235,110)	(23,105)	(6,299)
Adjustments to maintain reserves	51	138	2	-	(112)	19	2	23

Net equity transactions	493,033	(1,082,070)	411,563	-	(100,481)	(504,060)	238,706	(107,181)

Net change in contract owners’ equity	2,080,938	(1,343,400)	443,749	-	882,267	(91,775)	593,215	25,910
Contract owners’ equity at beginning of period	6,798,554	8,141,954	-	-	4,018,006	4,109,781	1,334,773	1,308,863

Contract owners’ equity at end of period	$8,879,492	6,798,554	443,749	-	4,900,273	4,018,006	1,927,988	1,334,773

CHANGE IN UNITS:
Beginning units	288,719	338,410	-	-	222,412	254,841	82,702	91,030
Units purchased	187,730	153,581	45,496	-	31,412	92,699	22,242	5,414
Units redeemed	(168,201)	(203,272)	(12,839)	-	(37,265)	(125,128)	(9,727)	(13,742)

Ending units	308,248	288,719	32,657	-	216,559	222,412	95,217	82,702

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG2		NVRE2		NVSIX2		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(139,009)	(11,274)	(12,739)	7,090	(155,046)	(64,411)	(33,713)	62,280
Realized gain (loss) on investments	808,714	(1,009,948)	716,317	141,905	(2,554,989)	(7,495,667)	42,310	193,372
Change in unrealized gain (loss) on investments	3,221,111	1,811,526	2,333,503	(795,629)	7,234,179	12,812,338	(306,333)	51,775
Reinvested capital gains	294,178	1,281,252	-	24,317	925,779	1,525,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,184,994	2,071,556	3,037,081	(622,317)	5,449,923	6,778,126	(297,736)	307,427

Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,574	1,191,716	779,800	722,588	6,793,925	4,225,457	3,382,318	2,960,944
Transfers between funds	(281,856)	264,465	2,514,259	(519,015)	(3,927,840)	(2,204,287)	(2,304,108)	1,195,300
Redemptions (notes 2, 3, and 4)	(1,818,807)	(927,913)	(744,411)	(258,361)	(2,350,168)	(1,258,996)	(2,014,458)	(2,735,281)
Adjustments to maintain reserves	10	79	(90)	98	52	177	4	80

Net equity transactions	95,921	528,347	2,549,558	(54,690)	515,969	762,351	(936,244)	1,421,043

Net change in contract owners’ equity	4,280,915	2,599,903	5,586,639	(677,007)	5,965,892	7,540,477	(1,233,980)	1,728,470
Contract owners’ equity at beginning of period	14,837,614	12,237,711	6,370,922	7,047,929	42,580,886	35,040,409	16,949,397	15,220,927

Contract owners’ equity at end of period	$19,118,529	14,837,614	11,957,561	6,370,922	48,546,778	42,580,886	15,715,417	16,949,397

CHANGE IN UNITS:
Beginning units	761,770	736,194	454,095	472,761	2,572,422	2,499,929	1,641,171	1,501,654
Units purchased	293,370	716,839	434,910	242,270	1,029,259	1,219,686	1,191,022	2,369,142
Units redeemed	(291,901)	(691,263)	(292,644)	(260,936)	(1,008,163)	(1,147,193)	(1,296,999)	(2,229,625)

Ending units	763,239	761,770	596,361	454,095	2,593,518	2,572,422	1,535,194	1,641,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SCF		SCF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,854	4,594	(411)	(339)	(114,152)	(78,330)	(56,203)	(24,541)
Realized gain (loss) on investments	33,622	(146,121)	-	-	1,011,864	(448,519)	799,543	(190,215)
Change in unrealized gain (loss) on investments	51,743	203,616	-	-	1,019,529	1,411,510	199,824	611,847
Reinvested capital gains	-	-	-	-	83,843	245,560	58,039	115,416

Net increase (decrease) in contract owners’ equity resulting from operations	91,219	62,089	(411)	(339)	2,001,084	1,130,221	1,001,203	512,507

Equity transactions:
Purchase payments received from contract owners (note 4)	-	156,960	-	-	43,440	7,627	1,631,381	253,020
Transfers between funds	(394,724)	(449,223)	-	-	64,069	(38,934)	401,946	(110,052)
Redemptions (notes 2, 3, and 4)	(138,032)	(89,034)	(15)	(20)	(1,013,177)	(772,922)	(199,422)	(22,829)
Adjustments to maintain reserves	(28)	53	(5)	1	4	22	(35)	16

Net equity transactions	(532,784)	(381,244)	(20)	(19)	(905,664)	(804,207)	1,833,870	120,155

Net change in contract owners’ equity	(441,565)	(319,155)	(431)	(358)	1,095,420	326,014	2,835,073	632,662
Contract owners’ equity at beginning of period	1,057,621	1,376,776	31,741	32,099	7,042,028	6,716,014	3,280,875	2,648,213

Contract owners’ equity at end of period	$616,056	1,057,621	31,310	31,741	8,137,448	7,042,028	6,115,948	3,280,875

CHANGE IN UNITS:
Beginning units	101,653	137,389	3,513	3,515	398,382	459,283	203,616	198,949
Units purchased	1,404	71,333	-	-	124,050	90,906	282,095	54,650
Units redeemed	(48,828)	(107,069)	(2)	(2)	(165,952)	(151,807)	(190,872)	(49,983)

Ending units	54,229	101,653	3,511	3,513	356,480	398,382	294,839	203,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(94,881)	(81,261)	(75,596)	(42,782)	(54,735)	(32,325)	(46,182)	(29,137)
Realized gain (loss) on investments	906,944	(357,707)	1,098,378	174,259	772,002	(1,534,188)	1,385,756	(1,550,580)
Change in unrealized gain (loss) on investments	(763,171)	1,475,298	(1,015,784)	596,614	88,025	1,555,015	(364,978)	1,676,573
Reinvested capital gains	504,776	630,114	563,307	504,154	-	11,913	-	12,061

Net increase (decrease) in contract owners’ equity resulting from operations	553,668	1,666,444	570,305	1,232,245	805,292	415	974,596	108,917

Equity transactions:
Purchase payments received from contract owners (note 4)	76,757	98,986	1,921,552	986,690	15,191	38,108	620,817	380,946
Transfers between funds	(1,050,728)	(844,601)	(61,362)	(1,415,260)	480,681	(217,872)	(854,072)	171,880
Redemptions (notes 2, 3, and 4)	(624,358)	(759,194)	(251,866)	(251,520)	(518,737)	(306,144)	(361,473)	(197,254)
Adjustments to maintain reserves	3	58	(102)	52	(23)	168	(73)	37

Net equity transactions	(1,598,326)	(1,504,751)	1,608,222	(680,038)	(22,888)	(485,740)	(594,801)	355,609

Net change in contract owners’ equity	(1,044,658)	161,693	2,178,527	552,207	782,404	(485,325)	379,795	464,526
Contract owners’ equity at beginning of period	6,525,872	6,364,179	4,471,474	3,919,267	2,609,376	3,094,701	3,156,011	2,691,485

Contract owners’ equity at end of period	$5,481,214	6,525,872	6,650,001	4,471,474	3,391,780	2,609,376	3,535,806	3,156,011

CHANGE IN UNITS:
Beginning units	269,724	366,612	224,995	274,067	197,758	243,444	258,015	228,530
Units purchased	98,374	349,872	426,794	414,080	149,648	131,635	254,513	261,435
Units redeemed	(160,286)	(446,760)	(344,147)	(463,152)	(150,281)	(177,321)	(290,208)	(231,950)

Ending units	207,812	269,724	307,642	224,995	197,125	197,758	222,320	258,015

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		TRF2		AMSRS		NBARMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,341)	(21,417)	(11,534)	(4,988)	(14)	-	(11,303)	(4,310)
Realized gain (loss) on investments	78,580	(40,618)	17,584	(81,341)	-	-	22,583	(16,491)
Change in unrealized gain (loss) on investments	227,208	(75,030)	261,268	(61,077)	1,071	-	101,391	(18,960)
Reinvested capital gains	100,349	153,392	91,233	87,866	-	-	80,947	72,181

Net increase (decrease) in contract owners’ equity resulting from operations	390,796	16,327	358,551	(59,540)	1,057	-	193,618	32,420

Equity transactions:
Purchase payments received from contract owners (note 4)	69,699	12,478	604,335	360,978	12,500	-	66,097	150
Transfers between funds	(123,644)	(1,073,782)	23,572	(259,649)	20,837	-	444	(189,671)
Redemptions (notes 2, 3, and 4)	(222,331)	(335,884)	(31,426)	(25,218)	(16)	-	(21,472)	(76,511)
Adjustments to maintain reserves	(141)	152	1	6	4	-	(16)	22

Net equity transactions	(276,417)	(1,397,036)	596,482	76,117	33,325	-	45,053	(266,010)

Net change in contract owners’ equity	114,379	(1,380,709)	955,033	16,577	34,382	-	238,671	(233,590)
Contract owners’ equity at beginning of period	2,012,551	3,393,260	1,381,257	1,364,680	-	-	1,106,988	1,340,578

Contract owners’ equity at end of period	$2,126,930	2,012,551	2,336,290	1,381,257	34,382	-	1,345,659	1,106,988

CHANGE IN UNITS:
Beginning units	104,470	192,422	81,166	87,058	-	-	101,023	130,782
Units purchased	23,016	100,566	64,251	84,372	3,312	-	26,600	33,652
Units redeemed	(35,598)	(188,518)	(31,151)	(90,264)	(1)	-	(22,322)	(63,411)

Ending units	91,888	104,470	114,266	81,166	3,311	-	105,301	101,023

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NO7TB		NOTBBA		PMUBA		PMVAAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,581)	2,143	(142,482)	155,212	29,198	48,495	507,609	161,801
Realized gain (loss) on investments	76,952	9,566	(926,784)	(891,804)	(9,505)	(32,033)	60,611	(244,128)
Change in unrealized gain (loss) on investments	24,308	(3,602)	539,113	866,560	(95,752)	98,860	81,398	56,386
Reinvested capital gains	10,752	20,954	-	-	64,693	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,431	29,061	(530,153)	129,968	(11,366)	115,322	649,618	(25,941)

Equity transactions:
Purchase payments received from contract owners (note 4)	647	30,862	48,116	291,798	779,919	348,710	210,115	166,471
Transfers between funds	40,930	32,774	(1,714,211)	3,993,371	1,080,185	(229,198)	1,351,609	(2,004,260)
Redemptions (notes 2, 3, and 4)	(351,766)	(73,702)	(2,668,229)	(2,673,282)	(1,053,827)	(434,023)	(1,082,069)	(651,623)
Adjustments to maintain reserves	(21)	31	(59)	83	(279)	306	32	79

Net equity transactions	(310,210)	(10,035)	(4,334,383)	1,611,970	805,998	(314,205)	479,687	(2,489,333)

Net change in contract owners’ equity	(206,779)	19,026	(4,864,536)	1,741,938	794,632	(198,883)	1,129,305	(2,515,274)
Contract owners’ equity at beginning of period	882,747	863,721	17,971,764	16,229,826	3,728,860	3,927,743	4,326,749	6,842,023

Contract owners’ equity at end of period	$675,968	882,747	13,107,228	17,971,764	4,523,492	3,728,860	5,456,054	4,326,749

CHANGE IN UNITS:
Beginning units	78,364	79,560	1,802,935	1,667,441	336,037	366,629	339,247	569,470
Units purchased	3,812	8,298	724,161	732,507	470,806	96,539	141,722	89,305
Units redeemed	(28,934)	(9,494)	(1,171,579)	(597,013)	(402,318)	(127,131)	(106,571)	(319,528)

Ending units	53,242	78,364	1,355,517	1,802,935	404,525	336,037	374,398	339,247

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBD		PMVFAD		PMVFHI		PMVFHV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$188,021	188,661	133,635	81,216	2,024	-	17,617	170,870
Realized gain (loss) on investments	33,953	(88,747)	18,200	(83,189)	(48)	-	(10,207)	(66,868)
Change in unrealized gain (loss) on investments	(460,874)	113,738	(412,278)	171,746	(8,677)	-	(161,719)	(90,317)
Reinvested capital gains	-	-	4,936	-	589	-	34,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	(238,900)	213,652	(255,507)	169,773	(6,112)	-	(119,996)	13,685

Equity transactions:
Purchase payments received from contract owners (note 4)	444,732	920,265	523,940	455,866	618,175	-	260,403	887,871
Transfers between funds	(113,211)	(647,841)	434,285	(113,119)	3,859	-	513,746	(1,555,887)
Redemptions (notes 2, 3, and 4)	(583,528)	(327,654)	(192,073)	(262,090)	(2,895)	-	(59,796)	(94,091)
Adjustments to maintain reserves	(661)	817	(94)	202	(10)	-	(75)	242

Net equity transactions	(252,668)	(54,413)	766,058	80,859	619,129	-	714,278	(761,865)

Net change in contract owners’ equity	(491,568)	159,239	510,551	250,632	613,017	-	594,282	(748,180)
Contract owners’ equity at beginning of period	6,195,225	6,035,986	2,367,755	2,117,123	-	-	3,630,741	4,378,921

Contract owners’ equity at end of period	$5,703,657	6,195,225	2,878,306	2,367,755	613,017	-	4,225,023	3,630,741

CHANGE IN UNITS:
Beginning units	396,220	407,891	191,575	187,718	-	-	322,091	406,910
Units purchased	93,429	185,814	157,911	222,715	65,720	-	114,077	318,519
Units redeemed	(112,050)	(197,485)	(96,709)	(218,858)	(3,803)	-	(49,500)	(403,338)

Ending units	377,599	396,220	252,777	191,575	61,917	-	386,668	322,091

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVGBD		PMVHYD		PMVHYI		PMVII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$92,959	25,142	284,270	360,340	16,333	-	18,786	-
Realized gain (loss) on investments	(18,621)	(121,594)	119,646	165,973	(24)	-	(47)	-
Change in unrealized gain (loss) on investments	(284,211)	359,244	(267,457)	5,807	(5,991)	-	(13,223)	-
Reinvested capital gains	42,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(167,626)	262,792	136,459	532,120	10,318	-	5,516	-

Equity transactions:
Purchase payments received from contract owners (note 4)	8,345	13,403	15,957	124,838	1,003,800	-	1,936,826	-
Transfers between funds	(869,671)	621,214	(2,707,640)	(5,630,810)	26,314	-	6,601	-
Redemptions (notes 2, 3, and 4)	(508,407)	(524,940)	(3,037,589)	(6,056,627)	(5,071)	-	(10,419)	-
Adjustments to maintain reserves	(165)	274	(333)	2,351	(4)	-	(6)	-

Net equity transactions	(1,369,898)	109,951	(5,729,605)	(11,560,248)	1,025,039	-	1,933,002	-

Net change in contract owners’ equity	(1,537,524)	372,743	(5,593,146)	(11,028,128)	1,035,357	-	1,938,518	-
Contract owners’ equity at beginning of period	3,754,278	3,381,535	10,869,016	21,897,144	-	-	-	-

Contract owners’ equity at end of period	$2,216,754	3,754,278	5,275,870	10,869,016	1,035,357	-	1,938,518	-

CHANGE IN UNITS:
Beginning units	311,056	302,972	661,036	1,391,901	-	-	-	-
Units purchased	61,029	141,764	570,161	2,968,486	125,383	-	204,066	-
Units redeemed	(178,515)	(133,680)	(913,905)	(3,699,351)	(27,272)	-	(18,107)	-

Ending units	193,570	311,056	317,292	661,036	98,111	-	185,959	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVIV		PMVLAD		PMVLDI		PMVRI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$304,833	551,681	(159,359)	(71,449)	1,025	-	11,992	-
Realized gain (loss) on investments	139,183	(97,074)	78,820	181,874	(36)	-	40	-
Change in unrealized gain (loss) on investments	(315,224)	154,179	(289,335)	59,804	(6,486)	-	244	-
Reinvested capital gains	-	49,380	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,792	658,166	(369,874)	170,229	(5,497)	-	12,276	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,155,292	1,165,888	83,271	53,783	680,468	-	814,680	-
Transfers between funds	(181,268)	(1,322,660)	(203,272)	3,195,156	6,375	-	(2,521)	-
Redemptions (notes 2, 3, and 4)	(1,005,910)	(857,900)	(2,538,964)	(2,237,916)	(4,449)	-	(6,562)	-
Adjustments to maintain reserves	(841)	1,509	(217)	590	-	-	(2)	-

Net equity transactions	967,273	(1,013,163)	(2,659,182)	1,011,613	682,394	-	805,595	-

Net change in contract owners’ equity	1,096,065	(354,997)	(3,029,056)	1,181,842	676,897	-	817,871	-
Contract owners’ equity at beginning of period	17,592,818	17,947,815	17,170,918	15,989,076	-	-	-	-

Contract owners’ equity at end of period	$18,688,883	17,592,818	14,141,862	17,170,918	676,897	-	817,871	-

CHANGE IN UNITS:
Beginning units	1,515,055	1,627,886	1,710,033	1,618,232	-	-	-	-
Units purchased	512,780	676,293	625,028	2,212,245	82,741	-	91,315	-
Units redeemed	(433,281)	(789,124)	(896,356)	(2,120,444)	(14,452)	-	(15,806)	-

Ending units	1,594,554	1,515,055	1,438,705	1,710,033	68,289	-	75,509	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRSD		PMVRSI		PMVSTA		PMVSTI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128,160	88,725	7,527	-	(14,368)	(496)	1,924	-
Realized gain (loss) on investments	78,064	(121,389)	285	-	91,054	(40,562)	(57)	-
Change in unrealized gain (loss) on investments	742,472	50,484	1,332	-	(231,679)	125,915	(4,556)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	948,696	17,820	9,144	-	(154,993)	84,857	(2,689)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	215,707	146,822	439,128	-	6,565,269	5,219,707	791,989	-
Transfers between funds	1,643,896	(32,629)	(2,302)	-	(2,927,313)	(1,338,964)	5,269	-
Redemptions (notes 2, 3, and 4)	(218,934)	(83,439)	(3,739)	-	(452,632)	(363,054)	(5,477)	-
Adjustments to maintain reserves	16	65	(3)	-	(56)	348	-	-

Net equity transactions	1,640,685	30,819	433,084	-	3,185,268	3,518,037	791,781	-

Net change in contract owners’ equity	2,589,381	48,639	442,228	-	3,030,275	3,602,894	789,092	-
Contract owners’ equity at beginning of period	2,356,070	2,307,431	-	-	9,966,860	6,363,966	-	-

Contract owners’ equity at end of period	$4,945,451	2,356,070	442,228	-	12,997,135	9,966,860	789,092	-

CHANGE IN UNITS:
Beginning units	392,016	383,884	-	-	954,440	614,789	-	-
Units purchased	397,978	88,219	37,654	-	1,048,435	1,600,654	98,300	-
Units redeemed	(167,965)	(80,087)	(7,324)	-	(745,506)	(1,261,003)	(19,314)	-

Ending units	622,029	392,016	30,330	-	1,257,369	954,440	78,986	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRD		PMVTRI		PNVMC1		PROA30
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129,062	218,184	7,740	-	(78)	-	(24,262)	(5,471)
Realized gain (loss) on investments	(1,443,669)	988,688	(642)	-	106	-	(448,709)	175,715
Change in unrealized gain (loss) on investments	(850,816)	340,230	(16,183)	-	5,026	-	(139,032)	81,608
Reinvested capital gains	1,327,788	324,768	3,391	-	2,374	-	242,116	103,936

Net increase (decrease) in contract owners’ equity resulting from operations	(837,635)	1,871,870	(5,694)	-	7,428	-	(369,887)	355,788

Equity transactions:
Purchase payments received from contract owners (note 4)	2,476,975	3,311,658	1,385,657	-	141,871	-	7,731	6,194
Transfers between funds	(31,746,977)	3,173,775	15,772	-	(907)	-	324,832	38,862
Redemptions (notes 2, 3, and 4)	(2,178,103)	(2,705,196)	(21,882)	-	(298)	-	(87,167)	(93,411)
Adjustments to maintain reserves	(1,031)	2,319	(6)	-	(2)	-	(57)	70

Net equity transactions	(31,449,136)	3,782,556	1,379,541	-	140,664	-	245,339	(48,285)

Net change in contract owners’ equity	(32,286,771)	5,654,426	1,373,847	-	148,092	-	(124,548)	307,503
Contract owners’ equity at beginning of period	32,286,771	26,632,345	-	-	-	-	1,339,522	1,032,019

Contract owners’ equity at end of period	$-	32,286,771	1,373,847	-	148,092	-	1,214,974	1,339,522

CHANGE IN UNITS:
Beginning units	2,566,206	2,273,091	-	-	-	-	86,278	88,772
Units purchased	891,200	2,494,984	173,879	-	11,623	-	1,644,327	1,211,655
Units redeemed	(3,457,406)	(2,201,869)	(35,994)	-	(96)	-	(1,632,923)	(1,214,149)

Ending units	-	2,566,206	137,885	-	11,527	-	97,682	86,278

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROAHY		PROBIO		PROBL		PROBM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$140,812	81,635	(76,268)	(78,432)	(77,347)	(52,925)	(19,383)	(9,594)
Realized gain (loss) on investments	2,624	(683,241)	764,568	686,266	848,627	360,447	350,969	(81,930)
Change in unrealized gain (loss) on investments	(269,809)	154,365	(52,127)	(319,300)	(81,516)	(30,557)	(72,870)	77,201
Reinvested capital gains	-	-	31,120	365,236	253,708	246,762	55,167	73,266

Net increase (decrease) in contract owners’ equity resulting from operations	(126,373)	(447,241)	667,293	653,770	943,472	523,727	313,883	58,943

Equity transactions:
Purchase payments received from contract owners (note 4)	28,993	102,360	65,324	29,895	79,129	13,367	35,523	3,844
Transfers between funds	(902,490)	(5,809,123)	(209,147)	208,064	(1,439,232)	(2,129,448)	302,689	62,975
Redemptions (notes 2, 3, and 4)	(1,247,401)	(1,578,116)	(705,233)	(600,920)	(533,656)	(536,011)	(477,462)	(115,988)
Adjustments to maintain reserves	(62)	88	27	41	(135)	123	(46)	70

Net equity transactions	(2,120,960)	(7,284,791)	(849,029)	(362,920)	(1,893,894)	(2,651,969)	(139,296)	(49,099)

Net change in contract owners’ equity	(2,247,333)	(7,732,032)	(181,736)	290,850	(950,422)	(2,128,242)	174,587	9,844
Contract owners’ equity at beginning of period	7,679,550	15,411,582	5,324,274	5,033,424	4,868,945	6,997,187	1,341,922	1,332,078

Contract owners’ equity at end of period	$5,432,217	7,679,550	5,142,538	5,324,274	3,918,523	4,868,945	1,516,509	1,341,922

CHANGE IN UNITS:
Beginning units	479,034	935,570	158,339	170,578	180,015	295,157	108,885	123,747
Units purchased	1,261,548	3,011,634	135,574	225,342	700,944	1,247,765	468,507	406,863
Units redeemed	(1,398,844)	(3,468,170)	(160,300)	(237,581)	(764,786)	(1,362,907)	(479,217)	(421,725)

Ending units	341,738	479,034	133,613	158,339	116,173	180,015	98,175	108,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROBNK		PROBR		PROCG		PROCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,517)	3,037	(20,092)	(6,932)	(36,468)	(16,372)	(51,578)	(52,811)
Realized gain (loss) on investments	479,971	(344,367)	(220,712)	12,299	656,381	329,510	(130,278)	(208,570)
Change in unrealized gain (loss) on investments	(165,627)	11,415	2,232	1,671	(227,568)	406,902	205,038	(243,669)
Reinvested capital gains	-	-	2,645	-	169,153	30,047	304,968	1,264,661

Net increase (decrease) in contract owners’ equity resulting from operations	302,827	(329,915)	(235,927)	7,038	561,498	750,087	328,150	759,611

Equity transactions:
Purchase payments received from contract owners (note 4)	69,424	10,902	24,157	6,681	53,826	19,160	14,002	20,472
Transfers between funds	881,843	(542,771)	199,482	42,836	1,087,569	915,316	(246,458)	(783,916)
Redemptions (notes 2, 3, and 4)	(271,926)	(87,817)	(42,541)	(114,620)	(810,806)	(298,320)	(432,535)	(163,688)
Adjustments to maintain reserves	(64)	88	(12)	25	(127)	77	(139)	154

Net equity transactions	679,277	(619,598)	181,086	(65,078)	330,462	636,233	(665,130)	(926,978)

Net change in contract owners’ equity	982,104	(949,513)	(54,841)	(58,040)	891,960	1,386,320	(336,980)	(167,367)
Contract owners’ equity at beginning of period	806,241	1,755,754	161,552	219,592	3,644,806	2,258,486	3,839,652	4,007,019

Contract owners’ equity at end of period	$1,788,345	806,241	106,711	161,552	4,536,766	3,644,806	3,502,672	3,839,652

CHANGE IN UNITS:
Beginning units	46,220	84,306	104,573	105,765	152,990	122,558	114,259	151,101
Units purchased	468,487	419,752	5,030,178	9,117,189	183,960	378,336	76,103	207,952
Units redeemed	(437,868)	(457,838)	(5,044,274)	(9,118,381)	(176,173)	(347,904)	(94,655)	(244,794)

Ending units	76,839	46,220	90,477	104,573	160,777	152,990	95,707	114,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROE30		PROEM		PROFIN		PROGVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,313)	12,397	(28,394)	(19,607)	(42,067)	(25,864)	(9,641)	(18,200)
Realized gain (loss) on investments	449,397	(276,027)	(70,761)	342,529	451,968	(310,988)	(184,538)	98,987
Change in unrealized gain (loss) on investments	(117,181)	17,979	(257,312)	83,280	158,434	(274,996)	30,016	(19,640)
Reinvested capital gains	-	-	-	-	265,712	154,725	92,249	85,338

Net increase (decrease) in contract owners’ equity resulting from operations	322,903	(245,651)	(356,467)	406,202	834,047	(457,123)	(71,914)	146,485

Equity transactions:
Purchase payments received from contract owners (note 4)	56,580	6,744	1,341	48,177	85,751	12,915	2,107	3,492
Transfers between funds	265,569	(143,373)	(458,823)	(549,896)	1,594,018	(1,090,975)	(607,003)	487,651
Redemptions (notes 2, 3, and 4)	(260,140)	(450,119)	(138,605)	(299,206)	(679,826)	(760,286)	(124,894)	(320,850)
Adjustments to maintain reserves	(77)	54	(74)	64	4	68	(68)	(497)

Net equity transactions	61,932	(586,694)	(596,161)	(800,861)	999,947	(1,838,278)	(729,858)	169,796

Net change in contract owners’ equity	384,835	(832,345)	(952,628)	(394,659)	1,833,994	(2,295,401)	(801,772)	316,281
Contract owners’ equity at beginning of period	1,330,025	2,162,370	2,439,966	2,834,625	2,212,031	4,507,432	1,307,753	991,472

Contract owners’ equity at end of period	$1,714,860	1,330,025	1,487,338	2,439,966	4,046,025	2,212,031	505,981	1,307,753

CHANGE IN UNITS:
Beginning units	117,813	171,311	204,674	293,464	107,645	211,903	64,348	59,207
Units purchased	260,732	184,117	972,290	1,071,259	332,722	115,635	283,487	460,419
Units redeemed	(255,214)	(237,615)	(1,023,375)	(1,160,049)	(287,439)	(219,893)	(320,589)	(455,278)

Ending units	123,331	117,813	153,589	204,674	152,928	107,645	27,246	64,348

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROHC		PROIND		PROINT		PROJP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(116,031)	(127,752)	(62,591)	(37,476)	(9,818)	(8,282)	(15,510)	(10,314)
Realized gain (loss) on investments	364,137	(27,752)	648,818	(34,132)	123,851	(65,133)	22,598	31,515
Change in unrealized gain (loss) on investments	525,192	73,579	(274,621)	170,096	(69,129)	52,280	(139,686)	120,329
Reinvested capital gains	631,615	1,060,847	253,135	45,477	-	-	145,669	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,404,913	978,922	564,741	143,965	44,904	(21,135)	13,071	141,530

Equity transactions:
Purchase payments received from contract owners (note 4)	85,338	33,160	44,309	4,564	9,167	11,351	41,551	3,019
Transfers between funds	(220,584)	305,287	659,281	(826,689)	(157,479)	(239,814)	20,645	99,208
Redemptions (notes 2, 3, and 4)	(1,045,829)	(784,558)	(694,845)	(500,391)	(88,203)	(46,713)	(159,088)	(74,382)
Adjustments to maintain reserves	(73)	145	(11)	12	(53)	45	(25)	46

Net equity transactions	(1,181,148)	(445,966)	8,734	(1,322,504)	(236,568)	(275,131)	(96,917)	27,891

Net change in contract owners’ equity	223,765	532,956	573,475	(1,178,539)	(191,664)	(296,266)	(83,846)	169,421
Contract owners’ equity at beginning of period	8,342,290	7,809,334	3,275,335	4,453,874	747,861	1,044,127	1,097,012	927,591

Contract owners’ equity at end of period	$8,566,055	8,342,290	3,848,810	3,275,335	556,197	747,861	1,013,166	1,097,012

CHANGE IN UNITS:
Beginning units	283,042	299,438	137,088	215,109	59,105	85,671	60,367	58,131
Units purchased	145,498	356,164	289,558	271,241	152,445	200,720	301,672	204,755
Units redeemed	(186,429)	(372,560)	(285,594)	(349,262)	(170,621)	(227,286)	(307,897)	(202,519)

Ending units	242,111	283,042	141,052	137,088	40,929	59,105	54,142	60,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PRON		PRONET		PROOG		PROPHR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(189,592)	(194,628)	(112,387)	(101,551)	18,404	25,208	(17,390)	(21,342)
Realized gain (loss) on investments	1,860,879	3,076,476	898,552	689,411	1,321,737	(1,593,702)	196,151	104,403
Change in unrealized gain (loss) on investments	(1,244,505)	1,178,272	(1,698,697)	1,257,716	38,773	620,313	(75,869)	89,673
Reinvested capital gains	2,154,002	987,099	1,276,738	911,325	-	34,018	20,783	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,580,784	5,047,219	364,206	2,756,901	1,378,914	(914,163)	123,675	172,734

Equity transactions:
Purchase payments received from contract owners (note 4)	27,327	76,745	33,633	33,206	7,358	33,367	39,679	(52)
Transfers between funds	(4,771,194)	2,153,252	(1,155,116)	273,889	179,764	(343,667)	87,257	348,884
Redemptions (notes 2, 3, and 4)	(1,352,868)	(2,147,288)	(763,111)	(824,367)	(244,515)	(243,900)	(149,497)	(374,497)
Adjustments to maintain reserves	42	130	(68)	66	20	70	(79)	63

Net equity transactions	(6,096,693)	82,839	(1,884,662)	(517,206)	(57,373)	(554,130)	(22,640)	(25,602)

Net change in contract owners’ equity	(3,515,909)	5,130,058	(1,520,456)	2,239,695	1,321,541	(1,468,293)	101,035	147,132
Contract owners’ equity at beginning of period	15,478,251	10,348,193	7,950,385	5,710,690	2,715,035	4,183,328	1,515,965	1,368,833

Contract owners’ equity at end of period	$11,962,342	15,478,251	6,429,929	7,950,385	4,036,576	2,715,035	1,617,000	1,515,965

CHANGE IN UNITS:
Beginning units	311,445	297,895	180,824	193,641	473,384	471,307	71,865	72,161
Units purchased	216,480	652,952	104,957	266,273	1,575,103	2,018,329	97,165	188,809
Units redeemed	(330,894)	(639,402)	(144,367)	(279,090)	(1,582,392)	(2,016,252)	(99,240)	(189,105)

Ending units	197,031	311,445	141,414	180,824	466,095	473,384	69,790	71,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROPM		PRORE		PRORRO		PROSCN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(47,478)	(59,248)	(33,074)	555	(3,307)	(1,510)	(86,954)	(35,733)
Realized gain (loss) on investments	(676,016)	(4,252,686)	611,042	(523,836)	22,114	(68,069)	1,317,311	307,157
Change in unrealized gain (loss) on investments	352,820	(531,778)	(28,837)	(11,007)	(7,969)	(9,676)	680,406	457,238
Reinvested capital gains	-	-	-	57,714	-	-	421,043	192,888

Net increase (decrease) in contract owners’ equity resulting from operations	(370,674)	(4,843,712)	549,131	(476,574)	10,838	(79,255)	2,331,806	921,550

Equity transactions:
Purchase payments received from contract owners (note 4)	2,126	86,864	20,613	15,618	38	793	4,282	5,176
Transfers between funds	(619,762)	6,012,277	(2,275,235)	(424,993)	(114,103)	138,596	1,509,521	(482,398)
Redemptions (notes 2, 3, and 4)	(309,304)	(431,251)	(293,533)	(188,402)	(31,081)	(36,274)	(499,164)	(202,242)
Adjustments to maintain reserves	(87)	99	4	115	(20)	25	(61)	98

Net equity transactions	(927,027)	5,667,989	(2,548,151)	(597,662)	(145,166)	103,140	1,014,578	(679,366)

Net change in contract owners’ equity	(1,297,701)	824,277	(1,999,020)	(1,074,236)	(134,328)	23,885	3,346,384	242,184
Contract owners’ equity at beginning of period	3,919,450	3,095,173	1,999,020	3,073,256	266,692	242,807	3,958,496	3,716,312

Contract owners’ equity at end of period	$2,621,749	3,919,450	-	1,999,020	132,364	266,692	7,304,880	3,958,496

CHANGE IN UNITS:
Beginning units	780,670	756,943	132,130	186,330	144,436	93,206	91,570	122,877
Units purchased	1,989,416	9,386,285	367,390	242,469	677,949	185,252	193,180	482,727
Units redeemed	(2,188,332)	(9,362,558)	(499,520)	(296,669)	(751,265)	(134,022)	(169,532)	(514,034)

Ending units	581,754	780,670	-	132,130	71,120	144,436	115,218	91,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROSEM		PROSIN		PROSN		PROTEC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(305)	(1,278)	(864)	(1,633)	(526)	(699)	(181,439)	(165,624)
Realized gain (loss) on investments	(14,019)	(55,999)	(7,297)	(78,111)	(2,806)	(34,388)	2,267,995	1,750,843
Change in unrealized gain (loss) on investments	(47)	(821)	(1,578)	7,492	293	808	137,329	897,994
Reinvested capital gains	-	-	-	-	463	-	1,006,138	1,193,693

Net increase (decrease) in contract owners’ equity resulting from operations	(14,371)	(58,098)	(9,739)	(72,252)	(2,576)	(34,279)	3,230,023	3,676,906

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,376	16	3,098	(129)	2,091	100,371	45,621
Transfers between funds	6,232	37,917	(20,622)	77,593	37,026	37,924	(1,587,622)	1,119,924
Redemptions (notes 2, 3, and 4)	(11,590)	(59,649)	(10,741)	(34,979)	(9,048)	(47,981)	(1,733,068)	(1,719,996)
Adjustments to maintain reserves	(16)	11	(9)	29	(7)	13	4	252

Net equity transactions	(5,374)	(20,345)	(31,356)	45,741	27,842	(7,953)	(3,220,315)	(554,199)

Net change in contract owners’ equity	(19,745)	(78,443)	(41,095)	(26,511)	25,266	(42,232)	9,708	3,122,707
Contract owners’ equity at beginning of period	28,810	107,253	91,768	118,279	5,396	47,628	12,745,984	9,623,277

Contract owners’ equity at end of period	$9,065	28,810	50,673	91,768	30,662	5,396	12,755,692	12,745,984

CHANGE IN UNITS:
Beginning units	10,455	26,545	32,696	34,625	7,470	35,106	302,431	328,072
Units purchased	831,871	1,009,513	283,437	789,269	3,077,097	3,169,588	170,477	485,289
Units redeemed	(839,278)	(1,025,603)	(295,089)	(791,198)	(3,026,275)	(3,197,224)	(244,593)	(510,930)

Ending units	3,048	10,455	21,044	32,696	58,292	7,470	228,315	302,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROTEL		PROUN		PROUSN		PROUTL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,723)	(3,602)	(553,309)	(280,154)	(1,464)	(2,738)	2,154	(3,952)
Realized gain (loss) on investments	102,984	11,447	5,087,601	2,859,171	(74,637)	(557,892)	7,181	(1,030,642)
Change in unrealized gain (loss) on investments	(26,507)	33,798	2,028,704	7,449,084	(1,383)	4,218	476,907	(297,283)
Reinvested capital gains	-	-	10,844,891	7,060,873	7,047	-	-	881,663

Net increase (decrease) in contract owners’ equity resulting from operations	74,754	41,643	17,407,887	17,088,974	(70,437)	(556,412)	486,242	(450,214)

Equity transactions:
Purchase payments received from contract owners (note 4)	226	781	1,406	19,766	263	6,698	19,860	73,780
Transfers between funds	219,393	44,356	(2,658,858)	19,218,617	45,899	539,563	593,736	(2,113,664)
Redemptions (notes 2, 3, and 4)	(326,216)	(21,373)	(6,890,678)	(1,897,681)	(3,111)	(4,129)	(299,445)	(476,400)
Adjustments to maintain reserves	(42)	23	4,518	(4,267)	(5)	(55)	(161)	86

Net equity transactions	(106,639)	23,787	(9,543,612)	17,336,435	43,046	542,077	313,990	(2,516,198)

Net change in contract owners’ equity	(31,885)	65,430	7,864,275	34,425,409	(27,391)	(14,335)	800,232	(2,966,412)
Contract owners’ equity at beginning of period	524,030	458,600	40,412,495	5,987,086	128,815	143,150	3,634,233	6,600,645

Contract owners’ equity at end of period	$492,145	524,030	48,276,770	40,412,495	101,424	128,815	4,434,465	3,634,233

CHANGE IN UNITS:
Beginning units	39,573	35,330	200,292	55,271	3,064,367	938,948	183,766	320,351
Units purchased	120,747	214,701	44,214	267,714	127,564,598	82,154,528	217,267	363,264
Units redeemed	(128,470)	(210,458)	(85,441)	(122,693)	(126,312,086)	(80,029,109)	(204,080)	(499,849)

Ending units	31,850	39,573	159,065	200,292	4,316,879	3,064,367	196,953	183,766

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVEIB		PVEIIA		PVIGIB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,605)	30,203	-	-	965	(23)	(1,346)	-
Realized gain (loss) on investments	196,092	29,326	-	-	(3,022)	1,793	(1,740)	-
Change in unrealized gain (loss) on investments	2,356,339	234,253	2	-	10,340	3	(1,006)	-
Reinvested capital gains	485,777	502,890	-	-	4,615	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,030,603	796,672	2	-	12,898	1,773	(4,092)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,099,543	2,650,072	7,571	-	669,625	48	179,971	-
Transfers between funds	685,268	488,707	-	-	155,367	(1,768)	34,287	-
Redemptions (notes 2, 3, and 4)	(640,977)	(235,759)	-	-	(9,405)	-	(1,887)	-
Adjustments to maintain reserves	(140)	45	6	-	(23)	1	7	-

Net equity transactions	3,143,694	2,903,065	7,577	-	815,564	(1,719)	212,378	-

Net change in contract owners’ equity	6,174,297	3,699,737	7,579	-	828,462	54	208,286	-
Contract owners’ equity at beginning of period	10,845,002	7,145,265	-	-	54	-	-	-

Contract owners’ equity at end of period	$17,019,299	10,845,002	7,579	-	828,516	54	208,286	-

CHANGE IN UNITS:
Beginning units	718,106	494,293	-	-	4	-	-	-
Units purchased	330,320	374,361	751	-	118,672	1,885	31,186	-
Units redeemed	(153,242)	(150,548)	-	-	(64,711)	(1,881)	(10,466)	-

Ending units	895,184	718,106	751	-	53,965	4	20,720	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRBCGP		TRHS2		TRLT1		VEEMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,438)	-	(325,006)	(214,524)	7	-	(1,681)	5,475
Realized gain (loss) on investments	8,052	-	1,318,258	1,027,050	-	-	5,617	(962)
Change in unrealized gain (loss) on investments	(524,522)	-	115,975	2,855,437	(101)	-	(182,594)	82,719
Reinvested capital gains	572,528	-	1,947,744	1,359,965	76	-	23,672	17,010

Net increase (decrease) in contract owners’ equity resulting from operations	49,620	-	3,056,971	5,027,928	(18)	-	(154,986)	104,242

Equity transactions:
Purchase payments received from contract owners (note 4)	4,865,031	-	5,605,144	3,276,741	12,500	-	193,904	226,691
Transfers between funds	580,608	-	(471,236)	132,686	-	-	115,655	89,402
Redemptions (notes 2, 3, and 4)	(30,789)	-	(1,651,805)	(607,802)	-	-	(17,249)	(3,744)
Adjustments to maintain reserves	(11)	-	(23)	65	3	-	(2)	(1)

Net equity transactions	5,414,839	-	3,482,080	2,801,690	12,503	-	292,308	312,348

Net change in contract owners’ equity	5,464,459	-	6,539,051	7,829,618	12,485	-	137,322	416,590
Contract owners’ equity at beginning of period	-	-	24,398,216	16,568,598	-	-	650,746	234,156

Contract owners’ equity at end of period	$5,464,459	-	30,937,267	24,398,216	12,485	-	788,068	650,746

CHANGE IN UNITS:
Beginning units	-	-	1,479,758	1,284,265	-	-	56,522	23,508
Units purchased	593,120	-	644,436	830,765	1,252	-	53,878	47,104
Units redeemed	(140,517)	-	(443,107)	(635,272)	-	-	(31,515)	(14,090)

Ending units	452,603	-	1,681,087	1,479,758	1,252	-	78,885	56,522

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGGS		VWHA		VWHAS		VVHGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$551,438	92,806	(36,862)	(10,957)	(73,446)	(25,397)	(1,970)	-
Realized gain (loss) on investments	(374,670)	1,694,678	123,449	(180,107)	592,467	(925,082)	(1,997)	-
Change in unrealized gain (loss) on investments	(1,008,095)	(43,705)	399,946	677,448	809,268	2,147,293	(23,761)	-
Reinvested capital gains	-	-	-	-	-	-	934	-

Net increase (decrease) in contract owners’ equity resulting from operations	(831,327)	1,743,779	486,533	486,384	1,328,289	1,196,814	(26,794)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	278,710	803,031	3,176	5,250	801,515	538,397	3,362,629	-
Transfers between funds	1,862,924	(327,728)	(112,790)	513,696	242,780	(282,697)	85,563	-
Redemptions (notes 2, 3, and 4)	(515,652)	(386,031)	(450,936)	(266,216)	(462,594)	(768,500)	(13,358)	-
Adjustments to maintain reserves	(119)	37	(4)	109	(56)	71	(5)	-

Net equity transactions	1,625,863	89,309	(560,554)	252,839	581,645	(512,729)	3,434,829	-

Net change in contract owners’ equity	794,536	1,833,088	(74,021)	739,223	1,909,934	684,085	3,408,035	-
Contract owners’ equity at beginning of period	4,709,123	2,876,035	3,086,933	2,347,710	7,937,824	7,253,739	-	-

Contract owners’ equity at end of period	$5,503,659	4,709,123	3,012,912	3,086,933	9,847,758	7,937,824	3,408,035	-

CHANGE IN UNITS:
Beginning units	282,879	236,115	553,456	496,103	908,643	976,376	-	-
Units purchased	313,087	583,923	250,902	229,963	500,272	579,714	493,925	-
Units redeemed	(206,644)	(537,159)	(342,740)	(172,610)	(448,598)	(647,447)	(149,124)	-

Ending units	389,322	282,879	461,618	553,456	960,317	908,643	344,801	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVI		VVMCI		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,725)	-	(1,610)	-	(3,503)	-	(3,006)	-
Realized gain (loss) on investments	(87)	-	7,467	-	102	-	(104)	-
Change in unrealized gain (loss) on investments	(110,417)	-	78,501	-	(19,550)	-	(6,836)	-
Reinvested capital gains	-	-	1,701	-	21	-	174	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,229)	-	86,059	-	(22,930)	-	(9,772)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,169,055	-	1,500,283	-	2,918,281	-	2,520,230	-
Transfers between funds	42,781	-	(31,164)	-	19,150	-	39,614	-
Redemptions (notes 2, 3, and 4)	(6,847)	-	(4,659)	-	(13,124)	-	(11,404)	-
Adjustments to maintain reserves	4	-	(14)	-	(1)	-	(6)	-

Net equity transactions	2,204,993	-	1,464,446	-	2,924,306	-	2,548,434	-

Net change in contract owners’ equity	2,091,764	-	1,550,505	-	2,901,376	-	2,538,662	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,091,764	-	1,550,505	-	2,901,376	-	2,538,662	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	275,242	-	156,535	-	411,522	-	266,814	-
Units redeemed	(84,748)	-	(41,279)	-	(121,068)	-	(52,224)	-

Ending units	190,494	-	115,256	-	290,454	-	214,590	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		VVEI		VRVDRA		WFVSG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,956)	-	(65)	-	(16,806)	199	(858)	-
Realized gain (loss) on investments	10,906	-	(3)	-	140,797	(612,454)	478	-
Change in unrealized gain (loss) on investments	238,527	-	4,342	-	1,419,748	272,409	(30,872)	-
Reinvested capital gains	1,921	-	-	-	91,026	60,498	24,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	247,398	-	4,274	-	1,634,765	(279,348)	(6,902)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,442,342	-	169,872	-	507,598	1,124,571	624,300	-
Transfers between funds	22,968	-	-	-	940,496	(771,534)	(4,336)	-
Redemptions (notes 2, 3, and 4)	(18,562)	-	(69)	-	(167,907)	(71,870)	(4,063)	-
Adjustments to maintain reserves	3	-	(1)	-	(72)	2	(4)	-

Net equity transactions	3,446,751	-	169,802	-	1,280,115	281,169	615,897	-

Net change in contract owners’ equity	3,694,149	-	174,076	-	2,914,880	1,821	608,995	-
Contract owners’ equity at beginning of period	-	-	-	-	3,276,458	3,274,637	-	-

Contract owners’ equity at end of period	$3,694,149	-	174,076	-	6,191,338	3,276,458	608,995	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	311,492	303,188	-	-
Units purchased	414,907	-	16,886	-	219,538	258,223	86,097	-
Units redeemed	(141,291)	-	(7)	-	(123,916)	(249,919)	(26,627)	-

Ending units	273,616	-	16,879	-	407,114	311,492	59,470	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPI2		CLVQF2		GVDIV2		NVMLV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,926)	10,256	-	146,912	-	239,809	-	28,941
Realized gain (loss) on investments	(190,331)	(82,669)	-	(165,311)	-	(1,976,574)	-	(7,726,283)
Change in unrealized gain (loss) on investments	181,196	(216,468)	-	115,279	-	1,038,741	-	2,438,054
Reinvested capital gains	-	-	-	-	-	-	-	3,686,348

Net increase (decrease) in contract owners’ equity resulting from operations	(18,061)	(288,881)	-	96,880	-	(698,024)	-	(1,572,940)

Equity transactions:
Purchase payments received from contract owners (note 4)	555	10,413	-	340,692	-	36,272	-	100,853
Transfers between funds	(2,539,150)	(74,555)	-	(4,631,564)	-	(3,589,691)	-	(8,668,942)
Redemptions (notes 2, 3, and 4)	(169,020)	(681,932)	-	(35,644)	-	(441,711)	-	(994,764)
Adjustments to maintain reserves	15	71	-	46	-	(88)	-	187

Net equity transactions	(2,707,600)	(746,003)	-	(4,326,470)	-	(3,995,218)	-	(9,562,666)

Net change in contract owners’ equity	(2,725,661)	(1,034,884)	-	(4,229,590)	-	(4,693,242)	-	(11,135,606)
Contract owners’ equity at beginning of period	2,725,661	3,760,545	-	4,229,590	-	4,693,242	-	11,135,606

Contract owners’ equity at end of period	$-	2,725,661	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	288,517	368,633	-	461,815	-	477,450	-	530,165
Units purchased	6,277	25,658	-	229,922	-	57,725	-	194,844
Units redeemed	(294,794)	(105,774)	-	(691,737)	-	(535,175)	-	(725,009)

Ending units	-	288,517	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLM2		NVLCA2
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(41,182)	-	(44,426)
Realized gain (loss) on investments	-	(224,827)	-	(225,460)
Change in unrealized gain (loss) on investments	-	(316,504)	-	(43,988)
Reinvested capital gains	-	378,460	-	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	-	(204,053)	-	(235,694)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	297,402	-	1,544,115
Transfers between funds	-	(6,426,056)	-	(6,538,197)
Redemptions (notes 2, 3, and 4)	-	(229,265)	-	(172,860)
Adjustments to maintain reserves	-	(89)	-	(37)

Net equity transactions	-	(6,358,008)	-	(5,166,979)

Net change in contract owners’ equity	-	(6,562,061)	-	(5,402,673)
Contract owners’ equity at beginning of period	-	6,562,061	-	5,402,673

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	461,036	-	349,883
Units purchased	-	73,600	-	173,165
Units redeemed	-	(534,636)	-	(523,048)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
CHARLES SCHWAB FUNDS
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)*
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
FIRST EAGLE
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
HARTFORD MUTUAL FUNDS (THE)
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)
Hartford MidCap HLS Fund - Class IA (HTMCIA)
INVESCO INVESTMENTS
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
NORTHERN LIGHTS
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
PRINCIPAL INVESTORS
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
PROFUNDS
ProFund VP Asia 30 (PROA30)
ProFund Access VP High Yield Fund (PROAHY)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Basic Materials (PROBM)
ProFund VP Banks (PROBNK)
ProFund VP Bear (PROBR)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Europe 30 (PROE30)
ProFund VP Emerging Markets (PROEM)
ProFund VP Financials (PROFIN)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Japan (PROJP)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Internet (PRONET)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)*
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Semiconductor (PROSCN)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)*
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
Vanguard Variable Ins Funds
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)	12/30/2021
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)	12/30/2021
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)	12/20/2021
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	12/6/2021
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)	12/6/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)	12/6/2021
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)	12/3/2021
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)	12/1/2021
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)	12/1/2021
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	11/19/2021
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	11/19/2021
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)	11/18/2021
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)	11/18/2021
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	11/18/2021
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)	11/17/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	11/17/2021
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	11/12/2021
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	11/2/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)	7/28/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)	7/26/2021
Hartford MidCap HLS Fund - Class IA (HTMCIA)	7/1/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)	6/28/2021
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)	6/18/2021

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/11/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)	6/1/2021
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)	6/1/2021
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)	5/28/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)	5/28/2021
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)	5/26/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)	5/26/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	5/25/2021
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	5/25/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)	5/24/2021
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)	5/24/2021
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)	5/20/2021
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)	5/20/2021
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)	5/20/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)	5/20/2021
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	5/14/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)	5/12/2021
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)	5/12/2021
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)	5/12/2021
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)	5/12/2021
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)	5/12/2021
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)	5/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)	5/5/2021
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)	5/5/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	5/5/2021
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)	5/5/2021
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	4/30/2021
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	4/30/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)	4/23/2021
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)	4/23/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	4/22/2021
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)	4/22/2021
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)	4/22/2021
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)	4/15/2021
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)	4/15/2021
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)	4/15/2021
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/15/2021
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)	4/15/2021
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)	4/15/2021
Vanguard Variable Insurance Fund - International Portfolio (VVI)	4/15/2021
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)	3/12/2021
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	3/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)	3/12/2021
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)	3/12/2021
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	3/12/2021
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)	2/12/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	2/12/2021
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)	2/12/2021
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	2/12/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	2/12/2021
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	1/14/2021
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	1/14/2021
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	1/14/2021
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	11/12/2020
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)	11/10/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	7/28/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	7/2/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	6/8/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/12/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/5/2020
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)		12/31/2021
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		5/15/2020

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AFGC	American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1	American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1	5/1/2021
AMVBA1	American Funds Insurance Series(R) - The Bond Fund of America: Class 1	American Funds Insurance Series(R) - Bond Fund: Class 1	5/1/2021
AMVBC4	American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4	5/1/2021
CLVEM1	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1	Columbia Funds Variable Series Trust II - Columbia VP Emerging Markets: Class 1	5/1/2021
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
CSCRS	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1	Credit Suisse Trust - Commodity Return Strategy Portfolio	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF2	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PROAHY	ProFund Access VP High Yield Fund	ProFund VP Access High Yield Fund	4/26/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
PVEIIA	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
WFVSG1	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1	10/11/2021

Effective January 1, 2021, the trust name Amundi Pioneer was changed to Amundi US.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,552,045 and $4,067,781, respectively, and total transfers from the Separate Account to the fixed account were $1,628,184 and $4,154,795, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,426,627,933	$-	$-	$3,426,627,933

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$361,245	$416,385
ALVGIA	48,693	38
ALVIVB	148,110	109,435
AAEIP3	4,419,282	3,458,240
ARLPE3	846,631	768,838
ACVGI	1,510,217	26,346
ACVI	34,017	5
ACVIG	6,064,744	5,291,778
ACVIP1	36,847	617
ACVIP2	14,624,925	7,516,875
ACVMV2	1,940,682	256,559
ACVU1	322,350	450,148
ACVV	1,431,676	1,825,784
ACVV2	4,874,596	2,518,181
AFGC	394,709	32,676
AFGF	376,162	51
AMVBA1	802,895	2,237
AMVBC4	7,122,397	1,988,606
AMVCB4	4,686,486	3,205,825
AMVGS4	3,261,527	1,810,261
AMVI4	2,340,084	773,419
AMVIG1	1,052,580	6,555
AMVM1	395,471	7,335
AMVNW1	1,029,552	29,117
AMVNW4	5,684,346	1,326,323
PIHYB2	7,090	29,484
BRVDA3	1,433,104	1,313,104
BRVED3	1,563,657	1,574,457

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

BRVEDI	2,801,183	51,554
BRVHY3	8,929,714	6,903,079
BRVHYI	1,011,705	9,735
BRVMMI	198,325	18,982
BRVSII	1,118,072	22,521
BRVTR1	27,906	5
BRVTR3	11,723,716	7,590,179
MLVGA3	8,663,682	6,163,724
DVMCSS	1,263,027	1,650,916
SASP5I	8,130,332	311,273
CLSCV1	395,207	114,826
CLVDC1	93,488	1,213
CLVEM1	456,852	7,557
CLVHY2	5,769,258	3,084,987
CLVLD1	356,452	131,436
CLVLG1	366,387	6,312
CLVLV1	1,775,939	478,290
CLVPB1	26,310	123
CLVSE1	37,717	127
CSCRS	2,060,855	886,739
CSCRS2	314,942	6,009
DWVEMD	579,634	2,612
DWVSVS	5,819,815	3,469,194
DFVIV	1,110,012	111,824
ETVFR	10,646,911	7,180,505
FHIB	244,325	2,593
FQB	202	84
FVUS2	1,346,042	878,190
FAM2	134,020	636,588
FB2	25,564,370	6,777,002
FC2	12,310,459	3,241,159
FEI2	2,218,123	2,052,602
FEMS2	8,551,197	3,266,559
FG2	37,621,903	15,932,869
FGI2	10,241,548	3,935,770
FHI2	391,582	835,842
FICAP	2,163	-
FIGBP	36,833	4
FIGBP2	9,818,899	5,387,699
FIP	3,004,126	37,307
FMCP	46,283	31
FMMP	941,429	478,322
FNRS2	2,373,751	1,813,813
FRESS2	2,460,106	1,696,396
FVIII	1,135,417	10,924
FVP	18,987	2
FVSII	13,774	-
FVSIS2	6,066,534	1,591,009
FEOVF	604,534	12,464
FTVFA2	1,231,544	610,547
FTVGI2	1,196,706	2,138,920
FTVIS2	7,118,276	6,545,857
FTVMD2	1,760,733	1,172,543
GVGMNS	124,079	204,535
GVHQFA	1,248,250	436,498
GVMSAS	417,214	810,777
GVFRB	511,785	4,737,154
RAF	3,171,749	2,627,079
RBF	4,331,229	5,578,627
RBKF	5,730,392	5,733,318

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RBMF	3,001,810	3,667,086
RCPF	2,423,970	2,749,750
RELF	5,299,218	5,525,895
RENF	7,881,869	6,533,423
RESF	7,213,038	6,837,094
RFSF	6,233,414	5,251,064
RHCF	3,270,574	4,045,434
RHYS	7,493,843	9,251,585
RINF	4,764,814	5,093,893
RJNF	7,007,134	6,062,189
RLCE	1,734,931	1,712,693
RLCJ	8,729,606	9,256,251
RLF	2,431,394	1,244,514
RMED	4,042,952	3,475,822
RMEK	14,083,371	15,650,492
RNF	11,360,551	8,834,809
ROF	17,283,869	18,327,164
RPMF	6,275,620	5,962,732
RREF	7,222,069	6,238,703
RRF	1,485,448	1,693,950
RSRF	944,781	2,513,350
RTEC	8,855,751	8,478,065
RTEL	338,117	306,879
RTF	41,579,599	35,345,070
RTRF	3,797,427	4,272,763
RUF	3,424,830	2,777,842
RUGB	24,062,788	25,675,300
RUTL	6,337,892	5,921,262
RVARS	318,888	613,763
RVCMD	3,111,942	2,375,951
RVF	32,848,587	36,641,285
RVIDD	7,601,777	6,196,205
RVIMC	380,165	406,236
RVISC	3,415,698	3,419,282
RVLCG	12,794,574	12,389,568
RVLCV	7,417,990	8,752,286
RVLDD	19,081,756	23,816,107
RVMCG	8,697,249	9,837,123
RVMCV	7,232,987	8,041,796
RVMFU	217,202	621,145
RVSCG	6,224,521	8,722,948
RVSCV	9,622,882	9,329,848
RVSDL	3,094,606	2,362,981
RVWDL	897,375	1,571,692
HTDEIA	413,481	3,719
HTMCIA	103,256	341
AVIE2	893,672	392,308
IVBRA2	1,148,265	661,943
IVEW52	3,121,688	3,548,647
IVEW5I	19,800	1,949
OVAG	673,449	4,984
OVGSS	3,571,666	2,347,877
OVIG	1,634,862	11,457
OVIGS	1,818,910	6,900,149
OVSCS	3,626,461	2,012,417
WRASP	1,805,006	1,929,509
WRENG	248,198	621,332
JPIGA2	1,035,145	156,248
JPIIB2	608,912	73,362
JPMMV1	1,758,465	26,731

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JPSCE1	125,222	136
OGBDP	6,093,430	96,618
OGDEP	787,762	111
JABS	8,311,705	4,716,997
JAFBS	3,214,126	2,507,438
JAGTS	23,936,961	11,915,980
JAMGS	5,667,868	1,539,042
LZREMI	268,159	6,722
LZREMS	915,176	12,177,561
LPVAI	436,566	7,475
LPVCA2	2,184,027	624,858
LPVCII	1,007,536	10,578
LPVCMI	10,190	2
LPWHY2	661,576	1,274,019
SBVI	164,978	69,348
SBVSG2	6,270,455	2,334,538
LOVSDC	7,523,624	4,939,612
LOVTRC	2,411,260	1,118,410
MNCPS2	4,135,049	4,010,805
MNHCBI	398,790	13,561
MNVFRI	632,318	3,245
M3GRES	220,750	3,275
MEGS	15,738	5
MV2RIS	1,005,159	555,878
MV3MVI	118,249	2,878
MV3MVS	5,750,361	3,993,600
MVBRES	516,038	1,525,879
MVFIC	1,664,571	6,480
MVGTAS	121,811	223,859
MVIGIC	68,745	12
MVIGSC	1,380,751	51,017
MVITSI	93,448	831
MVIVSC	6,214,632	2,405,501
MVUSC	1,481,588	685,985
MGRFV	862,995	1,283,360
MSEMB	1,360,611	1,414,107
MSGI2	2,339,322	1,755,163
MSVEG2	34,511,788	14,864,799
MSVEM	34,177	23
MSVGT2	193,163	194,088
VKVGR2	714,567	2,962,710
DTRTFB	2,568,435	4,953,070
EIF2	3,312,223	1,069,059
GBF	4,590,069	7,934,701
GBF2	7,844,569	5,435,833
GEM	885,807	1,082,922
GEM2	11,061,770	2,354,684
GVAAA2	18,558,073	11,001,649
GVABD2	6,795,631	1,688,656
GVAGG2	3,720,695	2,530,036
GVAGI2	11,617,689	4,135,845
GVAGR2	21,263,355	9,808,806
GVDMA	2,982,253	4,543,211
GVDMC	1,919,555	4,350,152
GVEX1	66,085,512	37,760,375
GVIDA	2,706,170	1,459,298
GVIDC	3,073,770	2,353,280
GVIDM	4,372,574	8,188,043
HIBF	7,135,508	5,537,180
IDPG2	468,929	1,066,549

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

IDPGI2	330,791	293,161
MCIF	18,573,990	7,993,170
MSBF	5,418,529	5,961,303
NAMAA2	2,141,164	650,777
NAMGI2	520,484	1,053,157
NCPG2	35,098	306,801
NCPGI2	317,527	147,252
NJMMA2	303,037	115,354
NVAMV2	26,856	977,731
NVAMVZ	7,380,491	7,810,054
NVBX	14,456,228	10,313,019
NVCBD2	4,800,457	2,274,594
NVCCA2	1,479,241	2,181,031
NVCCN2	2,108,246	4,286,656
NVCMA2	858,537	1,500,414
NVCMC2	1,220,688	1,904,184
NVCMD2	1,120,056	6,751,780
NVCRA2	2,036,404	2,310,027
NVCRB2	1,864,939	1,669,252
NVDBL2	3,809,252	10,831,519
NVDCA2	1,953,299	2,488,228
NVFIII	3,681,273	874,336
NVGEII	599,490	206,218
NVIE6	295,389	687,209
NVIX	8,504,640	3,407,715
NVLCP2	1,781,582	10,945,003
NVLCPP	39,763,391	1,673,117
NVLCPY	63,276	34
NVMGA2	740,883	344,023
NVMIG6	12,759,262	3,436,983
NVMIVZ	1,989,305	1,090,557
NVMLG2	3,512,056	2,480,316
NVMM2	208,017,283	229,393,801
NVMMG1	222,659	36,544
NVMMG2	16,990,993	13,490,741
NVMMV2	3,758,070	3,311,068
NVNMO1	427,639	9,275
NVNMO2	658,436	712,755
NVNSR2	622,622	203,145
NVOLG2	4,486,237	4,235,156
NVRE2	6,137,322	3,600,413
NVSIX2	12,091,843	10,805,193
NVSTB2	10,032,468	11,002,428
NVTIV3	15,089	541,991
SAM	-	426
SCF	2,269,304	3,205,280
SCF2	4,928,063	3,092,322
SCGF	2,747,601	3,936,034
SCGF2	8,855,302	6,759,268
SCVF	2,086,222	2,163,821
SCVF2	3,027,978	3,668,888
TRF	534,916	726,184
TRF2	860,792	184,612
AMSRS	33,336	29
NBARMS	290,660	175,946
NO7TB	56,123	364,140
NOTBBA	6,549,409	11,026,215
PMUBA	5,138,776	4,238,608
PMVAAD	2,374,789	1,387,526
PMVEBD	1,083,862	1,147,848

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVFAD	1,436,463	531,742
PMVFHI	624,025	2,273
PMVFHV	1,061,946	295,662
PMVGBD	783,669	2,018,196
PMVHYD	10,037,115	15,482,116
PMVHYI	1,044,318	2,941
PMVII	1,957,869	6,076
PMVIV	4,561,538	3,288,590
PMVLAD	4,980,062	7,798,386
PMVLDI	687,428	4,008
PMVRI	825,963	8,373
PMVRSD	2,900,967	1,132,137
PMVRSI	444,654	4,041
PMVSTA	9,118,544	5,947,588
PMVSTI	799,099	5,394
PMVTRD	9,341,480	39,332,735
PMVTRI	1,406,810	16,133
PNVMC1	144,261	1,299
PROA30	21,142,528	20,679,278
PROAHY	19,375,554	21,355,639
PROBIO	4,054,638	4,948,843
PROBL	17,645,256	19,362,654
PROBM	5,528,952	5,632,418
PROBNK	9,150,980	8,483,156
PROBR	6,111,605	5,947,953
PROCG	4,286,101	3,822,826
PROCS	2,606,604	3,018,204
PROE30	2,879,649	2,826,953
PROEM	7,603,872	8,228,354
PROFIN	6,720,818	5,497,230
PROGVP	5,038,888	5,686,070
PROHC	4,227,768	4,893,259
PROIND	6,215,947	6,016,657
PROINT	1,956,446	2,202,779
PROJP	5,379,389	5,346,122
PRON	9,927,204	14,059,528
PRONET	5,255,946	5,976,192
PROOG	9,978,801	10,017,789
PROPHR	1,933,555	1,952,723
PROPM	6,975,759	7,950,178
PRORE	5,566,130	8,147,359
PRORRO	1,420,454	1,568,906
PROSCN	8,573,177	7,224,450
PROSEM	2,215,585	2,221,247
PROSIN	671,729	703,941
PROSN	1,865,532	1,837,745
PROTEC	7,282,094	9,677,713
PROTEL	1,673,125	1,781,444
PROUN	19,623,493	18,880,041
PROUSN	3,869,061	3,820,427
PROUTL	4,011,193	3,694,888
PVEIB	4,757,348	1,135,342
PVEIIA	7,571	-
PVIGIB	1,327,360	506,192
PVTIGB	315,724	104,699
TRBCGP	6,055,057	74,117
TRHS2	9,076,739	3,971,898
TRLT1	12,586	4
VEEMS	567,584	253,284
VVGGS	4,876,129	2,698,709

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VWHA	1,387,069	1,984,481
VWHAS	3,584,776	3,076,521
VVHGB	3,571,301	137,503
VVI	2,206,746	4,482
VVMCI	1,540,469	75,918
VVSTC	2,951,339	30,514
VVTISI	2,555,625	10,017
VVTSM	3,584,949	140,237
VVEI	169,862	123
VRVDRA	2,182,009	827,603
WFVSG1	645,193	5,800
NOVPI2	73,201	2,789,742

	$1,744,404,360	$1,458,724,077

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2021	0.65%	to	1.80%	46,826	$20.23	to	$17.86	$881,223	0.26%	12.63%	to	11.32%
2020	0.65%	to	1.80%	49,893	17.96	to	16.05	839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2021	0.30%	to	0.35%	117,540	13.57	to	13.56	1,594,814	0.00%	27.01%	to	26.95%
2020	0.35%			80	10.68			855	0.00%	6.85%			****
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.35%			3,653	9.68			35,367	0.00%	-3.18%			****
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.45%	to	2.20%	687,683	19.76	to	17.56	12,744,725	1.03%	23.09%	to	20.93%
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.35%			3,579	10.14			36,287	1.25%	1.39%			****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.45%	to	2.15%	1,652,915	13.50	to	11.24	20,507,712	3.26%	5.79%	to	3.98%
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2021	1.00%	to	1.65%	136,116	15.84	to	15.67	2,146,966	1.37%	21.79%	to	20.99%
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.15%	to	1.60%	95,856	32.16	to	31.20	3,068,316	0.00%	21.74%	to	21.19%
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.45%	to	2.15%	574,186	17.45	to	15.56	9,407,513	1.74%	23.95%	to	21.83%
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.85%	to	1.65%	168,674	16.14	to	15.92	2,711,764	1.70%	23.22%	to	22.23%
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	****
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%		*	***
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	****
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			****
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	****
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%			****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	****
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%		*	***
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	****
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	1.30%			298	19.86			5,918	2.50%	-2.68%
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to	15.40%
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to	25.41%
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to	21.93%
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to	-4.31%
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to	20.20%
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to	23.19%
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to	2.10%
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)
2021	0.35%			217	9.97			2,163	0.00%	-0.34%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to	-3.03%
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13%	****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%		*	***
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to	52.28%
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to	35.94%
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34%	****
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to	1.25%
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to	2.82%
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to	9.56%
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to	-7.04%
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to	14.25%
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2021	0.85%	to	2.10%	452,506	9.90	to	9.04	4,368,041	0.03%	-0.91%	to	-2.16%
2020	0.85%	to	2.15%	362,589	9.99	to	9.21	3,560,567	0.61%	-0.47%	to	-1.78%
2019	0.45%	to	2.35%	640,540	10.24	to	9.28	6,322,332	1.94%	1.40%	to	-0.54%
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.65%	to	1.65%	66,907	11.28	to	10.87	740,719	1.28%	4.15%	to	3.11%
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
Rydex Variable Trust - Biotechnology Fund (RBF)
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
Rydex Variable Trust - Banking Fund (RBKF)
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
Rydex Variable Trust - Electronics Fund (RELF)
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
Rydex Variable Trust - Energy Fund (RENF)
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
Rydex Variable Trust - Energy Services Fund (RESF)
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
Rydex Variable Trust - Financial Services Fund (RFSF)
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
Rydex Variable Trust - Health Care Fund (RHCF)
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
Rydex Variable Trust - Internet Fund (RINF)
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
Rydex Variable Trust - Leisure Fund (RLF)
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
Rydex Variable Trust - Nova Fund (RNF)
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
Rydex Variable Trust - Real Estate Fund (RREF)
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
Rydex Variable Trust - Retailing Fund (RRF)
2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2021	0.65%	to	2.00%	261,946	13.93	to	16.10	4,528,335	0.63%	22.99%	to	21.32%
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
Rydex Variable Trust - Technology Fund (RTEC)
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
Rydex Variable Trust - Transportation Fund (RTRF)
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
Rydex Variable Trust - Utilities Fund (RUTL)
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to	40.40%
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to	8.54%
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to	-15.52%
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08%	****
Hartford MidCap HLS Fund - Class IA (HTMCIA)
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%			****
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to	3.86%
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to	7.08%
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to	26.76%
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68%	****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to	12.75%
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83%	****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to	20.25%
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to	8.23%
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to	39.66%
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2021	0.85%	to	1.65%	192,352	15.38	to	14.59	2,894,815	0.84%	8.34%	to	7.46%
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to	13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to	14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2021	1.00%	to	1.65%	144,166	13.36	to	12.80	1,905,107	2.54%	7.14%	to	6.43%
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to	3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to	12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.30%	to	0.35%	132,927	13.74	to	13.73	1,825,591	0.02%	29.50%	to	29.43%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2021	0.30%	to	0.35%	13,048	9.75			127,276	0.00%	-2.45%	to	-2.46%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2021	0.30%	to	0.35%	599,056	9.95	to	9.94	5,957,221	0.13%	-1.65%	to	-1.70%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2021	0.30%	to	0.35%	77,747	10.33			803,142	0.00%	3.31%	to	3.30%	****
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to	14.98%
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to	-2.75%
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to	15.80%
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to	14.62%
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to	3.25%
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to	8.23%
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
2021	0.35%			956	10.12			9,673	0.00%	1.18%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to	-1.13%
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to	10.46%
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to	-1.03%
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%		*	***
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	****
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%		*	***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%		*	***
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%		*	***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2021	0.45%	to	2.10%	490,141	15.25	to	13.41	7,042,537	2.43%	13.49%	to	11.61%
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%		*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.45%	to	2.15%	967,149	15.43	to	12.84	13,778,083	2.35%	23.28%	to	21.17%
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	0.85%	to	1.35%	59,642	10.79	to	10.67	641,344	2.57%	6.16%	to	5.63%
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.45%	to	2.10%	3,782,136	9.92	to	9.87	37,434,944	3.51%	-0.81%	to	-1.25%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2021	0.35%			6,209	10.01			62,174	2.21%	0.13%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.45%	to	2.10%	668,747	26.63	to	21.92	16,286,357	0.20%	-1.85%	to	-3.48%
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%		*	***
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%		*	***
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2021	0.65%	to	1.65%	105,301	13.26	to	12.33	1,345,659	0.30%	17.18%	to	16.00%
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2021	1.15%	to	1.85%	53,242	12.93	to	12.20	675,968	0.41%	12.48%	to	11.69%
2020	1.15%	to	2.35%	78,364	11.49	to	10.53	882,747	1.70%	3.99%	to	2.73%
2019	1.15%	to	2.35%	79,560	11.05	to	10.25	863,721	1.22%	13.57%	to	12.20%
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2021	0.45%	to	2.50%	1,355,517	10.36	to	8.65	13,107,228	0.29%	-2.83%	to	-4.83%
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%		*	***
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%		*	***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	****
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	****
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Asia 30 (PROA30)
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
ProFund Access VP High Yield Fund (PROAHY)
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
ProFund VP Biotechnology (PROBIO)
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
ProFund VP Bull (PROBL)
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
ProFund VP Basic Materials (PROBM)
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
ProFund VP Banks (PROBNK)
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
ProFund VP Bear (PROBR)
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
ProFund VP Consumer Goods (PROCG)
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
ProFund VP Consumer Services (PROCS)
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
ProFund VP Europe 30 (PROE30)
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
ProFund VP Emerging Markets (PROEM)
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Financials (PROFIN)
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
ProFund VP U.S. Government Plus (PROGVP)
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
ProFund VP Health Care (PROHC)
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
ProFund VP Industrials (PROIND)
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
ProFund VP International (PROINT)
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
ProFund VP Japan (PROJP)
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
ProFund VP NASDAQ-100 (PRON)
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
ProFund VP Internet (PRONET)
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
ProFund VP Oil & Gas (PROOG)
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
ProFund VP Pharmaceuticals (PROPHR)
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
ProFund VP Precious Metals (PROPM)
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
ProFund VP Rising Rates Opportunity (PRORRO)
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
ProFund VP Semiconductor (PROSCN)
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
ProFund VP Short Emerging Markets (PROSEM)
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
ProFund VP Short International (PROSIN)
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
ProFund VP Short NASDAQ-100 (PROSN)
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
ProFund VP Technology (PROTEC)
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
ProFund VP Telecommunications (PROTEL)
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
ProFund VP UltraNASDAQ-100 (PROUN)
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Utilities (PROUTL)
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2021	0.35%			751	10.09			7,579	0.00%	0.91%		*	***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%		*	***
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	****
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.